  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 19, 1998.

                                             1933 ACT REGISTRATION NO. 333-14725
                                             1940 ACT REGISTRATION NO. 811-07873
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                ----------------

                                   FORM N-1A

      REGISTRATION STATEMENT UNDER THE
        SECURITIES ACT OF 1933           [_]
      Pre-Effective Amendment No.        [_]

      Post-Effective Amendment No.  2    [X]

                                     and/or

      REGISTRATION STATEMENT UNDER THE
       INVESTMENT COMPANY ACT OF 1940    [_]

      Amendment No.  2                   [X]

                        (Check appropriate box or boxes)

                                ----------------

                        NUVEEN FLAGSHIP MUNICIPAL TRUST
               (Exact name of Registrant as Specified in Charter)

333 West Wacker Drive, Chicago, Illinois                 60606
(Address of Principal Executive Office)                (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 917-7700

    Gifford R. Zimmerman, Esq.--Vice                With a copy to:
   President and Assistant Secretary                Thomas S. Harman
         333 West Wacker Drive
        Chicago, Illinois 60606               Morgan, Lewis & Bockius

(Name and Address of Agent for Service)         1800 M. Street, NW

                                               Washington, DC 20036


It is proposed that this filing will become effective (check appropriate box):

[_] Immediately upon filing pursuant     [X] on August 31, 1998 pursuant to
    to paragraph (b)                         paragraph (a)(1)
[_] on (date) pursuant to paragraph (b)  [_] 75 days after filing pursuant
[_] 60 days after filing pursuant to         to paragraph (a)(2)
  paragraph (a)(1)                       [_] on (date) pursuant to paragraph
                                             (a)(2) of Rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previ-ously filed post-effective amendment.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                    CONTENTS

                                       OF

                             REGISTRATION STATEMENT

                        UNDER THE SECURITIES ACT OF 1933

                               FILE NO. 333-14725

                                      AND

                             REGISTRATION STATEMENT

                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                               FILE NO. 811-07873

    This Registration Statement comprises the following papers and contents:

                 The Facing Sheet

                 Cross-Reference Sheet

                 Part A-The Prospectus

                 Part B-The Statement of Additional Information

                 Copy of Annual Reports to Shareholders (the financial
                  statements from which are incorporated by reference into the Statement of Additional Information)

                 Part C-Other Information

                 Signatures

                 Index to Exhibits

                 Exhibits

                        NUVEEN FLAGSHIP MUNICIPAL TRUST

                                ----------------

                             CROSS REFERENCE SHEET

                               PART A--PROSPECTUS

    ITEM IN
    PART A
  OF FORM N-
      1A                                                     PROSPECTUS LOCATION
  ----------                                                 -------------------
 1 Front and Back Cover Pages
 2 Risk/Return Summary: Investments, Risks, and
   Performance
 3 Risk/Return Summary: Fee Table
 4 Investment Objectives, Principal Investment
   Strategies, and Related Risks
 5 Management's Discussion of Fund Performance
 6 Management, Organization, and Capital
   Structure
 7 Shareholder Information
 8 Distribution Arrangements
 9 Financial Highlights Information

                  PART B--STATEMENT OF ADDITIONAL INFORMATION

    ITEM IN
    PART B
  OF FORM N-                                            LOCATION IN STATEMENT
      1A                                              OF ADDITIONAL INFORMATION
  ----------                                          -------------------------
10 Cover Page and Table of Contents
11 Fund History
12 Description of the Fund and Its
   Investments and Risks
13 Management of the Fund
14 Control Persons and Principal Holders of
   Securities
15 Investment Advisory and Other Services
16 Brokerage Allocation and Other Practices
17 Capital Stock and Other Securities
18 Purchase, Redemption and Pricing of
   Securities
19 Taxation of the Fund
20 Underwriters
21 Calculation of Performance Data
22 Financial Statements

                         PART C--OTHER INFORMATION

    ITEM IN
    PART C
  OF FORM N-
      1A                                     LOCATION IN OTHER INFORMATION
  ----------                                 -----------------------------
23 Exhibits                           23 Exhibits
24 Persons Controlled By or Under     24 Persons Controlled By or Under Common
   Common Control with the Fund          Control with the Fund
25 Indemnification                    25Indemnification
26 Business and Other Connections of  26 Business and Other Connections of the
   the Investment Adviser                Investment Adviser
27 Principal Underwriters             27Principal Underwriters
28 Location of Accounts and Reports   28Location of Accounts and Reports
29 Management Services                29Management Services
30 Undertakings                       30Undertakings

                               PART A--PROSPECTUS

                        NUVEEN FLAGSHIP MUNICIPAL TRUST

                             333 West Wacker Drive

                            Chicago, Illinois 60606

NUVEEN
Municipal
Bond Funds


August 30, 1998

Prospectus

Dependable, tax-free income
to help you keep more of
what you earn.


National


[PHOTO]

Table of Contents

Section 1       The Funds
This section provides you with an overview of the funds including investment objectives, portfolio holdings and historical performance information.

Introduction..................................................  1
Nuveen Municipal Bond Fund....................................  2
Nuveen Insured Municipal Bond Fund............................  4
Nuveen Flagship All-American Municipal Bond Fund..............  6
Nuveen Flagship Intermediate Municipal Bond Fund..............  8
Nuveen Flagship Limited Term Municipal Bond Fund.............. 10
Summary of Fund Expenses...................................... 12

Section 2       How We Manage Your Money

This section gives you a detailed discussion of our investment and risk management strategies.

Who Manages the Funds......................................... 16
What Securities We Invest In.................................. 17
How We Select Investments..................................... 18
What the Risks Are............................................ 19
How We Manage Risk............................................ 20
Management Fees............................................... 22

Section 3       How You Can Buy and Sell Shares

This section provides the information you need to move money into or out of your account.

How to Choose a Share Class................................... 23
How to Reduce Your Sales Charge............................... 25
How to Buy Shares............................................. 25
Systematic Investing.......................................... 26
Special Services.............................................. 27
How to Sell Shares............................................ 28

Section 4       General Information

This section summarizes the funds' distribution policies and other general fund information.

Distributions and Taxes....................................... 29
Distribution and Service Plans................................ 30
Net Asset Value............................................... 30
Organization of the Funds..................................... 31
Fund Service Providers........................................ 31

Section 5       Financial Highlights

This section provides the funds' financial performance for the past 5 years.


We have used the icons below throughout this prospectus to make it easy for you to find the type of information you need.

Investment Strategy

Risks

Fees, Charges
and Expenses

Shareholder
Instructions

Performance and
Current Portfolio
Information

August 30, 1998

Section 1  The Funds

                Nuveen Municipal Bond Fund
                Nuveen Insured Municipal Bond Fund
                Nuveen Flagship All-American Municipal Bond Fund
                Nuveen Flagship Intermediate Municipal Bond Fund
                Nuveen Flagship Limited Term Municipal Bond Fund

Prospectus

This prospectus is intended to provide important information to help you evaluate whether a Nuveen Mutual Fund may be right for you. Please read it carefully before investing and keep it for future reference.

To learn more about how Nuveen Mutual Funds can help you achieve your financial goals, talk with your financial adviser. Or call us at (800) 621-7227 for more information

A Century of Investment Experience

Since our founding in 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. Today we offer a broad range of quality investments designed for individuals seeking to build and maintain wealth.


Like all mutual fund shares these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT      May lose value
FDIC-    No bank
INSURED  guarantee

                                                         Section 1  The Funds 1

Nuveen Municipal Bond Fund

Fund Overview

Investment Objective

The investment objective of the Fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The Fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent ratings agencies. The Fund may buy non-rated municipal bonds if the Fund's investment adviser judges them to be investment grade.

The Fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer potential above-average total return.

What are the Risks of Investing in the Fund?

The principal risks of investing in the Fund are interest rate and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and rises when interest rates fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds may carry a greater degree of credit risk.

The Fund limits your investment risk generally by restricting the types and maturities of municipal bonds it purchases and by diversifying its investment portfolio geographically as well as across different industry sectors.

Is This Fund Right For You?

The Fund may be a suitable investment for you if you seek to:

    .   Earn regular monthly tax-free dividends;
    .   Preserve investment capital over time;
    .   Reduce taxes on investment income;
    . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this Fund if you seek to:

    .   Pursue an aggressive, high-growth investment strategy;
    .   Invest through an IRA or 401(k) plan;
    .   Avoid fluctuations in share price.

How the Fund Has Performed (as of 4/30/98)

Highlights

Fund Net Assets ($MM):                               $2,924

Share Class                  A        B        C       R
Inception Date              6/95     2/97     6/95    11/76
NAV                      $  9.46  $  9.46  $  9.44  $  9.46
Latest Dividend          $0.0375  $0.0315  $0.0330  $0.0390
Annualized Dividend      $0.4500  $0.3780  $0.3960  $0.4680

The Fund's portfolio manager is Nuveen Advisory Corp., Nuveen's Premier Adviser/SM/ for municipal bond investing. The chart and table below illustrate the Fund's Class A annual performance during each of the past ten years as well as the Fund's Class A annualized one-, five- and ten-year returns through December 31, 1997.

Total Returns/1/

[Chart Appears Here]
Class A Annual Returns
1988     10.4
1989     10.6
1990      6.0
1991     11.1
1992      8.2
1993      8.3
1994     -2.1
1995     15.0
1996      4.0
1997      8.9

During the ten years ending December 31, 1997, the highest and lowest quarterly returns were 5.92% and -3.20%, respectively for the quarters ending 6/30/89 and 3/31/94. The year-to-date return as of 3/31/98 was 1.18%.

        Annual Total Returns for
the Periods Ending December 31, 1997
      Class           1 Year  5 Year  10 Year
--------------------------------------------
Class A (Offer)        4.24%   5.75%   7.45%
Class A (NAV)          8.86%   6.67%   7.92%
Class B                4.20%   5.79%   7.32%
Class C                8.06%   5.88%   7.12%
Class R                9.08%   6.93%   8.18%
--------------------------------------------
Lipper
     Peer Group/2/     9.39%   7.03%   8.35%
LB Market
     Benchmark/3/      9.19%   7.36%   8.58%


2       Section 1   The Funds

Growth of a $10,000 Investment/1/

             Nuveen Municipal     Nuveen Municipal      Lehman Brothers
             Bond Fund (NAV)      Bond Fund (Offer)    Municipal Bond Index/3/
4/30/88        10,000.00            9,580.00              10,000.00
4/30/89        11,174.75           10,705.41              10,890.47
4/30/90        11,815.36           11,319.12              11,675.86
4/30/91        13,060.32           12,511.79              13,016.95
4/30/92        14,247.97           13,649.55              14,255.24
4/30/93        15,677.01           15,018.58              16,058.60
4/30/94        15,962.38           15,291.96              16,404.55
4/30/95        16,922.16           16,278.49              17,496.04
4/30/96        18,057.25           17,298.85              18,886.90
4/30/97        19,297.88           18,487.36              20,313.09
4/30/98        21,034.75           20,151.29              22,202.38

Competitive Overview

Lipper Rankings/2/
(National Muni Debt Category)

1-Year     3-Year  5-Year  10-Year
110/237    -       -       -

Morningstar Rating/4/: *****

Overall rating among 1547, 809 and 346 municipal bond funds for the 3-, 5- and 10-year periods, respectively.

1. Class R total returns actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class inception, and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see Summary of Fund Expenses). The bar chart and highest/lowest quarterly returns do not reflect sales charges, while the 1-, 5- and 10-year annual return table and Class A (Offer) investment line graph do. Past results do not predict future performance.

2. Lipper Peer Group returns reflect the performance of the Lipper National Municipal Debt Index, a managed index that represents the average annualized returns of the 30 largest funds in the Lipper National Municipal Debt Category. Rankings are within the stated Lipper category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

3. LB Market Benchmark returns reflect the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.

4. Overall Class R rating within the municipal bond category. Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from a fund's 3-, 5- and 10-year average annual returns in excess of 90-day Treasury bill returns, with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. Class R Shares of the Fund earned 5 stars for the 3-, 5- and 10-year periods ended 4/30/98. 10% of funds in an investment category receive 5 stars.


How the Fund Is Invested (as of 4/30/98)

 Credit Quality
AAA            40.3%
AA             34.9%
A              18.6%
BBB             5.9%
NR/Other        0.3%

Industry Diversification (Top 5)

[Chart appears here]

Utilities              25%
Health Care            19%
U.S. Guaranteed        11%
Water/Sewer            10%
Tax Obligation-Limited  8%
Other                  27%

Top 5 Holdings

North Carolina Eastern Municipal Power          2.5%
Metropolitan Pier & Exposition Authority        2.1%
Michigan Hospital (Detroit Medical Center)      2.0%
Chicago O'Hare Airport                          2.0%
IL Health (Northwestern Memorial Hospital)      2.0%

Holdings will vary.

Portfolio Statistics

Weighted Average Maturity        18.7 years
Weighted Average Duration         6.8 years
Weighted Average Credit Quality          AA
Number of Issues                        198


                                                       Section 1  The Funds    3

                      Nuveen Insured Municipal Bond Fund

Fund Overview

Investment Objective

The investment objective of the Fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The Fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent ratings agencies. The Fund may buy non-rated municipal bonds if the Fund's investment adviser judges them to be investment grade.

The Fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer potential above-average total return.

What are the Risks of Investing in the Fund?

The principal risks of investing in the Fund are interest rate and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and rises when interest rates fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds may carry a greater degree of credit risk.

The Fund limits your investment risk generally by restricting the types and maturities of municipal bonds it purchases and by diversifying its investment portfolio geographically as well as across different industry sectors.

Is This Fund Right For You?

The Fund may be a suitable investment for you if you seek to:

     . Earn regular monthly tax-free dividends;
     . Preserve investment capital over time;
     . Reduce taxes on investment income;
     . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this Fund if you seek to:

     . Pursue an aggressive, high-growth investment strategy;
     . Invest through an IRA or 401k plan;
     . Avoid fluctuations in share price.

How the Fund Has Performed (as of 4/30/98)

Highlights (as of 4/30/98)

Fund Net Assets ($MM):                                      $831
 ................................................................

Share Class                 A          B          C          R
----------------------------------------------------------------
Inception Date             9/94       2/97       9/94      12/86
 ................................................................
NAV                     $ 11.03    $ 11.03    $ 10.92    $ 10.98
 ................................................................
Latest Dividend         $0.0445    $0.0375    $0.0390    $0.0460
 ................................................................
Annualized Dividend     $0.5340    $0.4500    $0.4680    $0.5520
 ................................................................

The Fund's portfolio manager is Nuveen Advisory Corp., Nuveen's Premier Adviser/SM/ for municipal bond investing. The chart and table below illustrate the Fund's Class A annual performance over the past ten years as well as the Fund's Class A annualized one-, five- and ten-year returns.

Total Returns/1/

                           [BAR GRAPH APPEARS HERE]

                            CLASS A ANNUAL RETURNS

                                1988     12.6%
                                1989     10.3%
                                1990      6.5%
                                1991     12.5%
                                1992      9.4%
                                1993     13.2%
                                1994     -6.4%
                                1995     19.0%
                                1996      3.2%
                                1997      8.3%


During the ten years ending December 31, 1997, the highest and lowest quarterly returns were 7.71% and --6.39%, respectively for the quarters ending 3/31/95 and 3/31/94. The year-to-date return as of 3/31/98 was 1.02%.

                         Annual Total Returns for
                   the Periods Ending December 31, 1997
                   ....................................

Class                 1 Year       5 Year       10 Year
-------------------------------------------------------
Class A (Offer)       3.75%        6.19%        8.18%
Class A (NAV)         8.33%        7.10%        8.64%
Class B 3.53%         3.53%        6.13%        8.00%
Class C 7.73%         7.73%        6.24%        7.80%
Class R 8.54%         8.54%        7.30%        8.88%
-------------------------------------------------------
Lipper
   Peer Group/2/      8.38%        6.68%        8.10%
LB Market
   Benchmark/3/       9.19%        7.36%        8.58%

4  Section 1  The Funds

                             [GRAPH APPEARS HERE]


Growth of a $10,000 Investment/1/

May 1, 1988 - April 30, 1998

               Class A (NAV)         Class A (Offer)      LB Market Benchmark/3/
--------------------------------------------------------------------------------
4/30/88          10,000.00               9,580.00               10,000.00
--------------------------------------------------------------------------------
4/30/89          11,309.81              10,834.79               10,890.47
--------------------------------------------------------------------------------
4/30/90          11,877.84              11,378.97               11,675.86
--------------------------------------------------------------------------------
4/30/91          13,255.29              12,698.56               13,016.95
--------------------------------------------------------------------------------
4/30/92          14,599.81              13,986.62               14,255.24
--------------------------------------------------------------------------------
4/30/93          16,576.25              15,880.05               16,058.60
--------------------------------------------------------------------------------
4/30/94          16,728.07              16,025.49               16,404.55
--------------------------------------------------------------------------------
4/30/95          17,942.37              17,188.79               17,496.04
--------------------------------------------------------------------------------
4/30/96          19,237.38              18,429.41               18,886.90
--------------------------------------------------------------------------------
4/30/97          20,412.92              19,555.58               20,313.09
--------------------------------------------------------------------------------
4/30/98          22,259.66              21,324.75               22,202.38
--------------------------------------------------------------------------------

Competitive Overview (as of 4/30/98)


Lipper Rankings/2/
(National Ins Muni Debt Category)

1-Year          3-Year         5-Year          10-Year
------------------------------------------------------
10/51            10/43           --               --
------------------------------------------------------

Morningstar Rating/4/:**

Overall rating among 1547 municipal bond funds for the 3-year period.

1. Class R total returns actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class inception, and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see Summary of Fund Expenses). The bar chart and highest/lowest quarterly returns do not reflect sales, while the 1-, 5- and 10-year annual return table and class A (offer) investment line graph do. Past results do not predict future performance.

2. Lipper Peer Group returns reflect the performance of the Lipper Insured National Municipal Debt Index, a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Insured National Municipal Debt Category. Rankings are within the stated Lipper category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

3. LB Market Benchmark returns reflect the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.

4. Overall Class A rating within the municipal bond category. Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from a fund's 3-, 5- and 10-year average annual returns in excess of 90-day Treasury bill returns, with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. 10%, 22.5%, 35%, 22.5% and 10% of funds in an investment category receive 5, 4, 3, 2 and 1 stars, respectively.

How the Fund Is Invested (as of 4/30/98)


Credit Quality
Insured                 76%
---------------------------
Escrowed                24%
---------------------------

Industry Diversification (Top 5)

                           [PIE CHART APPEARS HERE]


Tax Obligation - General                    (14%)
-------------------------------------------------
Tax Obligation - Limited                    ( 9%)
-------------------------------------------------
Utilities                                   ( 9%)
-------------------------------------------------
Health Care                                 (16%)
-------------------------------------------------
U.S. Guaranteed                             (27%)
-------------------------------------------------
Other                                       (25%)
-------------------------------------------------


Top 5 Holdings

NYC Municipal Water Authority                2.4%
-------------------------------------------------
San Joaquin Hills CA Transportation          2.1%
-------------------------------------------------
Vermont Housing Finance Authority            1.9%
-------------------------------------------------
Orangeburg County SC Waste Disposal          1.8%
-------------------------------------------------
Ontario Redevelopment Finance Authority      1.8%
-------------------------------------------------

Holdings will vary.


Portfolio Statistics
-------------------------------------------------
Weighted Average Maturity              19.3 years
-------------------------------------------------
Weighted Average Duration               6.6 years
-------------------------------------------------
Weighted Average Credit Quality               AAA
-------------------------------------------------
Number of Issues                              178
-------------------------------------------------

                                                       Section 1  The Funds    5

                       Nuveen Flagship All-American Fund


Fund Overview

Investment Objective

The investment objective of the Fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The Fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent ratings agencies. The Fund may buy non-rated municipal bonds if the Fund's investment adviser judges them to be investment grade.

The Fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer potential above-average total return.

What are the Risks of Investing in the Fund?

The principal risks of investing in the Fund are interest rate and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and rises when interest rates fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds may carry a greater degree of credit risk.

The Fund limits your investment risk generally by restricting the types and maturities of municipal bonds it purchases and by diversifying its investment portfolio geographically as well as across different industry sectors.

Is This Fund Right For You?

The Fund may be a suitable investment for you if you seek to:

  .Earn regular monthly tax-free dividends;

  .Preserve investment capital over time;

  .Reduce taxes on investment income;

  .Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this Fund if you seek to:

  .Pursue an aggressive, high-growth investment strategy;

  .Invest through an IRA or 401(k) plan;

  .Avoid fluctuations in share price.

How the Fund Has Performed (as of 4/30/98)

Highlights (as of 4/30/98)


Fund Net Assets ($MM):                                 $312
-----------------------------------------------------------

Share Class              A         B         C         R
-----------------------------------------------------------
Inception Date          10/88      2/97      6/93      2/97
-----------------------------------------------------------
NAV                   $ 11.32   $ 11.33   $ 11.31   $ 11.32
-----------------------------------------------------------
Latest Dividend       $0.0490   $0.0420   $0.0440   $0.0510
-----------------------------------------------------------
Annualized Dividend   $0.5880   $0.5040   $0.5280   $0.6120
-----------------------------------------------------------

The Fund's portfolio manager is Nuveen Advisory Corp., Nuveen's Premier Adviser(SM) for municipal bond investing. The chart and table below illustrate the Fund's Class A annual performance since inception as well as the Fund's Class A annualized one-, five- and inception returns.

Total Returns/1/

                             [GRAPH APPEARS HERE]


                            Class A Annual Returns

1989            11.6%
---------------------
1990             5.8%
---------------------
1991            14.5%
---------------------
1992            10.5%
---------------------
1993            14.4%
---------------------
1994            -5.9%
---------------------
1995            17.5%
---------------------
1996             4.8%
---------------------
1997            10.8%
---------------------

During the nine years ending December 31, 1997, the highest and lowest quarterly returns were 6.84% and -5.54%, respectively for the quarters ending 3/31/95 and 3/31/94. The year-to-date return as of 3/31/98 was 1.47%.


                           Annual Total Returns for
                     the Periods Ending December 31, 1997
                     ------------------------------------

     Class           1 Year       5 Years       Inception
----------------------------------------------------------------------
Class A (Offer)       6.17%        7.06%          8.51%
Class A (NAV)        10.82%        7.99%          9.01%
Class B               6.01%        7.21%          8.50%
Class C              10.24%        7.39%          8.41%
Class R              11.02%        8.03%          9.03%
----------------------------------------------------------------------
Lipper Peer
  Group/2/            9.93%        9.03%          8.07%
LB Market
  Benchmark/3/        9.19%        7.36%          8.60%

6    Section 1   The Funds

Growth of a $10,000 Investment/1/

                             [GRAPH APPEARS HERE]


Oct. 3, 1988 - April 30, 1998
--------------------------------------------------------------------------------
               Class A (NAV)        Class A (Offer)       LB Market Benchmark/3/
--------------------------------------------------------------------------------
10/3/88          10,000.00              9,580.00                10,000.00
--------------------------------------------------------------------------------
4/30/89          10,521.85             10,079.93                10,495.87
--------------------------------------------------------------------------------
4/30/90          11,110.28             10,643.65                11,252.80
--------------------------------------------------------------------------------
4/30/91          12,470.29             11,946.54                12,545.29
--------------------------------------------------------------------------------
4/30/92          13,875.74             13,292.96                13,738.71
--------------------------------------------------------------------------------
4/30/93          15,987.36             15,315.89                15,476.73
--------------------------------------------------------------------------------
4/30/94          16,399.70             15,710.91                15,810.15
--------------------------------------------------------------------------------
4/30/95          17,403.47             16,672.53                16,862.08
--------------------------------------------------------------------------------
4/30/96          18,731.44             17,944.72                18,202.55
--------------------------------------------------------------------------------
4/30/97          20,274.31             19,422.79                19,577.07
--------------------------------------------------------------------------------
4/30/98          22,366.27             21,426.88                21,397.89
--------------------------------------------------------------------------------

Competitive Overview (as of 4/30/98)


Lipper Rankings/2/
(National Muni Debt Category)

1-Year            3-Year           5-Year           10-Year
-----------------------------------------------------------
16/237            10/192            6/122              --
-----------------------------------------------------------

Morningstar Rating/4/: ****

Overall rating among 1547 and 809 municipal bond funds for the 3- and 5-year periods ended 3/31/98, respectively.

1. Class A total returns actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception, and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see Summary of Fund Expenses). The bar chart and highest/lowest quarterly returns do not reflect sales charges, while the 1- and 5-year annual return table and Class A (offer) investment line graph (at offer) do. Past results do not predict future performance.

2. Lipper Peer Group returns reflect the performance of the Lipper National Municipal Debt Index, a managed index that represents the average annualized returns of the 30 largest funds in the Lipper National Municipal Debt Category. Rankings are within the stated Lipper category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

3. LB Market Benchmark returns reflect the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index.

4. Overall Class A rating within the municipal bond category. Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from a fund's 3-, 5- and 10-year average annual returns in excess of 90-day Treasury bill returns, with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. Class A Shares of the Fund earned 4 stars for the 3- and 5-year periods ended 4/30/98. 10% and 22.5% of funds in an investment category receive 5 and 4 stars, respectively.

How the Fund Is Invested (as of 4/30/98)


Credit Quality

AAA                                                    28.9%
------------------------------------------------------------
AA                                                      6.2%
------------------------------------------------------------
A                                                      21.2%
------------------------------------------------------------
BBB                                                    33.6%
------------------------------------------------------------
NR/Other                                               10.1%
------------------------------------------------------------

Industry Diversification (Top 5)


                           [PIE CHART APPEARS HERE]

Transportation                                         (14%)
------------------------------------------------------------
Utilities                                              (13%)
------------------------------------------------------------
Other                                                  (35%)
------------------------------------------------------------
Education and Civic Organizations                      (10%)
------------------------------------------------------------
Health Care                                            (17%)
------------------------------------------------------------
U.S. Guaranteed                                        (11%)
------------------------------------------------------------

Top 5 Holdings


Port Authority of NY & NJ Special Obligation           2.6%
-----------------------------------------------------------
Alliance Airport Authority TX                          2.4%
-----------------------------------------------------------
Long Beach CA Aquarium                                 2.3%
-----------------------------------------------------------
Brazos TX Pollution Control Revenue                    2.2%
-----------------------------------------------------------
IL Health Sarah Lincoln Health Center                  1.9%
-----------------------------------------------------------

Holdings will vary.

Portfolio Statistics


Weighted Average Maturity                        21.6 years
-----------------------------------------------------------
Weighted Average Duration                         7.6 years
-----------------------------------------------------------
Weighted Average Credit Quality                           A
-----------------------------------------------------------
Number of Issues                                        124
-----------------------------------------------------------


                                                       Section 1  The Funds    7

                       Nuveen Flagship Intermediate Fund


Fund Overview

Investment Objective

The investment objective of the Fund is to provide you with as high a level of current interest income exempt from regular federal in come taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The Fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent ratings agencies. The Fund may buy non-rated municipal bonds if the Fund's investment adviser judges them to be investment grade.

The Fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer potential above-average total return.

What are the Risks of Investing in the Fund?

The principal risks of investing in the Fund are interest rate and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and rises when interest rates fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds may carry a greater degree of credit risk.

The Fund limits your investment risk generally by restricting the types and maturities of municipal bonds it purchases and by diversifying its investment portfolio geographically as well as across different industry sectors.

Is This Fund Right For You?

The Fund may be a suitable investment for you if you seek to:

  .Earn regular monthly tax-free dividends;

  .Preserve investment capital over time;

  .Reduce taxes on investment income;

  .Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this Fund if you seek to:

  .Pursue an aggressive, high-growth investment strategy;
  .Invest through an IRA or 401(k) plan;
  .Avoid fluctuations in share price.

How the Fund Has Performed

Highlights (as of 4/30/98)



Fund Net Assets ($MM):                                 $ 46
-----------------------------------------------------------

Share Class                   A            C           R
-----------------------------------------------------------
Inception Date                9/92        12/95        2/97
NAV                        $ 10.88      $ 10.89     $ 10.86
Latest Dividend            $0.0420      $0.0370     $0.0435
Annualized Dividend        $0.5040      $0.4440     $0.5220
-----------------------------------------------------------

The Fund's portfolio manager is Nuveen Advisory Corp., Nuveen's Premier Adviser(SM) for municipal bond investing. The chart and table below illustrate the Fund's Class A annual performance since inception as well as the Fund's Class A annualized one, five year and inception returns.

Total Returns/1/

                            Class A Annual Returns


1993                            14.0%
-------------------------------------
1994                            -4.8%
-------------------------------------
1995                            15.6%
-------------------------------------
1996                             4.3%
-------------------------------------
1997                             9.6%
-------------------------------------

During the five years ending December 31, 1997, the highest and lowest quarterly returns were 5.36% and -4.26%, respectively for the quarters ending 3/31/95 and 3/31/94. The year-to-date return as of 3/31/98 was 0.99%.


                           Annual Total Returns for
                     the Periods Ending December 31, 1997
                     ------------------------------------

     Class           1 Year         5 Year        Inception
-----------------------------------------------------------
Class A (Offer)       6.30%          6.83%          7.05%
Class A (NAV)         9.62%          7.49%          7.68%
Class C               8.92%          6.90%          7.08%
Class R               9.61%          7.49%          7.68%
-----------------------------------------------------------
Lipper Peer
   Group/2/           7.40%          5.98%          6.01%

LB Market
   Benchmark/3/       7.67%          6.61%          6.79%

8    Section 1   The Funds

Growth of a $10,000 Investment/1/
September 15, 1992-April 30, 1998

                             [GRAPH APPEARS HERE]

               Class A (Offer)     Class A (NAV)     LB Market Benchmark/3/
               ---------------     -------------     ----------------------
9/15/92          $ 9,700.00          $10,000.00            $10,000.00
4/30/93           10,620.30           10,948.76             10,639.95
4/30/94           10,960.88           11,299.88             10,970.76
4/30/95           11,483.60           11,838.76             11,611.66
4/30/96           12,363.81           12,746.19             12,492.05
4/30/97           13,189.38           13,597.30             13,162.19
4/30/98           14,373.09           14,817.62             14,195.25

Competitive Overview (as of 4/30/98)

Lipper Rankings/2/
(National Int Muni Debt Category)

1-Year          3-Year          5-Year          10-Year
-------------------------------------------------------
5/139           4/117           6/61              --
-------------------------------------------------------

Morningstar Rating/4/: ****

Overall rating among 1547 and 809 municipal bond funds for the 3- and 5-year periods ended 3/31/98, respectively.

1. Class A total returns actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception, and Class A performance for periods prior to class inception (see "Financial Highlights" for dates), adjusted for the differences in fees between the classes (see Summary of Fund Expenses). The bar chart and highest/lowest quarterly returns do not reflect sales charges, while the 1-, 5- and 10-year annual return table and Class A (offer) investment line graph (at offer) do. Past results do not predict future performance.

2. Lipper Peer Group returns reflect the performance of the Lipper Intermediate Municipal Debt Index, a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Intermediate Municipal Debt Category. Rankings are within the stated Lipper category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

3. LB Market Benchmark returns reflect the performance of the Lehman Brothers 7 year Municipal Bond Index, an unmanaged index.

4. Overall Class A rating within the municipal bond category. Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from a fund's 3-, 5- and 10-year average annual returns in excess of 90-day Treasury bill returns, with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. Class A Shares of the Fund earned 4 stars for the 3-, and 5-year periods ended 4/30/98. 10% and 22.5% of funds in an investment category receive 5 and 4 stars, respectively.

How the Fund Is Invested (as of 4/30/98)

Credit Quality
AAA                                               30.7%
-------------------------------------------------------
AA                                                11.2%
-------------------------------------------------------
A                                                 22.7%
-------------------------------------------------------
BBB                                               22.9%
-------------------------------------------------------
NR/Other                                          12.5%
-------------------------------------------------------

Industry Diversification (Top 5)

                           [PIE CHART APPEARS HERE]

Transportation                                    (12%)
Utilities                                          (9%)
Other                                             (31%)
Education and Civic Organizations                  (9%)
Health Care                                       (25%)
Tax Obligation-Limited                            (14%)

Top 5 Holdings
Goose Creek TX Independent School District         3.8%
-------------------------------------------------------
Arapahoe County, CO Highway Revenue                3.4%
-------------------------------------------------------
Kentucky Infrastructure Authority                  2.7%
-------------------------------------------------------
Port Authority of NY & NJ JFK Airport              2.4%
-------------------------------------------------------
Port Authority of NY & NJ Special Obligation       2.4%
-------------------------------------------------------

Holdings will vary.

Portfolio Statistics
Weighted Average Maturity                     8.7 years
-------------------------------------------------------
Weighted Average Duration                     6.8 years
-------------------------------------------------------
Weighted Average Credit Quality                      A+
-------------------------------------------------------
Number of Issues                                     65
-------------------------------------------------------

                                                       Section 1  The Funds    9

                       Nuveen Flagship Limited Term Fund

Fund Overview

Investment Objective

The investment objective of the Fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective

The Fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent ratings agencies. The Fund may buy non-rated municipal bonds if the Fund's investment adviser judges them to be investment grade.

The Fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer potential above-average total return.

What are the Risks of Investing in the Fund?

The principal risks of investing in the Fund are interest rate and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and rises when interest rates fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated municipal bonds may carry a greater degree of credit risk.

The Fund limits your investment risk generally by restricting the types and maturities of municipal bonds it purchases and by diversifying its investment portfolio geographically as well as across different industry sectors.

Is This Fund Right For You?

The Fund may be a suitable investment for you if you seek to:

     . Earn regular monthly tax-free dividends;
     . Preserve investment capital over time;
     . Reduce taxes on investment income;
     . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this Fund if you seek to:

     . Pursue an aggressive, high-growth investment strategy;
     . Invest through an IRA or 401(k) plan;
     . Avoid fluctuations in share price.

How the Fund Has Performed

Highlights (as of 4/30/98)
Fund Net Assets ($MM):                             $473
-------------------------------------------------------

Share Class                 A         C         R
-------------------------------------------------------
Inception Date                10/87     12/95      2/97
-------------------------------------------------------
NAV                         $ 10.80   $ 10.79   $ 10.78
-------------------------------------------------------
Latest Dividend             $0.0425   $0.0395   $0.0445
-------------------------------------------------------
Annualized Dividend         $0.5100   $0.4740   $0.5340
-------------------------------------------------------

The Fund's portfolio manager is Nuveen Advisory Corp., Nuveen's Premier Adviser/SM/ for municipal bond investing. The chart and table below illustrate the Fund's Class A annual performance over the past ten years as well as the Fund's Class A annualized one-, five- and ten-year returns.

Total Returns/1/

                             [GRAPH APPEARS HERE]

       Class A Annual Returns
1988                            6.4%
1989                            8.1
1990                            6.6
1991                           10.0
1992                            8.7
1993                            9.1
1994                           (1.9)
1995                           10.3
1996                            4.1
1997                            6.9

During the ten years ending December 31, 1997, the highest and lowest quarterly returns were 3.83% and -2.34%, respectively for the quarters ending 6/30/89 and 3/31/94. The year-to-date return as of 3/31/98 was 0.99%.

                                              Annual Total Returns for
                                        the Periods Ending December 31, 1997
                                     -------------------------------------------

        Class                        1 Year            5 Year            10 Year
--------------------------------------------------------------------------------
Class A (Offer)                       4.23%             5.06%              6.50%
Class A (NAV)                         6.86%             5.59%              6.77%
Class C                               6.42%             5.25%              6.44%
Class R                               6.84%             5.59%              6.77%
--------------------------------------------------------------------------------
Lipper Peer Group/2/                  5.29%             4.70%              5.91%
LB Market Benchmark/3/                6.38%             5.85%              7.13%

10  Section 1  The Funds

Growth of a $10,000 Investment/1/
May 1, 1998-April 30, 1998

[CHART APPEARS HERE]

                                                 LB MARKET
              (NAV)            (OFFER)           BENCHMARK
----------------------------------------------------------
4/30/88     10,000.00          9,750.00          10,000.00
4/30/89     10,533.82         10,270.47          10,426.58
4/30/90     11,273,32         10,991.49          11,196.79
4/30/91     12,271.70         11,964.91          12,450.80
4/30/92     13,355.11         13,021.23          13,526.37
4/30/93     14,755.53         14,386.65          14,892.00
4/30/94     15,229.27         14,848.54          15,338.25
4/30/95     15,843.09         15,447.01          16,175.91
4/30/96     16,793.21         16,373.38          17,288.38
4/30/97     17,596.54         17,156.63          18,093.13
4/30/98     18,769.87         18,300.63          19,311.80

    Class A (Offer)
    Class A (NAV)
    LB Market Benchmark/3/

Competitive Overview (as of 4/30/98)
Lipper Rankings/2/
(National Sht Muni Debt Category)

1-Year  3-Year  5-Year  10-Year
------------------------------
2/34    1/26    2/14    1/6

Morningstar Rating/4/: ....

Overall rating among 1547, 809 and 346 municipal bond funds for the 3-, 5- and 10-year periods ended 4/30/98, respectively.


1. Class A total returns actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception, and Class A performance for periods prior to class inception (see "Financial Highlights" for dates), adjusted for the differences in fees between the classes (see Summary of Fund Expenses). The bar chart and highest/lowest quarterly returns do not reflect sales changes, while the 1-, 5- and 10-year annual return table and Class A (offer) investments line graph (at offer) do. Past results do not predict future performance.

2. Lipper Peer Group returns reflect the performance of the Lipper Short Municipal Debt Index, a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Short Municipal Debt Category. Rankings are within the stated Lip per category. Returns assume reinvestment of dividends and do not reflect any applicable sales changes.

3. LB Market Benchmark returns reflect the performance of the Lehman Brothers 5 year Municipal Bond Index, an unmanaged index.

4. Overall Class A rating within the municipal bond category. Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from a fund's 3-, 5- and 10-year average annual returns in excess of 90-day Treasury bill returns, with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. Class A Shares of the Fund earned 4 stars for the 3-, 5- and 10-year periods ended 4/30/98. 10% and 22.5% of funds in an investment category receive 5 and 4 stars, respectively.

How the Fund Is Invested (as of 4/30/98)

Credit Quality

AAA                              36.3%
AA                                5.8%
A                                25.5%
BBB                              24.8%
NR/Other                          7.6%

Industry Diversification (Top 5)

[PIE CHART APPEARS HERE]
Healthcare (23%)
Utilities (14%)
Education and Civic Organizations(12%)
Tax Obligation-Limited (9%)
Tax Obligation-General (10%)
Other (32%)

Top 5 Holdings

Owensboro KY Electric Power & Light             1.8%
Denver CO City & County Airport                 1.5%
Pleasants County Pollution Control Revenue      1.5%
NY State Dormitory Authority                    1.4%
East Baton Rouge LA Pollution Control Revenue   1.3%

Holdings will vary


Portfolio Statistics

Weighted Average Maturity                  5.5 years
Weighted Average Duration                  4.4 years
Weighted Average Credit Quality                   A+
Number of Issues                                 277

                                                        Section 1  The Funds 11

$

Summary of Fund Expenses

The following tables are intended to help you understand all the expenses and fees that you would bear directly or indirectly as a fund shareholder.

Shareholder Transaction Expenses/1/ (paid directly from your investment)


Nuveen Municipal Bond Fund

Nuveen Insured Municipal Bond Fund

Nuveen Flagship All-American Municipal Bond Fund

Share Class                                         A                B       C          R/2/
--------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases          4.20%/3/         None    None       None
--------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on
Reinvested Dividends                               None             None    None       None
--------------------------------------------------------------------------------------------
Exchange Fees                                      None             None    None       None
--------------------------------------------------------------------------------------------
Deferred Sales Charge/4/                           None/5/          5%/6/     1%/7/    None
--------------------------------------------------------------------------------------------


Nuveen Flagship Intermediate Municipal Bond Fund

Share Class                                         A                B       C          R/2/
--------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases          3.00%/3/         N/A     None       None
--------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on
Reinvested Dividends                               None             N/A     None       None
--------------------------------------------------------------------------------------------
Exchange Fees                                      None             N/A     None       None
--------------------------------------------------------------------------------------------
Deferred Sales Charge/4/                           None/5/          N/A        1%/7/   None
--------------------------------------------------------------------------------------------


Nuveen Flagship Limited-Term Municipal Bond Fund

Share Class                                         A                B       C          R/2/
--------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases          2.50%/3/         N/A     None       None
--------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on
Reinvested Dividends                               None             N/A     None       None
--------------------------------------------------------------------------------------------
Exchange Fees                                      None             N/A     None       None
--------------------------------------------------------------------------------------------
Deferred Sales Charge/4/                           None/5/          N/A       1%/7/    None
--------------------------------------------------------------------------------------------

1. As a percent of offering price unless otherwise noted. Authorized Dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

2. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

3. Reduced sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."

4.  As a percentage of lesser of purchase price or redemption proceeds.

5. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."

6. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.

7.  Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.


12      Section 1   The Funds

Annual Fund Operating Expenses/8/ (paid from fund assets)

8. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

9. The examples assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs and returns may be higher or lower.

Nuveen Municipal Bond Fund


Share Class                               A        B       C       R
---------------------------------------------------------------------
Management Fees                         .45%     .45%    .45%    .45%
 .....................................................................
12b-1 Distribution and Service Fees     .20%     .95%    .75%     --%
 .....................................................................
Other Expenses                          .15%     .16%    .15%    .15%
---------------------------------------------------------------------
Total Annual Fund Operating Expenses    .80%    1.56%   1.35%    .60%
 .....................................................................

Examples/9/

These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The first example assumes you invest $10,000 in the fund for the time period indicated and then redeem your shares at the end of those periods:


Share Class                              A        B        C       R
---------------------------------------------------------------------
1 Year                                $  498   $  554   $  137   $ 61
 .....................................................................
3 Years                               $  665   $  812   $  428   $192
 .....................................................................
5 Years                               $  846   $  965   $  739   $335
 .....................................................................
10 Years                              $1,368   $1,652   $1,624   $750
 .....................................................................

The next example assumes you invest $10,000 in the fund but that you do not redeem your shares at the the end of these periods:


Share Class                              A        B        C       R
---------------------------------------------------------------------
1 Year                                $  498   $  159   $  137   $ 61
 .....................................................................
3 Years                               $  665   $  493   $  428   $192
 .....................................................................
5 Years                               $  846   $  850   $  739   $335
 .....................................................................
10 Years                              $1,368   $1,652   $1,624   $750
 .....................................................................

                                                     Section 1  The Funds  |  13

Annual Fund Operating Expenses/8/ (paid from fund assets)

Nuveen Insured Municipal Bond Fund


Share Class                               A        B       C       R
---------------------------------------------------------------------
Management Fees                         .48%     .48%    .48%    .48%
 .....................................................................
12b-1 Distribution and Service Fees     .20%     .95%    .75%     --
 .....................................................................
Other Expenses                          .18%     .18%    .18%    .18%
 .....................................................................
Total Annual Fund Operating Expenses    .86%    1.61%   1.41%    .66%
 .....................................................................

Examples/9/

These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The first example assumes you invest $10,000 in the fund for the time period indicated and then redeem your shares at the end of those periods:


Share Class                              A        B        C       R
---------------------------------------------------------------------
1 Year                                $  504   $  559   $  144   $ 67
 .....................................................................
3 Years                               $  683   $  827   $  446   $211
 .....................................................................
5 Years                               $  877   $  991   $  771   $368
 .....................................................................
10 Years                              $1,436   $1,710   $1,691   $822
 .....................................................................

The next example assumes you invest $10,000 in the Fund but that you do not redeem your shares at the the end of these periods:


Share Class                              A        B        C       R
---------------------------------------------------------------------
1 Year                                $  504   $  164   $  144   $ 67
 .....................................................................
3 Years                               $  683   $  508   $  446   $211
 .....................................................................
5 Years                               $  877   $  876   $  771   $368
 .....................................................................
10 Years                              $1,436   $1,710   $1,691   $822
 .....................................................................

14  |  Section 1   The Funds

Annual Fund Operating Expenses/8/ (paid from fund assets)

Nuveen Flagship All-American Municipal Bond Fund


Share Class                               A        B       C       R
---------------------------------------------------------------------
Management Fees                         .49%     .49%    .49%    .49%
 .....................................................................
12b-1 Distribution and Service Fees     .20%     .95%    .75%     --%
 .....................................................................
Other Expenses                          .12%     .12%    .12%    .12%
 .....................................................................
Total Annual Fund Operating Expenses    .81%    1.56%   1.36%    .61%
 .....................................................................

Examples/9/

These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The first example assumes you invest $10,000 in the Fund for the time period indicated and then redeem your shares at the end of those periods:


Share Class                              A        B        C       R
---------------------------------------------------------------------
1 Year                                $  499   $  554   $  138   $ 62
 .....................................................................
3 Years                               $  668   $  812   $  431   $195
 .....................................................................
5 Years                               $  851   $  965   $  745   $340
 .....................................................................
10 Years                              $1,380   $1,655   $1,635   $762
 .....................................................................

The next example assumes you invest $10,000 in the Fund but that you do not redeem your shares at the the end of these periods:


Share Class                              A        B        C       R
---------------------------------------------------------------------
1 Year                                $  499   $  159   $  138   $ 62
 .....................................................................
3 Years                               $  668   $  493   $  431   $195
 .....................................................................
5 Years                               $  851   $  850   $  745   $340
 .....................................................................
10 Years                              $1,380   $1,655   $1,635   $762
 .....................................................................

                                                     Section 1  The Funds  |  15

Annual Fund Operating Expenses/1/ (paid from fund assets)

10. To help maintain competitive dividends, Nuveen Advisory waived fees or reimbursed expenses during the last fiscal year. These waivers or reimbursements may be discontinued at any time. The amount of those reimbursements and the resulting net expenses are shown below:

Nuveen Flagship Intermediate Municipal Bond Fund


Share Class                                          A       C       R
-----------------------------------------------------------------------
Management Fees                                    .50%    .50%    .50%
 .......................................................................
12b-1 Distribution and Service Fees                .20%    .75%     --%
 .......................................................................
Other Expenses                                     .33%    .33%    .33%
-----------------------------------------------------------------------
Total Annual Fund Operating Expenses--Gross/10/   1.03%   1.58%    .83%
 .......................................................................
Waivers/Reimbursements                            (.24%)  (.24%)  (.24%)
-----------------------------------------------------------------------
Total Annual Fund Operating Expense--Net           .79%   1.34%    .59%
 .......................................................................

Examples/2/

These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The first example assumes you invest $10,000 in the Fund for the time period indicated and then redeem your shares at the end of those periods:


Share Class                                         A        C       R
-----------------------------------------------------------------------
1 Year                                           $  378   $  136   $ 60
 .......................................................................
3 Years                                          $  545   $  425   $189
 .......................................................................
5 Years                                          $  726   $  734   $329
 .......................................................................
10 Years                                         $1,249   $1,613   $738
 .......................................................................

The next example assumes you invest $10,000 in the Fund but that you do not redeem your shares at the the end of these periods:


Share Class                                         A        C       R
-----------------------------------------------------------------------
1 Year                                           $  378   $  136   $ 60
 .......................................................................
3 Years                                          $  545   $  425   $189
 .......................................................................
5 Years                                          $  726   $  734   $329
 .......................................................................
10 Years                                         $1,249   $1,613   $738
 .......................................................................

16  |  Section 1   The Funds

Annual Fund Operating Expenses/8/ (paid from fund assets)

Nuveen Flagship Limited-Term Municipal Bond Fund


Share Class                                          A       C       R
-----------------------------------------------------------------------
Management Fees                                    .44%    .44%    .44%
 .......................................................................
12b-1 Distribution and Service Fees                .20%    .55%     --%
 .......................................................................
Other Expenses                                     .13%    .13%    .15%
 .......................................................................
Total Annual Fund Operating Expenses               .77%   1.12%    .59%
 .......................................................................

Examples/2/

These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The first example assumes you invest $10,000 in the Fund for the time period indicated and then redeem your shares at the end of those periods:


Share Class                                         A        C       R
-----------------------------------------------------------------------
1 Year                                           $  327   $  114   $ 60
 .......................................................................
3 Years                                          $  490   $  356   $189
 .......................................................................
5 Years                                          $  667   $  617   $329
 .......................................................................
10 Years                                         $1,180   $1,363   $738
 .......................................................................

The next example assumes you invest $10,000 in the Fund but that you do not redeem your shares at the the end of these periods:


Share Class                                         A        C       R
-----------------------------------------------------------------------
1 Year                                           $  327   $  114   $ 60
 .......................................................................
3 Years                                          $  490   $  356   $189
 .......................................................................
5 Years                                          $  667   $  617   $329
 .......................................................................
10 Years                                         $1,180   $1,363   $738
 .......................................................................

                                                     Section 1  The Funds  |  17

Section 2  How We Manage Your Money

To help you understand the funds better, this section includes a detailed discussion of our investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.

Who Manages the Funds

Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, IL 60606, ("Nuveen Advisory"), serves as the investment adviser to the funds and in this capacity is responsible for the selection and on-going monitoring of the municipal bonds in each fund's investment portfolio, managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Nuveen Advisory serves as investment adviser to investment portfolios with more than $35 billion in municipal assets under management.

Overall investment management strategy and operating policies for the funds are set by the Investment Policy Committee of Nuveen Advisory. The Investment Policy Committee is comprised of the principal executive officers and portfolio managers of Nuveen Advisory and meets regularly to review economic conditions, the outlook for the financial markets in general and the status of the municipal markets in particular. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

Thomas C. Spalding is the portfolio manager for the Municipal Bond Fund. Mr. Spalding has managed the fund since 1976 and has been a Vice President of Nuveen Advisory since 1978. Steven J. Krupa is the portfolio manager for the Insured Fund. Mr. Krupa has managed the fund since 1994 and has been a Vice President of Nuveen Advisory since 1990. Richard Huber is the portfolio manager for the All-American Fund and the Limited-Term Fund. Mr. Huber has managed the funds since 1995 and since 1995, had been a Vice President of Flagship Financial Inc., the funds' prior investment adviser, until becoming a Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by The John Nuveen Company in January 1997. Paul Brennan is the portfolio manager for the Intermediate Fund. Mr. Brennan has managed or co-managed the fund since September 1995 and since 1991 had been an employee of Flagship Financial Inc., the funds' prior investment adviser, until becoming an Assistant Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by The John Nuveen Company in January 1997.

18       Section 2   How We Manage Your Money

For providing these services, Nuveen Advisory is paid an annual management fee. The following schedule applies to each fund described in this prospectus except the Limited Term Fund:

Average Daily Net Asset Value   Management Fee
For the first $125 million             0.5000%
For the next $125 million              0.4875%
For the next $250 million              0.4750%
For the next $500 million              0.4625%
For the next $1 billion                0.4500%
For assets over $2 billion             0.4250%

The following schedule applies to the Limited Term Fund:

Average Daily Net Asset Value   Management Fee
For the first $125 million             0.4500%
For the next $125 million              0.4375%
For the next $250 million              0.4250%
For the next $500 million              0.4125%
For the next $1 billion                0.4000%
For assets over $2 billion             0.3750%

What Securities We Invest In

Each fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

Municipal Obligations

The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal income tax. Income from these bonds may be subject to the federal alternative minimum tax.

States, local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. A municipality may issue general obligation bonds that are payable from the revenues of a particular project or a special excise tax.

The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase these bonds where the issuer has a strong incentive to continue making appropriations until maturity.

Quality Municipal Bonds

The funds purchase only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by independent rating agencies at the time of purchase or are non-rated but judged to be investment grade


                                         Section 2  How We Manage Your Money  19
by the funds' investment adviser. Each fund except the Insured Municipal Bond Fund will invest at least 80% of its net assets in investment-grade quality bonds. The Insured Municipal Bond Fund will invest at least 65% of its net assets in insured municipal bonds, and will invest at least 80% of its net assets in insured municipal bonds or municipal bonds backed by U.S. Government-backed securities.

Portfolio Maturity

Each fund buys municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average maturity within a defined range. The Limited-Term Fund maintains a weighted average portfolio maturity of 1 to 7 years. The Intermediate Fund maintains a weighted average portfolio maturity of 5 to 10 years. All of the other funds described in this prospectus are long-term funds and normally maintains a weighted average portfolio maturity of 15 to 30 years.

Insurance

The Insured Municipal Bond Fund primarily purchases insured municipal bonds. Insured municipal bonds are either covered by individual, permanent insurance policies (obtained either at the time of issuance or subsequently) or covered "while in fund" under a master portfolio insurance policy purchased by a fund. Insurance guarantees only the timely payment of interest and principal on the bonds; it does not guarantee the value of either individual bonds or fund shares.

The Insured Municipal Bond Fund can invest up to 20% of its net assets in uninsured municipal bonds that are backed by an escrow containing sufficient U.S. Government or U.S. Government agency securities to ensure timely payment of principal and interest. Such bonds are normally regarded as having the credit characteristics of the underlying U.S. Government-backed securities.

Short-term Investments

Under normal market conditions, each fund may invest up to 20% of net assets in short-term, high quality municipal bonds. The funds may invest in short-term, high quality taxable securities if suitable short-term municipal bonds are not available at reasonable prices and yields. For more information on eligible short-term investments, see the Statement of Additional Information.

Delayed Delivery Transactions

The funds may buy or sell securities on a when-issued or delayed-delivery basis, paying for or taking delivery of the securities at a later date, normally within 15 to 45 days of the trade. Such transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.

How We Select Investments

Nuveen Advisory selects municipal obligations for the funds based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. Nuveen Advisory is supported by Nuveen's award-winning team of specialized research analysts who review municipal securities available for purchase, monitor the continued

20  Section 2  How We Manage Your Money
creditworthiness of each fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We utilize these resources to identify municipal obligations with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal obligations that we believe represent the most attractive values.

Portfolio Turnover

A fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.

What the Risks Are

Risk is inherent in all investing. Investing in a mutual fund -- even the most conservative -- involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in any of these funds to be a long-term investment.

Interest rate risk: the risk that bonds will decline in value because of changes in interest rates. Generally, bond prices and interest rates move in opposite directions, with the degree of price fluctuation greater the longer a bond's maturity (duration).

Credit risk: the risk that an issuer of a bond is unable to meet its obligation to make interest and principal payments due to changing market conditions. Generally, lower rated bonds provide higher current income but are considered to carry greater credit risk than higher rated bonds.

Inflation risk: the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the funds' assets can decline as can the value of the funds' distributions.

How We Manage Risk

In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of interest rate and credit risk. The funds limit this investment risk generally by restricting the type and maturities of municipal bonds they purchase, and by diversifying their investment portfolios geographically as well as across different industry sectors.

Investment Limitations

The funds have adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and

                                         Section 2  How We Manage Your Money  21
are designed to limit your investment risk and maintain portfolio diversification. Each fund may not have more than:

 - 5% in securities in any one issuer (except for U.S. Government securities or for 25% of the fund's total assets).

 - 25% in any one industry such as electric utilities or health care.

 - 10% in borrowings (33% if used to meet redemptions).

Hedging and Other Defensive Investment Strategies

Each fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."

Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in the opinion of the funds' investment adviser, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.

22  Section 2  How We Manage Your Money

Section 3  How You Can Buy and Sell Shares

You can choose from four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements a nd other features. Your financial adviser can help you determine which class is best for you. We offer a number of features for your convenience. Please see the Statement of Additional Information for further details.

How to Choose a Share Class

In deciding whether to purchase Class A, Class B, Class C or Class R shares, you should consider:

     .  the amount of your purchase;

     .  any current holdings of fund shares;

     .  how long you expect to hold the shares;

     .  the amount of any up-front sales charge;

     . whether a contingent deferred sales charge (CDSC) would apply upon redemption;

     . the amount of any distribution or service fees that you may incur while you own the shares;

     . whether you will be reinvesting income or capital gain distributions in additional shares;

     .  whether you qualify for a sales charge waiver or reduction.

For a summary of the charges and expenses for each class, please see the Summary of Fund Expenses.

Class A Shares

You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% which compensates your financial adviser for providing ongoing service to you. The up-front Class A sales charge for all funds described in the prospectus except the Intermediate Fund and Limited Term Fund is as follows:

                                                                                            Authorized Dealer
                                     Sales Charge as % of       Sales Charge as % of        Commission as % of
Amount of Purchase                  Public Offering Price*      Net Amount Invested       Public Offering Price
Less than $50,000                           4.20%                      4.38%                      3.70%
 ...............................................................................................................
$50,000 but less than $100,000              4.00%                      4.18%                      3.50%
 ...............................................................................................................
$100,000 but less than $250,000             3.50%                      3.63%                      3.00%
 ...............................................................................................................
$250,000 but less than $500,000             2.50%                      2.56%                      2.00%
 ...............................................................................................................
$500,000 but less than $1,000,000           2.00%                      2.04%                      1.50%
 ...............................................................................................................
$1,000,000 and over                           --*                        --                         --(1)
 ...............................................................................................................

                               Section 3  How You Can Buy and Sell Shares  |  23

The following Class A sales charges and commissions apply to the Intermediate
Fund:

                                                                                            Authorized Dealer
                                     Sales Charge as % of       Sales Charge as % of        Commission as % of
Amount of Purchase                  Public Offering Price       Net Amount Invested       Public Offering Price
Less than $50,000                           3.00%                      3.09%                      2.50%
 ...............................................................................................................
$50,000 but less than $100,000              2.50%                      2.56%                      2.00%
 ...............................................................................................................
$100,000 but less than $250,000             2.00%                      2.04%                      1.50%
 ...............................................................................................................
$250,000 but less than $500,000             1.50%                      1.52%                      1.25%
 ...............................................................................................................
$500,000 but less than $1,000,000           1.25%                      1.27%                      1.00%
 ...............................................................................................................
$1,000,000 and over                           --(1)                      --                         --(1)
 ...............................................................................................................

The following Class A sales charges and commissions apply to the Limited Term
Fund:

                                                                                            Authorized Dealer
                                     Sales Charge as % of       Sales Charge as % of        Commission as % of
Amount of Purchase                  Public Offering Price       Net Amount Invested       Public Offering Price
Less than $50,000                           2.50%                      2.56%                      2.00%
 ...............................................................................................................
$50,000 but less than $100,000              2.00%                      2.04%                      1.60%
 ...............................................................................................................
$100,000 but less than $250,000             1.50%                      1.52%                      1.20%
 ...............................................................................................................
$250,000 but less than $500,000             1.25%                      1.27%                      1.00%
 ...............................................................................................................
$500,000 but less than $1,000,000           0.75%                      0.76%                      0.60%
 ...............................................................................................................
$1,000,000 and over                           --(1)                      --                         --(1)
 ...............................................................................................................

(1) You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays Authorized Dealers of record on these share purchases a sales commission of 1.00% (0.75% and 0.50%, respectively, for the Intermediate and Limited-Term funds) of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% (0.50% for the Intermediate Fund) of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a CDSC of 1% (0.75% and 0.50%, respectively, for the Intermediate and Limited-Term funds) of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial adviser has made arrangements with Nuveen and agrees to waive the commission.

Class B Shares

You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily assets. The annual .20% service fee compensates your financial adviser for providing ongoing service to you. The annual .75% distribution fee compensates Nuveen for paying your financial adviser a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will have to pay a CDSC based on either your purchase price or what you sell your shares for, whichever amount is lower, according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends. The Intermediate Fund and the Limited Term Fund do not currently offer B shares.

24  |  Section 3   How You Can Buy and Sell Shares

Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class
B shares.

Years Since Purchase    0-1     1-2     2-3     3-4     4-5     5-6
CDSC                     5%      4%      4%      3%      2%      1%
 ...................................................................

Class C Shares

You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of 1%. The annual .20% service fee compensates your financial adviser for providing ongoing service to you. The annual .55% (0.35% for the Limited Term Fund) distribution fee reimburses Nuveen for paying your financial adviser an ongoing sales commission. Nuveen advances the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you may have to pay a 1% CDSC based on either your purchase price or what you sell your shares for, whichever amount is lower.

Class R Shares

Under limited circumstances, you may purchase Class R Shares at the offering price, which is the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R Shares are not subject to sales charges or ongoing service or distribution fees. Class R shares have lower ongoing expenses than Class A shares.

How to Reduce Your Sales Charge

We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

Class A Sales Charge Reductions
 .  Rights of accumulation
 .  Letter of intent
 .  Group purchase

Class A Sales Charge Waivers
 .  Nuveen Unit Trust reinvestment
 .  Purchases using redemptions from unrelated funds
 .  Retirement plans
 .  Certain employees of Nuveen or authorized dealers
 .  Bank trust departments

Class R Eligibility
 .  Certain employees of Nuveen or authorized dealers
 .  Bank trust departments

In addition, Class A shares at net asset value and Class R shares may be purchased through registered investment advisers, certified financial planners and registered broker-dealers who charge asset-based or comprehensive "wrap" fees for their services. Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements. Additional information is available from your financial

                               Section 3  How You Can Buy and Sell Shares  |  25
adviser or by calling (800) 257-8787. Your financial adviser can also help you prepare any necessary application forms. You or your financial adviser must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.

How to Buy Shares

You may open an account with $3,000 per fund share class ($1,000 for an IRA account) and make additional investments at any time with as little as $50. There is no minimum if you are reinvesting Nuveen unit trust distributions. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price. A business day is any day the New York Stock Exchange is open for business and usually ends at 4 p.m. New York time when the Exchange closes.

Through a Financial Adviser

You may buy shares through your financial adviser, who can handle all the details for you, including opening a new account. Financial advisers can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisers generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an ongoing basis to help assure your investments continue to meet your needs as circumstances change. Financial advisers are paid either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge for ongoing investment advice and services. If you do not have a financial adviser, call (800) 621-7227 and Nuveen can refer you to one in your area.

By Mail

You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Mutual Funds, c/o Chase Global Funds Services Company, P.O. Box 5186, New York, NY 10274-5186.

Systematic Investing

Once you have established a fund account, systematic investing allows you to make regular investments through automatic deductions from your bank account (simply complete the appropriate section of the account application form) or directly from your paycheck. To invest directly from your paycheck, contact your financial adviser or call Nuveen at (800) 257-8787. Systematic investing may also make you eligible for reduced sales charges.

26  |  Section 3   How You Can Buy and Sell Shares

The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.


                             [CHART APPEARS HERE]
                                [DATA TO COME]


One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time, and does not assure that you will profit.

Systematic Investment Plan

You can make regular investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account. You can stop the withdrawals at any time. There is no charge for this plan.

Payroll Direct Deposit Plan

You can, with your employer's consent, make regular investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct this amount automatically from your paycheck. You can stop the deductions at any time. There is no charge for this plan.

Systematic Withdrawal

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly

                               Section 3  How You Can Buy and Sell Shares  |  27
into your bank account (see "Fund Direct--Electronic Funds Transfer" below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in the fund's systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

Special Services

To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

Exchanging Shares
You may exchange fund shares for the same class of another Nuveen mutual fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may not exchange Class B shares for shares of a Nuveen money market fund. Because an exchange is treated for tax purposes as a concurrent sale and purchase, and any gain may be subject to tax, you should consult your tax adviser about the tax consequences of any contemplated exchange.

The exchange privilege is not intended to allow you to use a fund for short-term trading. Because excessive exchanges may interfere with portfolio management, raise fund operating expenses or otherwise have an adverse effect on other shareholders, each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange.

Reinstatement Privilege
If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.

Fund Direct
You may link your fund account to your bank account and transfer money electronically between these accounts and perform a variety of account transactions, including buying shares by telephone and investing through a Systematic Investment Plan. You may also have dividends, distributions, redemption payments or Systematic Withdrawal Plan payments sent directly to your bank account.

Your financial adviser can help you complete the forms for these services, or you can call Nuveen at (800) 257-8787 for copies of the necessary forms.

How to Sell Shares

You may use one of the following ways to sell (redeem) your shares on any day the New York Stock Exchange is open. You will receive the share price next determined after Nuveen has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When


28 Section 3 How You Can Buy and Sell Shares you redeem Class A, Class B, or Class C shares subject to a CDSC, the fund will first redeem any shares that are not subject to a CDSC or that represent an increase in the value of your fund account due to capital appreciation, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the statement of additional information.

Through Your Financial Adviser
You may sell your shares through your financial adviser who can prepare the necessary documentation. Your financial adviser may charge for this.

By Telephone
If you have authorized telephone redemption privileges, you can redeem your shares by telephone up to $50,000. You may not redeem by telephone shares held in certificate form. Checks will be issued only to the shareholder of record and mailed to the address of record. If you have established electronic funds transfer privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day. Nuveen and Shareholder Services, Inc. will be liable for losses resulting from unauthorized telephone redemptions only if they do not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them.

By Mail
You can sell your shares at any time by sending a written request to the appropriate fund, c/o Chase Global Funds Services Company, P.O. Box 5186, New York, NY 10274-5186. Your request must include the following information:

 . The fund's name;

 . Your name and account number;

 . The dollar or share amount you wish to redeem;

 . The signature of each owner exactly as it appears on the account;

 . The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

 . The address where you want your redemption proceeds sent (if other than the address of record);

 . Any certificates you have for the shares; and

 . Any required signature guarantees.

We will normally mail your check the next business day, but in no event more than seven days after we receive your request. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by a fund. A notary public cannot provide a signature guarantee.

An Important Note About Involuntary Redemption

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum. The funds presently have set a minimum balance of $100 unless you have an active Nuveen unit trust reinvestment account. You will not be assessed a CDSC on an involuntary redemption

                                  Section 3  How You Can Buy and Sell Shares  29

Section 4  General Information

To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies, as well.

Distributions and Taxes

The funds pay tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year in December. The funds declare dividends on or about the ninth of each month and generally pay dividends on the first business day of the following month.

Payment and Reinvestment Options
The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen mutual fund. For further information, contact your financial adviser or call Nuveen at (800) 257-8787.

Taxes and Tax Reporting
Because the funds invest in municipal bonds, the regular monthly dividends you receive will be exempt from regular federal income tax. All or a portion of these dividends, however, may be subject to state and local taxes or to the federal alternative minimum tax (AMT).

Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of each fund's normal investment activities. Each fund will distribute in December any taxable income or capital gains realized over the preceding year. Net short-term gains are taxable as ordinary income. Net long-term capital gains are taxable as long-term capital gains regardless of how long you have owned your investment. Taxable dividends do not qualify for a dividends received deduction if you are a corporate shareholder.

Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains, including any percentage of your fund dividends attributable to municipal obligations, that you were paid during the prior year. You will receive this statement from the firm where you purchased your fund shares if you hold your investment in street name. Nuveen will send you this statement if you hold your shares in registered form. The tax status of your dividends is not affected by whether you reinvest your dividends or receive them in cash. If you receive social security benefits, you should be aware that any tax-free income is taken into account in calculating the amount of these benefits that may be subject to federal income tax.


30  Section 4   General Information

       Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law.

       Please note that if you do not furnish us with your correct Social Security number or employer identification number, federal law requires us to withhold federal income tax from your distributions and redemption proceeds at a rate of 31%.

       Buying or Selling Shares Close to a Record Date

       Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income earned but not yet distributed by the fund.

       Taxable Equivalent Yields

       The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical tax-free yields and tax rates:

       Taxable Equivalent Of Tax-Free Yields

                                   Tax-Free Yield
       Tax Rate        4.00%   4.50%   5.00%   5.50%   6.00%
       28.0%           5.56%   6.25%   6.94%   7.64%   8.33%
       31.0%           5.80%   6.52%   7.25%   7.97%   8.70%
       36.0%           6.25%   7.03%   7.81%   8.59%   9.37%
       39.6%           6.62%   7.45%   8.28%   9.11%   9.93%

       The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the statement of additional information or consult your tax adviser.

       Distribution and Service Plans

[LOGO] John Nuveen and Co. Incorporated serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 under the Investment Company Act of 1940. (See "How to Choose a Share Class" on page 23 for a description of the distribution and service fees paid under this plan.)

       Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to Authorized Dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate

                                              Section 4  General Information  31

       Authorized Dealers, including Nuveen, for providing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, the expenses of preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

       Net Asset Value

[LOGO] The funds' net asset value per share is determined as of the close of trading (normally 4:00 p.m. eastern time) on each day the New York Stock Exchange is open for business. Net asset value is calculated for each class by taking the fair value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds' Board of Trustees or its delegate.

       In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity securities are valued at the last sales price that day. Securities not listed on a national securities exchange or Nasdaq are valued at the most recent bid prices. The prices of municipal bonds are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on prices of comparable municipal bonds.

       Fund Service Providers

       The custodian of the assets of the funds is The Chase Manhattan Bank, 4 New York Plaza, New York, NY 10004-2413. Chase also provides certain accounting services to the funds. The funds' transfer, shareholder services and dividend paying agent, Chase Global Funds Services Company, P.O. Box 5186, New York, NY 10274-5186, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

32 Section 4   General Information

                                    [BLANK]


                                           Section 4  General Information  |  33

Section 5  Financial Highlights

The following tables are intended to help you better understand each fund's recent past performance. The tables are excerpted from each fund's latest financial statements audited by Arthur Andersen LLP. You may obtain the complete statements along with the auditor's report by requesting from Nuveen a free copy of the fund's latest annual shareholder report.

Municipal Bond Fund

                        Investment Operations       Less Distributions                                    Ratios/Supplemental Data
                    ----------------------------- ----------------------                                ----------------------------
Class
(Inception
Date)
                                                                                                                    Ratio of
                                       Net                                                               Ratio of    Net In-
           Begin-                 Realized                                                               Expenses   vestment   Port-
             ning                      and            Net                 Ending                Ending         to  Income to   folio
Year          Net    Net In-    Unrealized        Invest-  Capi-             Net                   Net    Average    Average   Turn-
Ending      Asset   vestment    Investment           ment    tal           Asset      Total     Assets        Net        Net    over
April 30,   Value   Income(b)  Gain (Loss)  Total  Income  Gains   Total   Value  Return(a)      (000)  Assets(b)   Assets(b)  Rate
------------------------------------------------------------------------------------------------------------------------------------
Class A (6/95)
  1998      $9.14        $.46         $.35   $.81   $(.46) $(.03)  $(.49)  $9.46       9.00%   $97,029         80%       4.83%   10%
  1997(e)    9.24         .08         (.10)  (.02)   (.08)    --    (.08)   9.14       (.23)    70,331        .77+       5.13+    2
  1997(d)    9.28         .48           --    .48    (.47)  (.05)   (.52)   9.24       5.26     68,204        .81        5.11+   12
  1996(c)    9.15         .34          .14    .48    (.32)  (.03)   (.35)   9.28       5.33     37,089        .83+       5.14+   17

Class B (2/97)
  1998       9.15         .38          .35    .73    (.39)  (.03)   (.42)   9.46       8.09      4,136       1.56        4.05    10
  1997(e)    9.24         .09         (.11)  (.02)   (.07)    --    (.07)   9.15       (.25)       468       1.53+       4.39+    2
  1997(c)    9.23         .03          .01    .04    (.03)    --    (.03)   9.24        .47         43       1.51+       5.23+   12

Class C (6/95)
  1998       9.14         .40          .34    .74    (.41)  (.03)   (.44)   9.44       8.20      4,886       1.35        4.29    10
  1997(e)    9.23         .07         (.09)  (.02)   (.07)    --    (.07)   9.14       (.21)     5,360       1.32+       4.58+    2
  1997(d)    9.26         .42           --    .42    (.40)  (.05)   (.45)   9.23       4.64      5,039       1.54        4.37    12
  1996(c)    9.15         .29          .13    .42    (.28)  (.03)   (.31)   9.26       4.59      1,915       1.58+       4.39+   17

Class R (11/76)
  1998       9.15         .48          .34    .82    (.48)  (.03)   (.51)   9.46       9.09  2,818,442        .60        5.04    10
  1997(e)    9.24         .08         (.09)  (.01)   (.08)    --    (.08)   9.15       (.09) 2,774,648        .57+       5.33+    2
  1997(d)    9.28         .49          .01    .50    (.49)  (.05)   (.54)   9.24       5.53  2,818,214        .57        5.35    12
  1996(d)    9.00         .51          .31    .82    (.51)  (.03)   (.54)   9.28       9.31  2,878,641        .59        5.53    17
  1995(d)    9.28         .52         (.21)   .31    (.51)  (.08)   (.59)   9.00       3.60  2,741,178        .59        5.79    17
  1994(d)    9.45         .52         (.07)   .45    (.52)  (.10)   (.62)   9.28       4.79  2,700,007        .62        5.49    15
------------------------------------------------------------------------------------------------------------------------------------

  +  Annualized.
(a)  Total returns are calculated on net asset value without any sales charge.
(b) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.
(c)  From commencement of class operations as noted through February 28/29.
(d)  For the year ending February 28/29.
(e)  For the two months ending April 30.

34  |  Section 5   Financial Highlights

Insured Municipal Bond Fund

                        Investment Operations       Less Distributions                                    Ratios/Supplemental Data
                    ----------------------------- ----------------------                                ----------------------------
Class
(Inception
Date)
                                                                                                                    Ratio of
                                       Net                                                               Ratio of    Net In-
           Begin-                 Realized                                                               Expenses   vestment  Port-
             ning                      and           Net                 Ending                Ending          to  Income to  folio
Year          Net     Net In-   Unrealized       Invest-   Capi-             Net                   Net    Average    Average  Turn-
Ending      Asset    vestment   Investment          ment     tal           Asset      Total     Assets        Net        Net   over
April 30,   Value   Income(b)  Gain (Loss)  Total Income   Gains   Total   Value  Return(a)      (000)  Assets(b)  Assets(b)   Rate
------------------------------------------------------------------------------------------------------------------------------------
Class A (9/94)
  1998     $10.66        $.54        $ .41   $.95  $(.55)  $(.03)  $(.58) $11.03      9.05%   $ 90,459        .86%      4.91%    40%
  1997(e)   10.82         .09         (.16)  (.07)  (.09)     --    (.09)  10.66      (.63)     69,291        .84+      5.12+    12
  1997(d)   10.97         .56         (.13)   .43   (.54)   (.04)   (.58)  10.82      4.04      68,628        .87       5.07     35
  1996(d)   10.40         .54          .57   1.11   (.54)     --    (.54)  10.97     10.90      46,943        .91       5.01     27
  1995(c)   10.31         .26          .12    .38   (.27)   (.02)   (.29)  10.40      3.84      14,097       1.00+      5.55+    25
Class B (2/97)
  1998      10.67         .46          .39    .85   (.46)   (.03)   (.49)  11.03      8.14       4,992       1.61       4.14     40
  1997(e)   10.82         .09         (.16)  (.07)  (.08)     --    (.08)  10.67      (.65)        488       1.59+      4.36+    12
  1997(c)   10.80         .04          .02    .06   (.04)     --    (.04)  10.82       .55         228       1.58+      4.84+    35
Class C (9/94)
  1998      10.56         .48          .39    .87   (.48)   (.03)   (.51)  10.92      8.39       8,037       1.41       4.36     40
  1997(e)   10.72         .08         (.16)  (.08)  (.08)     --    (.08)  10.56      (.73)      5,615       1.39+      4.57+    12
  1997(d)   10.85         .46         (.09)   .37   (.46)   (.04)   (.50)  10.72      3.48       5,448       1.61       4.33     35
  1996(d)   10.31         .46          .54   1.00   (.46)     --    (.46)  10.85      9.88       5,151       1.63       4.34     27
  1995(c)   10.29         .23          .08    .31   (.27)   (.02)   (.29)  10.31      3.09       3,979       1.75+      4.83+    25
Class R (12/86)
  1998      10.62         .56          .39    .95   (.56)   (.03)   (.59)  10.98      9.17     727,068        .66       5.12     40
  1997(e)   10.78         .09         (.15)  (.06)  (.10)     --    (.10)  10.62      (.60)    714,622        .64+      5.31+    12
  1997(d)   10.92         .57         (.11)   .46   (.56)   (.04)   (.60)  10.78      4.38     732,587        .63       5.31     35
  1996(d)   10.38         .57          .54   1.11   (.57)     --    (.57)  10.92     10.94     761,936        .63       5.33     27
  1995(d)   10.81         .57         (.40)   .17   (.58)   (.02)   (.60)  10.38      1.85     736,702        .64       5.67     25
  1994(d)   10.85         .57          .02    .59   (.57)   (.06)   (.63)  10.81      5.47     745,914        .65       5.21     11
------------------------------------------------------------------------------------------------------------------------------------

  +  Annualized.
(a)  Total returns are calculated on net asset value without any sales charge.
(b) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.
(c)  From commencement of class operations as noted through February 28.
(d)  For the year ending February 28/29.
(e)  For the two months ending April 30.

                                         Section 5   Financial Highlights  |  35

All-American Municipal Bond Fund

                        Investment Operations       Less Distributions                                    Ratios/Supplemental Data
                    ----------------------------- ----------------------                                ----------------------------
Class
(Inception
Date)
                                                                                                                    Ratio of
                                       Net                                                               Ratio of    Net In-
           Begin-                 Realized                                                               Expenses   vestment   Port-
             ning                      and            Net                 Ending                Ending         to  Income to   folio
Year          Net     Net In-   Unrealized        Invest-  Capi-             Net                   Net    Average    Average   Turn-
Ending      Asset    vestment   Investment           ment    tal           Asset      Total     Assets        Net        Net    over
April 30,   Value   Income(b)  Gain (Loss)  Total  Income  Gains   Total   Value  Return(a)      (000)  Assets(b)  Assets(b)    Rate
------------------------------------------------------------------------------------------------------------------------------------
Class A (10/88)
  1998     $10.90        $.60         $.51  $1.11  $(.60) $(.09)   $(.69) $11.32     10.32%   $236,691        81%       5.27%    20%
  1997(e)   10.67         .55          .29    .84   (.55)  (.06)    (.61)  10.90      8.02     216,575       .87+       5.54+    39
  1996(f)   10.79         .61         (.12)   .49   (.61)    --     (.61)  10.67      4.64     207,992       .83        5.60     79
  1995(f)   10.61         .63          .18    .81   (.63)    --     (.63)  10.79      8.01     185,495       .76        6.02     71
  1994(f)   11.07         .65         (.30)   .35   (.65)  (.16)+++ (.81)  10.61      2.99     159,867       .62        5.77     81

Class B (2/97)
  1998      10.91         .51          .51   1.02   (.51)  (.09)    (.60)  11.33      9.51       8,706      1.56        4.47     20
  1997(d)   10.98         .12         (.06)   .06   (.13)    --     (.13)  10.91       .54         711      1.55+       4.83+    39

Class C (6/93)
  1998      10.89         .53          .51   1.04   (.54)  (.09)    (.63)  11.31      9.75      62,336      1.36        4.72     20
  1997(e)   10.66         .50          .29    .79   (.50)  (.06)    (.56)  10.89      7.48      54,850      1.42+       4.99+    39
  1996(f)   10.78         .55         (.12)   .43   (.55)    --     (.55)  10.66      4.07      47,314      1.37        5.05     79
  1995(f)   10.60         .57          .18    .75   (.57)    --     (.57)  10.78      7.42      45,242      1.31        5.47     71
  1994(f)   11.09         .57         (.32)   .25   (.57)  (.17)+++ (.74)  10.60      2.16+     39,997      1.09+       5.16+    81

Class R (2/97)
  1998      10.91         .61          .51   1.12   (.62)  (.09)    (.71)  11.32     10.45       4,510       .61        5.42     20
  1997(d)   10.99         .15         (.07)   .08   (.16)    --     (.16)  10.91       .69         183       .61+       5.95+    39
------------------------------------------------------------------------------------------------------------------------------------

  +  Annualized.
 ++ Information included prior to the period ending April 30, 1997 reflects the financial highlights of Flagship All-American.
+++ The amounts shown include a distribution in excess of capital gains of $.10 per share.
(a)  Total returns are calculated on net asset value without any sales charge.
(b) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor Flagship Financial.
(c)  From commencement of class operations as noted through May 31.
(d)  From commencement of class operations as noted through April 30.
(e)  For the 11 months ending April 30.
(f)  For the year ending May 31.

36  |  Section 5   Financial Highlights

Intermediate Municipal Bond Fund

                        Investment Operations       Less Distributions                                    Ratios/Supplemental Data
                    ----------------------------- ----------------------                                ----------------------------
Class
(Inception
Date)
                                                                                                                     Ratio of
                                       Net                                                               Ratio of     Net In-
           Begin-                 Realized                                                               Expenses    vestment  Port-
             ning                      and            Net                 Ending                Ending         to   Income to  folio
Year          Net     Net In-   Unrealized        Invest-  Capi-             Net                   Net    Average     Average  Turn-
Ending      Asset    vestment   Investment           ment    tal           Asset      Total     Assets        Net         Net   over
April 30,   Value   Income(b)  Gain (Loss)  Total  Income  Gains   Total   Value  Return(a)      (000)  Assets(b)   Assets(b)   Rate
------------------------------------------------------------------------------------------------------------------------------------
Class A (9/92)
  1998     $10.47        $.52         $.41   $.93   $.51  $  --    $(.51) $10.88      8.97%    $42,339       .79%       4.76%    --%
  1997(e)   10.27         .47          .20    .67   (.47)    --     (.47)  10.47      6.64      40,906       .68+       4.96+    26
  1996(f)   10.29         .51         (.02)   .49   (.51)    --     (.51)  10.27      4.84      46,742       .62        4.86     81
  1995(f)   10.16         .51          .13    .64   (.51)    --     (.51)  10.29      6.63      42,069       .54        5.15    102
  1994(f)   10.35         .52         (.13)   .39   (.52)  (.06)+++ (.58)  10.16      3.72      35,891       .40        4.93     69

Class C (12/95)
  1998      10.47         .46          .42    .88   (.46)    --     (.46)  10.89      8.47       3,533      1.34        4.20     --
  1997(e)   10.28         .44          .17    .61   (.42)    --     (.42)  10.47      6.00       2,540      1.23+       4.38+    26
  1996(c)   10.57         .23         (.30)  (.07)  (.22)    --     (.22)  10.28     (1.78)+     1,187      1.13+       4.28+    81

Class R (2/97)
  1998      10.45         .54          .41    .95   (.53)    --     (.53)  10.86      9.17         602       .59        4.95     --
  1997(d)   10.60         .13         (.15)  (.02)  (.13)    --     (.13)  10.45      (.15)        469       .40+       5.40+    26
------------------------------------------------------------------------------------------------------------------------------------

  +  Annualized.
 ++ Information included prior to the period ending April 30, 1997, reflects the financial highlights of Flagship Intermediate.
+++ The amount shown reflects a distribution in excess of capital gains of $.01 per share.
(a)  Total returns are calculated on net asset value without any sales charge.
(b) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor Flagship Financial.
(c)  From commencement of class operations as noted through May 31.
(d)  From commencement of class operations as noted through April 30.
(e)  For the 11 months ending April 30.
(f)  For the year ending May 31.

                                         Section 5   Financial Highlights  |  37

Limited Term Municipal Bond Fund

                        Investment Operations       Less Distributions                                    Ratios/Supplemental Data
                    ----------------------------- ----------------------                                ----------------------------
Class
(Inception
Date)
                                                                                                                    Ratio of
                                       Net                                                               Ratio of    Net In-
           Begin-                 Realized                                                               Expenses   vestment   Port-
             ning                      and            Net                 Ending                Ending         to  Income to   folio
Year          Net    Net In-    Unrealized        Invest-  Capi-             Net                   Net    Average    Average   Turn-
Ending      Asset   vestment    Investment           ment    tal           Asset      Total     Assets        Net        Net    over
April 30,   Value   Income(b)  Gain (Loss)  Total  Income  Gains   Total   Value  Return(a)      (000)  Assets(b)   Assets(b)   Rate
------------------------------------------------------------------------------------------------------------------------------------
Class A (10/87)
  1998     $10.61        $.51         $.19   $.70  $(.51)  $  --   $(.51) $10.80      6.67%   $438,134       .77%       4.70     31%
  1997(e)   10.57         .46          .04    .50   (.46)     --    (.46)  10.61      4.78     425,401       .80+       4.76+    29
  1996(f)   10.65         .51         (.09)   .42   (.50)     --    (.50)  10.57      4.03     489,157       .79        4.77     39
  1995(f)   10.60         .51          .04    .55   (.50)     --    (.50)  10.65      5.41     569,196       .74        4.88     20
  1994(f)   10.74         .52         (.13)   .39   (.52)   (.01)   (.53)  10.60      3.58     704,627       .70        4.76     22

Class C (12/95)
  1998      10.60         .47          .19    .66   (.47)     --    (.47)  10.79      6.33      33,952      1.12        4.35     31
  1997(e)   10.56         .44          .03    .47   (.43)     --    (.43)  10.60      4.49      23,551      1.11+       4.44+    29
  1996(c)   10.76         .22         (.19)   .03   (.23)     --    (.23)  10.56       .46+     15,415      1.19+       4.17+    39

Class R (2/97)
  1998      10.59         .53          .19    .72   (.53)     --    (.53)  10.78      6.87         701       .59        4.84     31
  1997(d)   10.73         .12         (.13)  (.01)  (.13)     --    (.13)  10.59      (.09)         40       .55        5.07+    29
------------------------------------------------------------------------------------------------------------------------------------

  +  Annualized.
 ++ Information included prior to the period ending April 30, 1997 reflects the financial highlights of Flagship Limited Term.
(a)  Total returns are calculated on net asset value without any sales charge.
(b) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor Flagship Financial.
(c)  From commencement of class operations as noted through May 31.
(d)  From commencement of class operations as noted through April 30.
(e)  For the 11 months ending April 30.
(f)  For the year ending May 31.

38  |  Section 5   Financial Highlights

Nuveen Mutual Funds

Nuveen offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

Growth

Nuveen Rittenhouse Growth Fund

Growth and Income

European Value Fund
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

Tax-Free Income

National Municipal Bond Funds

Long-term
Insured Long-term
Intermediate-term
Limited-term

State Municipal Bond Funds

Arizona
California/1/
Colorado
Connecticut
Florida
Georgia
Kansas
Kentucky/2/
Louisiana
Maryland
Massachusetts/1/
Michigan
Missouri
New Jersey/2/
New Mexico
New York/1/
North Carolina
Ohio
Pennsylvania
Tennessee
Virginia
Wisconsin

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this prospectus, contains detailed information on fund policies and operation. Shareholder reports contain management's discussion of market conditions, investment strategies and performance results as of the fund's latest semi-annual or annual fiscal year end. Call Nuveen at (800) 621-7227 to request a free copy of any of these materials or other fund information.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (SEC). Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at
(800) SEC-0330 for room hours and operation. You may also request fund information by writing to the SEC's Public Reference Section, Washington, D.C. 20549.



1. Long-term and insured long-term portfolios.
2. Long-term and limited-term portfolios.

                                                            AUGUST   , 1998

NUVEEN FLAGSHIP MUNICIPAL TRUST

NUVEEN MUNICIPAL BOND FUND

NUVEEN INSURED MUNICIPAL BOND FUND

NUVEEN FLAGSHIP ALL-AMERICAN MUNICIPAL BOND FUND

NUVEEN FLAGSHIP INTERMEDIATE MUNICIPAL BOND FUND

NUVEEN FLAGSHIP LIMITED TERM MUNICIPAL BOND FUND

STATEMENT OF ADDITIONAL INFORMATION

  This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of
the Nuveen Flagship Municipal Trust dated August   , 1998. The Prospectus may
be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with John Nuveen & Co. Incorporated, or from the Funds, by mailing a written request to the Funds, c/o John Nuveen & Co. Incorporated, 333 West Wacker Drive, Chicago, Illinois 60606 or by calling (800) 257-8787.

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Investment Policies and Investment Portfolio............................... S-2
Management................................................................. S-17
Investment Adviser and Investment Management Agreement..................... S-26
Portfolio Transactions..................................................... S-27
Net Asset Value............................................................ S-28
Tax Matters................................................................ S-29
Performance Information.................................................... S-33
Additional Information on the Purchase and Redemption of Fund Shares....... S-42
Distribution and Service Plan.............................................. S-48
Independent Public Accountants and Custodian............................... S-50
Financial Statements....................................................... S-50
Appendix A--Ratings of Investments.........................................  A-1
Appendix B--Description of Hedging Techniques..............................  B-1

  The audited financial statements for each Fund's most recent fiscal year appear in the Funds' Annual Reports. The Annual Reports accompany this Statement of Additional Information.

INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

INVESTMENT POLICIES

  The investment objective and certain fundamental investment policies of each Fund are described in the Prospectus. Each of the Funds, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of that Fund:

    (1) Invest in securities other than Municipal Obligations and short-term securities, as described in the Prospectus. Municipal Obligations are municipal bonds that pay interest that is exempt from regular federal income taxes.

    (2) Invest more than 5% of its total assets in securities of any one issuer, except this limitation shall not apply to securities of the United States Government or to the investment of 25% of such Fund's assets.

    (3) Borrow money, except from banks for temporary or emergency purposes and not for investment purposes and then only in an amount not exceeding
  (a) 10% of the value of its total assets at the time of borrowing or (b) one-third of the value of the Fund's total assets including the amount borrowed, in order to meet redemption requests which might otherwise require the untimely disposition of securities. While any such borrowings exceed 5% of such Fund's total assets, no additional purchases of investment securities will be made by such Fund. If due to market fluctuations or other reasons, the value of the Fund's assets falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

    (4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (2) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

    (5) Issue senior securities as defined in the Investment Company Act of 1940, except to the extent such issuance might be involved with respect to borrowings described under item (3) above or with respect to transactions involving futures contracts or the writing of options within the limits described in the Prospectus and this Statement of Additional Information.

    (6) Underwrite any issue of securities, except to the extent that the purchase or sale of Municipal Obligations in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting.

    (7) Purchase or sell real estate, but this shall not prevent any Fund from investing in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security.

    (8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs, except for transactions involving futures contracts within the limits described in the Prospectus and this Statement of Additional Information.

    (9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objective, policies and limitations.

    (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

    (11) Write or purchase put or call options, except to the extent that the purchase of a stand-by commitment may be considered the purchase of a put, and except for transactions involving options within the limits described in the Prospectus and this Statement of Additional Information.

    (12) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    (13) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those trustees of the Trust, or those officers and directors of Nuveen Advisory Corp. ("Nuveen Advisory"), who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

  In addition, each Fund, as a non-fundamental policy, may not invest more than 15% of its net assets in "illiquid" securities, including repurchase agreements maturing in more than seven days.

  For the purpose of applying the limitations set forth in paragraph (2) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity.

  Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer.

  The foregoing restrictions and limitations, as well as a Fund's policies as to ratings of portfolio investments, will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

  The foregoing fundamental investment policies, together with the investment objective of each Fund, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

  The Nuveen Flagship Municipal Trust (the "Trust") is an open-end diversified management series investment company organized as a Massachusetts business trust on July 1, 1996. Each of the Funds is an open-end management investment company organized as a series of the Nuveen Flagship Municipal Trust. The Trust is an open-end management series company under SEC Rule 18f-2. Each Fund is a separate series issuing its own shares. The Trust currently has five series: the Nuveen Municipal Bond Fund (originally incorporated in Maryland on October 8, 1976 and reorganized as a Massachusetts business trust on June 12, 1995); the Nuveen Insured Municipal Bond Fund (formerly a series of the Nuveen Insured Tax-Free Bond Fund, Inc., a Minnesota corporation incorporated on July 14,
1986); the Nuveen Flagship All-American Municipal Bond Fund (formerly the Flagship All-American Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship Intermediate Municipal Bond Fund (formerly the Flagship Intermediate Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); and the Nuveen Flagship Limited Term Municipal Bond Fund (formerly the Flagship Limited Term Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust). Certain matters under the Investment Company Act of 1940 which must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each Fund affected by such matter.

  The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all loss and expense of any shareholder personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself were unable to meet its obligations. The Trust believes the likelihood of these circumstances is remote.

PORTFOLIO SECURITIES

  As described in the Prospectus, each Fund invests primarily in a diversified portfolio of Municipal Obligations issued within the 50 states and certain U.S. possessions and territories. In general, Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including construction of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, mass transportation, schools, streets and water and sewer works. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-rated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

  The investment assets of each Fund will consist of (1) Municipal Obligations which are rated at the time of purchase within the four highest grades (Baa or BBB or better) by Moody's Investors Service, Inc. ("Moody's"), by Standard and Poor's Corporation ("S&P") or by Fitch Investors Service, Inc. ("Fitch"), (2) unrated Municipal Obligations which, in the opinion of Nuveen Advisory, have credit characteristics equivalent to bonds rated within the four highest grades by Moody's, S&P or Fitch, except that the Fund may not invest more than 20% of its net assets in unrated bonds and (3) temporary investments as described below, the income from which may be subject to state income tax or to both federal and state income taxes. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  As described in the Prospectus, each Fund may invest in Municipal Obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "lease obligations") of a municipal authority or entity. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although nonappropriation lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A Fund will seek to minimize the special risks associated with such securities by only investing in those nonappropriation leases where Nuveen

Advisory has determined that the issuer has a strong incentive to continue making appropriations and timely payment until the security's maturity. Some lease obligations may be illiquid under certain circumstances. Lease obligations normally provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Funds.

  Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

INSURANCE

  Each insured Municipal Obligation held by the Nuveen Insured Municipal Bond Fund will either be (1) covered by an insurance policy applicable to a specific security and obtained by the issuer of the security or a third party at the time of original issuance ("Original Issue Insurance"), (2) covered by an insurance policy applicable to a specific security and obtained by the Fund or a third party subsequent to the time of original issuance ("Secondary Market Insurance"), or (3) covered by a master municipal insurance policy purchased by the Fund ("Portfolio Insurance"). The Fund currently maintains a policy of Portfolio Insurance with MBIA Insurance Corporation, AMBAC Assurance Corporation, Financial Security Assurance, Inc., and Financial Guaranty Insurance Company, and may in the future obtain other policies of Portfolio Insurance, depending on the availability of such policies on terms favorable to the Fund. However, the Fund may determine not to obtain such policies and to emphasize investments in Municipal Obligations insured under Original Issue Insurance or Secondary Market Insurance. In any event, the Fund will only obtain policies of Portfolio Insurance issued by insurers whose claims-paying ability is rated Aaa by Moody's Investors Service, Inc. ("Moody's") or AAA by Standard & Poor's Corporation ("S&P"). The Fund currently intends to obtain insurance polices only from mono-line insurers specializing in insuring municipal debt. Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance are themselves typically assigned a rating of Aaa or AAA, as the case may be, by virtue of the Aaa or AAA claims-paying ability of the insurer and would generally be assigned a lower rating if the ratings were based primarily upon the credit characteristics of the issuer without regard to the insurance feature. By way or contrast, the ratings, if any, assigned to Municipal Obligations insured under Portfolio Insurance will be based primarily upon the credit characteristics of the issuers without regard to the insurance feature, and will generally carry a rating that is below Aaa or AAA. While in the portfolio of the Fund, however, a Municipal Obligation backed by Portfolio Insurance will effectively be of the same quality as a Municipal Obligation issued by an issuer of comparable credit characteristics that is backed by Original Issue Insurance or Secondary Market Insurance.

  The Fund's policy of investing in Municipal Obligations insured by insurers whose claims-paying ability is rated Aaa or AAA will apply only at the time of the purchase of a security, and a Fund will not be required to dispose of securities in the event Moody's or S&P, as the case may be, downgrades its assessment of the claims-paying ability of a particular insurer or the credit characteristics of a particular issuer. In this connection, it should be noted that in the event Moody's or S&P or both should down-grade its assessment of the claims-paying ability of a particular insurer, it could also be expected to downgrade the ratings assigned to Municipal Obligations insured under Original Issue Insurance or Secondary Market Insurance issued by such insurer, and Municipal Obligations insured under Portfolio Insurance issued by such insurer would also be of reduced quality in the portfolio of the Fund. Moody's and S&P continually assess the claims-paying ability of insurers and the credit characteristics of issuers, and there can be no assurance that they will not downgrade their assessments subsequent to the time the Fund purchases securities.

  In addition to insured Municipal Obligations, the Fund may invest in Municipal Obligations that are entitled to the benefit of an escrow or trust account which contains securities issued or guaranteed by the U.S. Government or U.S. Government agencies, backed by the full faith and credit of the United States, and sufficient in amount to ensure the payment of interest and principal on the original interest payment and maturity dates ("collateralized obligations"). These collateralized obligations generally will not be insured and will include, but are not limited to, Municipal Obligations that have been
(1) advance refunded where the proceeds of the refunding have been used to purchase U.S. Government or U.S. Government agency securities that are placed in escrow and whose interest or maturing principal payments, or both, are sufficient to cover the remaining scheduled debt service on the Municipal Obligations, and (2) issued under state or local housing finance programs which use the issuance proceeds to fund mortgages that are then exchanged for U.S. Government or U.S. Government agency securities and deposited with a trustee as security for the Municipal Obligations. These collateralized obligations are normally regarded as having the credit characteristics of the underlying U.S. Government or U.S. Government agency securities. Collateralized obligations will not constitute more than 20% of the Fund's assets.

  Each insured Municipal Obligation in which the Fund invests will be covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. There is no limitation on the percentage of the Fund's assets that may be invested in Municipal Obligations insured by any given insurer.

  Original Issue Insurance. Original Issue Insurance is purchased with respect to a particular issue of Municipal Obligations by the issuer thereof or a third party in conjunction with the original issuance of such Municipal Obligations. Under such insurance, the insurer unconditionally guarantees to the holder of the Municipal Obligation the timely payment of principal and interest on such obligation when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of a mandatory sinking fund payment), default or otherwise, the payments guaranteed may be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The insurer is responsible for such payments less any amounts received by the holder from any trustee for the Municipal Obligation issuers or from any other source. Original Issue Insurance does not guarantee payment on an accelerated basis, the payment of any redemption premium (except with respect to certain premium payments in the case of certain small issue industrial development and pollution control Municipal Obligations), the value of the shares of the Fund, the market value of Municipal Obligations, or payments of any tender purchase price upon the tender of the Municipal Obligations. Original Issue Insurance also does not insure against nonpayment of principal of or interest on Municipal Obligations resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for such obligations.

  In the event that interest on or principal of a Municipal Obligation covered by insurance is due for payment but is unpaid by the issuer thereof, the applicable insurer will make payments to its fiscal agent (the "Fiscal Agent") equal to such unpaid amounts of principal and interest not later than one business day after the insurer has been notified that such nonpayment has occurred (but not earlier than the date such payment is due). The Fiscal Agent will disburse to the Fund the amount of principal and interest which is then due for payment but is unpaid upon receipt by the Fiscal Agent of (i) evidence of the Fund's right to receive payment of such principal and interest and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of such principal or interest then due for payment shall thereupon vest in the insurer. Upon payment by the insurer of any principal or interest payments with respect to any Municipal Obligations, the insurer shall succeed to the rights of the Fund with respect to such payment.

  Original Issue Insurance remains in effect as long as the Municipal Obligations covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such

Municipal Obligations. Consequently, Original Issue Insurance may be considered to represent an element of market value with respect to the Municipal Obligations so insured, but the exact effect, if any, of this insurance on such market value cannot be estimated.

  Secondary Market Insurance. Subsequent to the time of original issuance of a Municipal Obligation, the Fund or a third party may, upon the payment of a single premium, purchase insurance on such Municipal Obligation. Secondary Market Insurance generally provides the same type of coverage as is provided by Original Issue Insurance and remains in effect as long as the Municipal Obligation covered thereby remain outstanding, the holder of such Municipal Obligation does not voluntarily relinquish the Secondary Market Insurance and the insurer remains in business, regardless of whether the Fund ultimately disposes of such Municipal Obligation.

  One of the purposes of acquiring Secondary Market Insurance with respect to a particular Municipal Obligation would be to enable the Fund to enhance the value of such Municipal Obligation. The Fund, for example, might seek to purchase a particular Municipal Obligation and obtain Secondary Market Insurance with respect thereto if, in the opinion of Nuveen Advisory, the market value of such Municipal Obligation, as insured, would exceed the current value of the Municipal Obligation without insurance plus the cost of the Secondary Market Insurance. Similarly, if the Fund owns but wishes to sell a Municipal Obligation that is then covered by Portfolio Insurance, the Fund might seek to obtain Secondary Market Insurance with respect thereto if, in the opinion of Nuveen Advisory, the net proceeds of a sale by the Fund of such obligation, as insured, would exceed the current value of such obligation plus the cost of the Secondary Market Insurance.

  Portfolio Insurance. Portfolio Insurance guarantees the payment of principal and interest on specified eligible Municipal Obligations purchased by the Fund. Except as described below, Portfolio Insurance generally provides the same type of coverage as is provided by Original Issue Insurance or Secondary Market Insurance. Municipal Obligations insured under one Portfolio Insurance policy would generally not be insured under any other policy purchased by the Fund. A Municipal Obligation is eligible for coverage under a policy if it meets certain requirements of the insurer. Portfolio Insurance is intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the policy will reduce the yield to shareholders of the Fund.

  If a Municipal Obligation is already covered by Original Issue Insurance or Secondary Market Insurance, then such Municipal Obligation is not required to be additionally insured under any policy of Portfolio Insurance that the Fund may purchase. All premiums respecting Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance are paid in advance by the issuer or other party obtaining the insurance.

  Portfolio Insurance policies are effective only as to Municipal Obligations owned by and held by the Fund, and do not cover Municipal Obligations for which the contract for purchase fails. A "when-issued" Municipal Obligation will be covered under a Portfolio Insurance policy upon the settlement date of the issue of such "when-issued" Municipal Obligation. In determining whether to insure Municipal Obligations held by the Fund, an insurer will apply its own standards, which correspond generally to the standards it has established for determining the insurability of new issues of Municipal Obligations. See "Original Issue Insurance" above.

  Each Portfolio Insurance policy will be noncancellable and will remain in effect so long as the Fund is in existence, the Municipal Obligations covered by the policy continue to be held by the Fund, and the Fund pays the premiums for the policy. Each insurer will generally reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional securities purchased by the Fund after the effective date of such notice. The Board of Trustees will generally reserve the right to terminate each policy upon seven days' written notice to an insurer if it determines that the cost of such policy is not reasonable in relation to the value of the insurance to the Fund.

  Each Portfolio Insurance policy will terminate as to any Municipal Obligation that has been redeemed from or sold by the Fund on the date of such redemption or the settlement date of such sale, and an insurer shall not have any liability thereafter under a policy as to any such Municipal Obligation, except that if the date of such redemption or the settlement date of such sale occurs after a record date and before the related payment date with respect to any such Municipal Obligation, the policy will terminate as to such Municipal Obligation on the business day immediately following such payment date. Each policy will terminate as to all Municipal Obligations covered thereby on the date on which the last of the covered Municipal Obligations mature, are redeemed or are sold by the Fund.

  One or more policies of Portfolio Insurance may provide a Fund, pursuant to an irrevocable commitment of the insurer, with the option to exercise the right to obtain permanent insurance ("Permanent Insurance") with respect to a Municipal Obligation that is to be sold by the Fund. The Fund would exercise the right to obtain Permanent Insurance upon payment of a single, predetermined insurance premium payable from the proceeds of the sale of such Municipal Obligation. It is expected that the Fund will exercise the right to obtain Permanent Insurance for a Municipal Obligation only if, in the opinion of Nuveen Advisory, upon such exercise the net proceeds from the sale by the Fund of such obligation, as insured, would exceed the proceeds from the sale of such obligation without insurance.

  The Permanent Insurance premium with respect to each such obligation is determined based upon the insurability of each such obligation as of the date of purchase by the Fund and will not be increased or decreased for any change in the creditworthiness of such obligation unless such obligation is in default as to payment or principal or interest, or both. In such event, the Permanent Insurance premium shall be subject to an increase predetermined at the date of purchase by the Fund.

  The Fund generally intends to retain any insured securities covered by Portfolio Insurance that are in default or in significant risk of default and to place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities of minimum investment grade (i.e., rated BBB) that are not in default. In certain circumstances, however, Nuveen Advisory may determine that an alternative value for the insurance, such as the difference between the market value of the defaulted security and either its par value or the market value of securities of a similar nature that are not in default or in significant risk of default, is more appropriate. To the extent that the Fund holds such defaulted securities, it may be limited in its ability to manage its investment portfolio and to purchase other Municipal Obligations. Except as described above with respect to securities covered by Portfolio Insurance that are in default or subject to significant risk of default, the Funds will not place any value on the insurance in valuing the Municipal Obligations that it holds.

  Because each Portfolio Insurance policy will terminate as to Municipal Obligations sold by the Fund on the date of sale, in which event the insurer will be liable only for those payments of principal and interest that are then due and owing (unless Permanent Insurance is obtained by the Fund), the provision for this insurance will not enhance the marketability of securities held by the Fund, whether or not the securities are in default or in significant risk of default. On the other hand, since Original Issue Insurance and Secondary Market Insurance generally will remain in effect as long as Municipal Obligations covered thereby are outstanding, such insurance may enhance the marketability of such securities, even when such securities are in default or in significant risk of default, but the exact effect, if any, on marketability cannot be estimated. Accordingly, the Funds may determine to retain or, alternatively, to sell Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance that are in default or in significant risk of default.

  Premiums for a Portfolio Insurance policy are paid monthly, and are adjusted for purchases and sales of Municipal Obligations covered by the policy during the month. The yield on the Fund is reduced to the extent of the insurance premiums it pays. Depending upon the characteristics of the Municipal Obligations held by the

Fund, the annual premium rate for policies of Portfolio Insurance is estimated to range from .15% to .30% of the value of the Municipal Obligations covered under the policy. Because the majority of the Municipal Obligations in the Fund were not covered by policies of Portfolio Insurance during the year ended February 29, 1996, premium expenses as a percentage of the value of Municipal Obligations held by the Fund for such period were .00%.

  Set forth below is information about the various municipal bond insurers with whom the Nuveen Insured Municipal Bond Fund currently maintains policies of Portfolio Insurance.

  AMBAC ASSURANCE CORPORATION ("AMBAC ASSURANCE")

  Ambac Assurance Corporation ("Ambac Assurance") is a Wisconsin-domiciled stock insurance corporation regulated by the Office of the Commissioner of Insurance of the State of Wisconsin and licensed to do business in 50 states, the District of Columbia, the Territory of Guam and the Commonwealth of Puerto Rico, with admitted assets of approximately $2,968,000,000 (unaudited) and statutory capital of approximately $1,715,000,000 (unaudited) as of March 31, 1998. Statutory capital consists of Ambac Assurance's policyholders' surplus and statutory contingency reserve. Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service and Fitch IBCA, Inc. have assigned a triple-A financial strength rating to Ambac Assurance.

  Ambac Assurance has obtained a ruling from the Internal Revenue Service to the effect that the insuring of an obligation by Ambac Assurance will not affect the treatment for federal income tax purposes of interest on such obligation and that insurance proceeds representing maturing interest paid by Ambac Assurance under policy provisions substantially identical to those contained in its municipal bond insurance policy shall be treated for federal income tax purposes in the same manner as if such payments were made by the issuer of the Bonds.

  Ambac Assurance makes no representation regarding the Bonds or the advisability of investing in the Bonds and makes no representation regarding, nor has it participated in the preparation of, the Official Statement other than the information supplied by Ambac Assurance and presented under the heading "AMBAC Assurance Corporation".

  FINANCIAL SECURITY ASSURANCE INC. ("FINANCIAL SECURITY")

  Financial Security is a monoline insurance company incorporated under the laws of the State of New York. Financial Security is licensed to engage in the financial guaranty insurance business in all 50 states, the District of Columbia and Puerto Rico.

  Financial Security is a wholly owned subsidiary of Financial Security Assurance Holdings Ltd. ("Holdings"), a New York Stock Exchange listed company. Major shareholders of Holdings include Fund American Enterprise Holdings, Inc., U S WEST Capital Corporation and The Tokio Marine and Fire Insurance Co., Ltd. No shareholder is obligated to pay any debts of or any claims against Financial Security. Financial Security is domiciled in the State of New York and is subject to regulation by the State of New York Insurance Department. As of March 31, 1998, the total policyholders' surplus and contingency reserves and the total unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were, in accordance with statutory accounting principles, approximately $503,683,000 (unaudited) and $808,603,000 (unaudited), the total shareholders' equity and the total unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were, in accordance with generally accepted accounting principles, approximately $923,047,000 (unaudited) and $428,157,000 (unaudited). Copies of Financial Security's financial statements may be obtained by writing to Financial Security at 350 Park Avenue, New York, New York 10022, Attention:
Communications Department. Financial Security's telephone number is (212) 826-0100. Financial Security's financial statements are included as exhibits to the Annual Reports on Form 10-K and Quarterly Reports on Form 10-Q filed with the Securities and Exchange Commission by Holdings and may be reviewed at Holdings' website:www.fsa.com.

  MBIA INSURANCE CORPORATION ("MBIA")

  The Insurer is the principal operating subsidiary of MBIA Inc., a New York Stock Exchange listed company. MBIA Inc. is not obligated to pay the debts of or claims against the Insurer. The Insurer is domiciled in the State of New York and licensed to do business in and subject to regulation under the laws of all 50 states, the District of Columbia, the Commonwealth of Puerto Rico, the Commonwealth of the Northern Mariana Islands, the Virgin Islands of the United States and the Territory of Guam. The Insurer has two European branches, one in the Republic of France and the other in the Kingdom of Spain. New York has laws prescribing minimum capital requirements, limiting classes and concentrations of investments and requiring the approval of policy rates and forms. State laws also regulate the amount of both the aggregate and individual risks that may be insured, the payment of dividends by the Insurer, changes in control and transactions among affiliates. Additionally, the Insurer is required to maintain contingency reserves on its liabilities in certain amounts and for certain periods of time.

  As of December 31, 1996 the Insurer had admitted assets of $4.4 billion (audited), total liabilities of $3.0 billion (audited), and total capital and surplus of $1.4 billion (audited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of March 31, 1997, the Insurer had admitted assets of $4.5 billion (unaudited), total liabilities of $3.0 billion (unaudited), and total capital and surplus of $1.5 billion (unaudited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities.

  Furthermore, copies of the Insurer's year end financial statements prepared in accordance with statutory accounting practices are available without charge from the Insurer. A copy of the Annual Report on Form 10-K of MBIA Inc. is available from the Insurer or the Securities and Exchange Commission. The address of the Insurer is 113 King Street, Armonk, New York 10504. The telephone number of the Insurer is (914) 273-4545.

  The Insurer's policy unconditionally and irrevocably guarantees to the Nuveen Insured Municipal Bond Fund the full and complete payment required to be made by or on behalf of the issuer to the applicable paying agent or its successor of an amount equal to (i) the principal of (either at the stated maturity or by advancement of maturity pursuant to a mandatory sinking fund payment) and interest on, the Municipal Obligations as such payments shall become due but shall not be so paid (except that in the event of any acceleration of the due date of such principal by reason of mandatory or optional redemption or acceleration resulting from default or otherwise, other than any advancement of maturity pursuant to a mandatory sinking fund payment, the payments guaranteed by the Insurer's policy shall be made in such amounts and at such times as such payments of principal would have been due had there not been any such acceleration) and (ii) the reimbursement of any such payment which is subsequently recovered from the Fund pursuant to a final judgment by a court of competent jurisdiction that such payment constitutes an avoidable preference to the Fund within the meaning of any applicable bankruptcy law (a "Preference").

  The Insurer's policy does not insure against loss of any prepayment premium which may at any time be payable with respect to any Municipal Obligation. The Insurer's policy does not, under any circumstance, insure against loss relating to: (i) optional or mandatory redemptions (other than mandatory sinking fund redemptions); (ii) any payments to be made on an accelerated basis; (iii) payments of the purchase price of Municipal Obligations upon tender thereof; or
(iv) any Preference relating to (i) through (iii) above. The Insurer's policy also does not insure against nonpayment of principal of or interest on the Municipal Obligations resulting from the insolvency, negligence or any other act or omission of any paying agent for the Municipal Obligations.

  With respect to small issue industrial development bonds and pollution control revenue bonds covered by the policy, the Insurer guarantees the full and complete payments required to be made by or on behalf of an issuer of such bonds if there occurs pursuant to the terms of the bonds an event which results in the loss of the tax-exempt status of interest on such bonds, including principal, interest or premium payments payable thereon, if any, as and when required to be made by or on behalf of the issuer pursuant to the terms of such bonds.

  When the Insurer receives from the paying agent or the Fund, (1) telephonic or telegraphic notice (subsequently confirmed in writing by registered or certified mail), or (2) written notice by registered or certified mail, that a required payment of any insured amount which is then due has not been made, the Insurer on the due date of such payment or within one business day after receipt of notice of such nonpayment, whichever is later, will make a deposit of funds, in an account with State Street Bank and Trust Company, N.A., in New York, New York, or its successor, sufficient for the payment of any such insured amounts which are then due. Upon presentment and surrender of such Municipal Obligations or presentment of such other proof of ownership of the Municipal Obligations, together with any appropriate instruments of assignment to evidence the assignment of the insured amounts due on the Municipal Obligations as are paid by the Insurer, and appropriate instruments to effect the appointment of the Insurer as agent for the Fund in any legal proceeding related to payment of insured amounts on Municipal Obligations, such instruments being in a form satisfactory to State Street Bank and Trust Company, N.A., State Street Bank and Trust Company, N.A. shall disburse to the Fund or the paying agent payment of the insured amounts due on such Municipal Obligations, less any amount held by the paying agent for the payment of such insured amounts and legally available therefor.

  FINANCIAL GUARANTY INSURANCE COMPANY ("FINANCIAL GUARANTY")

  The Portfolio Insurance Policy is non-cancellable except for failure to pay the premium. The premium rate for each purchase of a security covered by the Portfolio Insurance Policy is fixed for the life of the Insured Bond. The insurance premiums are payable monthly by the Fund and are adjusted for purchases, sales and payments prior to maturity of Insured Bonds during the month. In the event of a sale of any Insured Bond by the Fund or payment thereof prior to maturity, the Portfolio Insurance policy terminates as to such Insured Bond.

  Under the provisions of the Portfolio Insurance Policy, Financial Guaranty unconditionally and irrevocably agrees to pay to State Street Bank and Trust Company, or its successor, as its agent (the "Fiscal Agent"), that portion of the principal of and interest on the Insured Bonds which shall become due for payment but shall be unpaid by reason of nonpayment by the issuer of the Insured Bonds. The term "due for payment" means, when referring to the principal of an Insured Bond, its stated maturity date or the date on which it shall have been called for mandatory sinking fund redemption and does not refer to any earlier date on which payment is due by reason of call for redemption (other than by mandatory sinking fund redemption), acceleration or other advancement of maturity and means, when referring to interest on an Insured Bond, the stated date for payment of interest. In addition, the Portfolio Insurance Policy covers nonpayment by the issuer that results from any payment of principal or interest made by such issuer on the Insured Bond to the Fund which has been recovered from the Fund or its shareholders pursuant to the United States Bankruptcy Code by a trustee in bankruptcy in accordance with a final, nonappealable order of a court having competent jurisdiction.

  Financial Guaranty will make such payments to the Fiscal Agent on the date such principal or interest becomes due for payment or on the business day next following the day on which Financial Guaranty shall have received notice of nonpayment, whichever is later. The Fiscal Agent will disburse the Trustee the face amount of principal and interest which is then due for payment but is unpaid by reason of nonpayment by the issuer, but only upon receipt by the Fiscal Agent of (i) evidence of the Trustee's right to receive payment of the principal or interest due for payment and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of such principal or interest due for payment thereupon shall vest in Financial Guaranty. Upon such disbursement, Financial Guaranty shall become the owner of the Insured Bond, appurtenant coupon or right to payment of principal or interest on such Insured Bond and shall be fully subrogated to all of the Trustee's rights thereunder, including the right to payment, thereof.

  In determining whether to insure municipal securities held in the Fund, Financial Guaranty will apply its own standards which are not necessarily the same as the criteria used in regard to the selection of securities by the Fund.

  Certain of the municipal securities insured under the Portfolio Insurance Policy may also be insured under an insurance policy obtained by the issuer of such municipal securities. The premium for any insurance policy or policies obtained by an issuer or Insured Bonds has been paid in advance by such issuer and any such policy or policies are non-cancellable and will continue in force so long as the Insured Bonds so insured are outstanding. Financial Guaranty has also agreed, if requested by the Funds on or before the fifth day preceding the 1st day of any month, to insure to maturity Insured Bonds sold by the Trustee during the month immediately following such request of the Funds. The premium for any such insurance to maturity provided by Financial Guaranty is paid by the Fund and any such insurance is non-cancellable and will continue in force so long as the Bonds so insured are outstanding.

  Financial Guaranty is a wholly-owned subsidiary of FGIC Corporation (the "Corporation"), a Delaware holding company. The Corporation is a subsidiary of General Electric Capital Corporation. Financial Guaranty is a monoline financial guaranty insurer domiciled in the State of New York and subject to regulation by the State of New York Insurance Department. As of March 31, 1998, the total capital and surplus of Financial Guaranty was $1,267,900,134. Financial Guaranty prepares financial statements on the basis of both statutory accounting principles and generally accepted accounting principles. Copies of such financial statements may be obtained by writing to Financial Guaranty at 115 Broadway, New York, New York 10006, Attention: Communications Department (telephone number: (212) 312-3000) or to the New York State Insurance Department at 25 Beaver Street, New York, New York 10004-2319, Attention:
Financial Condition Property/Casualty Bureau (telephone number: (212) 480-
5187).

  The policies of insurance obtained by the Fund from Financial Guaranty and the negotiations in respect thereof represent the only relationship between Financial Guaranty and the Fund. Otherwise neither Financial Guaranty nor its parent, FGIC Corporation, or any affiliate thereof has any significant relationship, direct or indirect, with the Fund or the Board of Trustees of the Fund.

  The above municipal bond insurers have insurance claims-paying ability ratings of AAA from S&P and Aaa from Moody's. Financial Guaranty also has an insurance claims-paying ability rating of AAA from Fitch.

  An S&P insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with its terms. An insurer with an insurance claims-paying ability rating of AAA has the highest rating assigned by S&P. Capacity to honor insurance contracts is adjudged by S&P to be extremely strong and highly likely to remain so over a long period of time. A Moody's insurance claims-paying ability rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insurance claims-paying ability rating of Aaa is adjudged by Moody's to be of the best quality. In the opinion of Moody's, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company's fundamentally strong position.

  An insurance claims-paying ability rating by S&P or Moody's does not constitute an opinion on any specific contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurance claims-paying ability rating does not take into account deductibles, surrender or cancellation penalties or the timeliness of payment, nor does it address the ability of a company to meet nonpolicy obligations (i.e., debt contracts).

  The assignment of ratings by S&P or Moody's to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate process form the determination of claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

  S&P's and Moody's ratings are not recommendations to buy, sell or hold the Municipal Obligations insured by policies issued by AMBAC Assurance, Financial Security, MBIA or Financial Guaranty and such ratings may be subject to revision or withdrawal at any time by the rating agencies. Any downward revision or withdrawal of either or both ratings may have an adverse effect on the market price of the Municipal Obligations insured by policies issued by AMBAC Assurance, Financial Security, MBIA or Financial Guaranty.

  S&P's ratings of AMBAC Assurance, Financial Security, MBIA and Financial Guaranty should be evaluated independent of Moody's ratings. Any further explanation as to the significance of the ratings may be obtained only from the applicable rating agency. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

PORTFOLIO TRADING AND TURNOVER

  The Funds will make changes in their investment portfolio from time to time in order to take advantage of opportunities in the municipal market and to limit exposure to market risk. The Funds may also engage to a limited extent in short-term trading consistent with their investment objective. Securities may be sold in anticipation of market decline or purchased in anticipation of market rise and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what Nuveen Advisory believes to be a temporary disparity in the normal yield relationship between the two securities. Each Fund may make changes in its investment portfolio in order to limit its exposure to changing market conditions. Changes in a Fund's investments are known as "portfolio turnover." While it is impossible to predict future portfolio turnover rates, the annual portfolio turnover rate for each of the Funds is generally not expected to exceed 75%. However, each Fund reserves the right to make changes in its investments whenever it deems such action advisable and, therefore, a Fund's annual portfolio turnover rate may exceed 75% in particular years depending upon market conditions.

  The portfolio turnover rates for the Funds, for the 1996 fiscal year-end of each Fund as a series of its predecessor entity (described above), and for the 1997 fiscal year-end, as indicated, were

                                                                      FISCAL
                                                                       YEAR
                                                                     ---------
                                                                     1996 1997
                                                                     ---- ----
      Nuveen Municipal Bond Fund.................................... 17%  12%*
      Nuveen Insured Municipal Bond Fund............................ 27%  35%*
      Nuveen Flagship All-American Municipal Bond Fund.............. 79%  39%**
      Nuveen Flagship Intermediate Municipal Bond Fund.............. 81%  26%**
      Nuveen Flagship Limited Term Municipal Bond Fund.............. 39%  29%**

--------
* For the fiscal year ended February 28, 1997. For the period March 1, 1997 to April 30, 1997, the portfolio turnover rate for the Nuveen Municipal Bond Fund was 2% and the rate for the Nuveen Insured Municipal Bond Fund was 12%.
** For the eleven months ended April 30, 1997.

WHEN-ISSUED SECURITIES

  Each Fund may purchase and sell Municipal Obligations on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a Municipal Obligation on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Funds will maintain designated readily marketable assets at least equal in value to commitments to purchase when-issued or delayed delivery securities, such assets to be segregated by the Custodian specifically for the settlement of such commitments. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt. The Funds commonly engage in when-issued transactions in order to purchase or sell newly-issued Municipal Obligations, and may engage in delayed delivery transactions in order to manage its operations more effectively.

HEDGING AND OTHER DEFENSIVE ACTIONS

  Each Fund may periodically engage in hedging transactions. Hedging is a term used for various methods of seeking to preserve portfolio capital value by offsetting price changes in one investment through making another investment whose price should tend to move in the opposite direction. It may be desirable and possible in various market environments to partially hedge the portfolio against fluctuations in market value due to interest rate fluctuations by investment in financial futures and index futures as well as related put and call options on such instruments. Both parties entering into an index or financial futures contract are required to post an initial deposit of 1% to 5% of the total contract price. Typically, option holders enter into offsetting closing transactions to enable settlement in cash rather than take delivery of the position in the future of the underlying security. Each Fund will only sell covered futures contracts, which means that the Fund segregates assets equal to the amount of the obligations.

  These transactions present certain risks. In particular, the imperfect correlation between price movements in the futures contract and price movements in the securities being hedged creates the possibility that losses on the hedge by a Fund may be greater than gains in the value of the securities in such series' portfolio. In addition, futures and options markets may not be liquid in all circumstances. As a result, in volatile markets, a Fund may not be able to close out the transaction without incurring losses substantially greater than the initial deposit. Finally, the potential daily deposit requirements in futures contracts create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to hedging transactions will reduce yield. Net gains, if any, from hedging and other portfolio transactions will be distributed as taxable distributions to shareholders.

  No Fund will make any investment (whether an initial premium or deposit or a subsequent deposit) other than as necessary to close a prior investment if, immediately after such investment, the sum of the amount of its premiums and deposits would exceed 5% of such series' net assets. Each series will invest in these instruments only in markets believed by the investment adviser to be active and sufficiently liquid. For further information regarding these investment strategies and risks presented thereby, see Appendix B to this Statement of Additional Information.

  Each Fund reserves the right for liquidity or defensive purposes (such as thinness in the market for municipal securities or an expected substantial decline in value of long-term obligations), to temporarily invest up to 20% of its assets in obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities, including up to 5% in adequately collateralized repurchase agreements relating thereto. Interest on each instrument is taxable for Federal income tax purposes and would reduce the amount of tax-free interest payable to shareholders.

TEMPORARY INVESTMENTS

  The Prospectus discusses briefly the ability of the Funds to invest a portion of their assets in federally tax-exempt or taxable "temporary investments." Temporary investments will not exceed 20% of a Fund's assets except when made for defensive purposes. The Funds will invest only in taxable temporary investments that are either U.S. Government securities or are rated within the highest grade by Moody's, S&P, or Fitch and mature within one year from the date of purchase or carry a variable or floating rate of interest. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  The Funds may invest in the following federally tax-exempt temporary investments:

    Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

    Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

    Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

    Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

    Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

    Tax-Exempt Commercial Paper (Municipal Paper) represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities of municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

  Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed, but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt money market index.

  While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and the Fund may invest in such other types of notes to the extent permitted under its investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

  The Funds may also invest in the following taxable temporary investments:

    U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes and bonds.

    --Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

    --Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

    --Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

  U.S. Government Agencies Securities--Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally so obligated.

  Certificates of Deposit (CDs)--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. CDs are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Fund will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

  Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

  Other Corporate Obligations--The Funds may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than one year remaining until maturity or if they carry a variable or floating rate of interest.

  Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. Government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during a Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Funds will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opinion of Nuveen Advisory present minimal credit risk. The risk to the Funds is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but a Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. Nuveen Advisory will monitor the value of collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon price. In the event the value of the collateral declined below the repurchase price, Nuveen Advisory will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price. Each of the Funds will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

MANAGEMENT

  The management of the Trust, including general supervision of the duties performed for the Funds under the Investment Management Agreement, is the responsibility of its Board of Trustees. The Trust currently has eight trustees, two of whom are "interested persons" (as the term "interested persons" is defined in the Investment Company Act of 1940) and six of whom are "disinterested persons." The names and business addresses of the trustees and officers of the Trust and their principal occupations and other affiliations during the past five years are set forth below, with those trustees who are "interested persons" of the Trust indicated by an asterisk.

-------------------------------------------------------------------------------
                              POSITIONS AND         PRINCIPAL OCCUPATIONS
 NAME AND ADDRESS         AGE OFFICES WITH TRUST    DURING PAST FIVE YEARS
-------------------------------------------------------------------------------
 Timothy R. Schwertfeger* 49  Chairman of the Board Chairman since July 1, 1996
 333 West Wacker Drive        and Director          of The John Nuveen Company,
 Chicago, IL 60606                                  John Nuveen & Co.
                                                    Incorporated, Nuveen
                                                    Advisory Corp. and Nuveen
                                                    Institutional Advisory
                                                    Corp., prior thereto
                                                    Executive Vice President
                                                    and Director of The John
                                                    Nuveen Company and John
                                                    Nuveen & Co. Incorporated;
                                                    Director of Nuveen Advisory
                                                    Corp. and Nuveen
                                                    Institutional Advisory
                                                    Corp.; Chairman and
                                                    Director (since January
                                                    1997) of Nuveen Asset
                                                    Management, Inc.; Director
                                                    (since 1996) of
                                                    Institutional Capital
                                                    Corporation.

-------------------------------------------------------------------------------
                                  POSITIONS AND       PRINCIPAL OCCUPATIONS
 NAME AND ADDRESS             AGE OFFICES WITH TRUST  DURING PAST FIVE YEARS
-------------------------------------------------------------------------------
 Anthony T. Dean*             53  President and       President since July 1,
 333 West Wacker Drive            Director            1996 of The John Nuveen
 Chicago, IL 60606                                    Company, John Nuveen &
                                                      Co. Incorporated, Nuveen
                                                      Advisory Corp. and Nuveen
                                                      Institutional Advisory
                                                      Corp.; prior thereto,
                                                      Executive Vice President
                                                      and Director of The John
                                                      Nuveen Company, John
                                                      Nuveen & Co.
                                                      Incorporated, Nuveen
                                                      Advisory Corp. (since
                                                      October 1992) and Nuveen
                                                      Institutional Advisory
                                                      Corp. (since October
                                                      1992); President and
                                                      Director (since January
                                                      1997) of Nuveen Asset
                                                      Management, Inc.;
                                                      Chairman and Director
                                                      (since 1997) of
                                                      Rittenhouse Financial
                                                      Services, Inc.
-------------------------------------------------------------------------------
 Robert P. Bremner            57  Director            Private Investor and
 3725 Huntington Street, N.W.                         Management Consultant.
 Washington, D.C. 20015
-------------------------------------------------------------------------------
 Lawrence H. Brown            63  Director            Retired (August 1989) as
 201 Michigan Avenue                                  Senior Vice President of
 Highwood, IL 60040                                   The Northern Trust
                                                      Company

-------------------------------------------------------------------------------
 Anne E. Impellizeri          65  Director            President and Chief
 3 West 29th Street                                   Executive Officer of
 New York, NY 10001                                   Blanton-Peale, Institutes
                                                      of Religion and Health
                                                      (since December 1990).

-------------------------------------------------------------------------------
 Peter R. Sawers               65 Director            Adjunct Professor of
 22 The Landmark                                      Business and Economics,
 Northfield, IL 60093                                 University of Dubuque,
                                                      Iowa; Adjunct Professor,
                                                      Lake Forest Graduate
                                                      School of Management,
                                                      Lake Forest, Illinois.

-------------------------------------------------------------------------------
 William J. Schneider         53  Director            Senior Partner, Miller-
 4000 Miller-Valentine Ct.                            Valentine Partners, Vice
 P.O. Box 744                                         President, Miller-
 Dayton, OH 45401                                     Valentine Realty, Inc.

-------------------------------------------------------------------------------
 Judith M. Stockdale          50  Director            Executive Director,
 35 E. Wacker Drive                                   Gaylord and Dorothy
 Suite 2600                                           Donnelley Foundation
 Chicago, IL 60601                                    (since 1994); prior
                                                      thereto, Executive
                                                      Director, Great Lakes
                                                      Protection Fund (from
                                                      1990 to 1994).

-------------------------------------------------------------------------------
 Bruce P. Bedford             58  Executive Vice      Executive Vice President
 333 West Wacker Drive            President           of John Nuveen & Co.
 Chicago, IL 60606                                    Incorporated, Nuveen
                                                      Advisory Corp. and Nuveen
                                                      Institutional Advisory
                                                      Corp. (since January
                                                      1997); prior thereto,
                                                      Chairman and CEO of
                                                      Flagship Resources Inc.
                                                      and Flagship Financial
                                                      Inc. and the Flagship
                                                      funds.

-------------------------------------------------------------------------------
 Alan G. Berkshire            37  Vice President and  Vice President and
 333 West Wacker Drive            Assistant Secretary General Counsel (since
 Chicago, IL 60606                                    September 1997) and
                                                      Secretary (since May
                                                      1998) of The John Nuveen
                                                      Company, John Nuveen &
                                                      Co. Incorporated, Nuveen
                                                      Advisory Corp. and Nuveen
                                                      Institutional Advisory
                                                      Corp., prior thereto,
                                                      Partner in the law firm
                                                      of Kirkland & Ellis.

-------------------------------------------------------------------------------
                           POSITIONS AND       PRINCIPAL OCCUPATIONS
 NAME AND ADDRESS      AGE OFFICES WITH TRUST  DURING PAST FIVE YEARS
-------------------------------------------------------------------------------
 Michael S. Davern      40 Vice President      Vice President of Nuveen
 333 West Wacker Drive                         Advisory Corp. (since January
 Chicago, IL 60606                             1997); prior thereto, Vice
                                               President and Portfolio Manager
                                               (since September 1991) of
                                               Flagship Financial.

-------------------------------------------------------------------------------
 Lorna C. Ferguson      53 Vice President      Vice President of John Nuveen &
 333 West Wacker Drive                         Co. Incorporated; Vice President
 Chicago, IL 60606                             (since January 1998) of Nuveen
                                               Advisory Corp. and Nuveen
                                               Institutional Advisory Corp.

-------------------------------------------------------------------------------
 William M. Fitzgerald  34 Vice President      Vice President of Nuveen
 333 West Wacker Drive                         Advisory Corp. (since December
 Chicago, IL 60606                             1995); Assistant Vice President
                                               of Nuveen Advisory Corp. (from
                                               September 1992 to December
                                               1995), prior thereto Assistant
                                               Portfolio Manager of Nuveen
                                               Advisory Corp.

-------------------------------------------------------------------------------
 Kathleen M. Flanagan   51 Vice President      Vice President of John Nuveen &
 333 West Wacker Drive                         Co. Incorporated.
 Chicago, IL 60606

-------------------------------------------------------------------------------
 Stephen D. Foy         44 Vice President and  Vice President of John Nuveen &
 333 West Wacker Drive     Controller          Co. Incorporated.
 Chicago, IL 60606

-------------------------------------------------------------------------------
 J. Thomas Futrell      42 Vice President      Vice President of Nuveen
 333 West Wacker Drive                         Advisory Corp.
 Chicago, IL 60606

-------------------------------------------------------------------------------
 Richard A. Huber       35 Vice President      Vice President of Nuveen
 333 West Wacker Drive                         Advisory Corp. (since January
 Chicago, IL 60606                             1997); prior thereto, Vice
                                               President and Portfolio Manager
                                               of Flagship Financial.

-------------------------------------------------------------------------------
 Steven J. Krupa        40 Vice President      Vice President of Nuveen
 333 West Wacker Drive                         Advisory Corp.
 Chicago, IL 60606

-------------------------------------------------------------------------------
 Anna R. Kucinskis     52  Vice President      Vice President of John Nuveen &
 333 West Wacker Drive                         Co. Incorporated.
 Chicago, IL 60606

-------------------------------------------------------------------------------
 Larry W. Martin       46  Vice President and  Vice President, Assistant
 333 West Wacker Drive     Assistant Secretary Secretary and Assistant General
 Chicago, IL 60606                             Counsel of John Nuveen & Co.
                                               Incorporated; Vice President
                                               (since May 1993) and Assistant
                                               Secretary of Nuveen Advisory
                                               Corp.; Vice President (since May
                                               1993) and Assistant Secretary of
                                               Nuveen Institutional Advisory
                                               Corp.; Assistant Secretary of
                                               The John Nuveen Company.

-------------------------------------------------------------------------------
                             POSITIONS AND      PRINCIPAL OCCUPATIONS
 NAME AND ADDRESS        AGE OFFICES WITH TRUST DURING PAST FIVE YEARS
-------------------------------------------------------------------------------
 Edward F. Neild, IV     32  Vice President     Vice President (since September
 333 West Wacker Drive                          1996), previously Assistant
 Chicago, IL 60606                              Vice President (since December
                                                1993) of Nuveen Advisory Corp.,
                                                Portfolio Manager prior thereto
                                                (since January 1992); Vice
                                                President (since September
                                                1996), previously Assistant
                                                Vice President (since May 1995)
                                                of Nuveen Institutional
                                                Advisory Corp., Portfolio
                                                Manager prior thereto.

-------------------------------------------------------------------------------
 Walter K. Parker        49  Vice President     Vice President of Nuveen
 333 West Wacker Drive                          Advisory Corp. (since January
 Chicago, IL 60606                              1997); prior thereto, Vice
                                                President and Portfolio Manager
                                                (since July 1994) of Flagship
                                                Financial; Portfolio Manager
                                                and CIO Trust Investor for PNC
                                                Bank.

-------------------------------------------------------------------------------
 Stephen S. Peterson     40  Vice President     Vice President (since September
 333 West Wacker Drive                          1997), previously Assistant
 Chicago, IL 60606                              Vice President (since September
                                                1996) of Nuveen Advisory Corp.,
                                                Portfolio Manager prior
                                                thereto.

-------------------------------------------------------------------------------
 Stuart W. Rogers        42  Vice President     Vice President of John Nuveen &
 333 West Wacker Drive                          Co. Incorporated.
 Chicago, IL 60606

-------------------------------------------------------------------------------
 Thomas C. Spalding, Jr. 46  Vice President     Vice President of Nuveen
 333 West Wacker Drive                          Advisory Corp. and Nuveen
 Chicago, IL 60606                              Institutional Advisory Corp.;
                                                Chartered Financial Analyst.

-------------------------------------------------------------------------------
 H. William Stabenow     63  Vice President and Vice President and Treasurer of
 333 West Wacker Drive       Treasurer          The John Nuveen Company, John
 Chicago, IL 60606                              Nuveen & Co. Incorporated,
                                                Nuveen Advisory Corp. and
                                                Nuveen Institutional Advisory
                                                Corp.

-------------------------------------------------------------------------------
 William S. Swanson      32  Vice President     Vice President of John Nuveen &
 333 West Wacker Drive                          Co. Incorporated (since October
 Chicago, IL 60606                              1997), prior thereto, Assistant
                                                Vice President (since September
                                                1996); formerly, Associate of
                                                John Nuveen & Co. Incorporated.

-------------------------------------------------------------------------------
 Jan E. Terbrueggen      42  Vice President     Vice President Nuveen Advisory
 333 West Wacker Drive                          Corp. (since January 1997);
 Chicago, IL 60606                              prior thereto, Vice President
                                                and Portfolio Manager of
                                                Flagship Financial.
-------------------------------------------------------------------------------
 Gifford R. Zimmerman    41  Vice President and Vice President (since September
 333 West Wacker Drive       Secretary          1992), Assistant Secretary and
 Chicago, IL 60606                              Associate General Counsel
                                                formerly Assistant General
                                                Counsel of John Nuveen & Co.
                                                Incorporated; Vice President
                                                (since May 1993) and Assistant
                                                Secretary of Nuveen Advisory
                                                Corp.; Vice President (since
                                                May 1993) and Assistant
                                                Secretary of Nuveen
                                                Institutional Advisory Corp.

  Anthony Dean, Timothy Schwertfeger and Peter R. Sawers serve as members of the Executive Committee of the Board of Trustees. The Executive Committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees.

  The trustees of the Trust are directors or trustees, as the case may be, of 42 Nuveen open-end funds and 52 Nuveen closed-end funds advised by Nuveen Advisory Corp.

  The following table sets forth compensation paid by the Trust to each of the trustees of the Trust and the total compensation paid to each trustee during the fiscal year ended April 30, 1998. The Trust has no retirement or pension plans. The officers and trustees affiliated with Nuveen serve without any compensation from the Trust.

                                                                     TOTAL
                                                   AGGREGATE      COMPENSATION
                                                 COMPENSATION    FROM TRUST AND
                                                FROM THE SERIES   FUND COMPLEX
      NAME OF TRUSTEE                            OF THIS TRUST  PAID TO TRUSTEES
      ---------------                           --------------- ----------------
      Robert P. Bremner........................     $ 5,127(1)      $25,333(1)
      Lawrence H. Brown........................     $ 9,364         $74,750
      Anne E. Impellizzeri.....................     $ 9,364         $74,750
      Margaret K. Rosenheim....................     $11,963(2)      $84,714(3)
      Peter R. Sawers..........................     $ 9,364         $74,750
      William J. Schneider.....................     $ 5,327(1)      $26,333(1)
      Judith M. Stockdale......................     $     0(4)      $     0(4)

--------
(1) Includes compensation received as a trustee of the Flagship Funds, for the period June 1, 1996 to January 1, 1997.
(2) Includes $465 in interest accrued on deferred compensation from prior years; former Trustee, retired July 1997.
(3) Includes $1,964 in interest accrued on deferred compensation from prior years.
(4) Elected to the Board in July 1997.

  Each trustee who is not affiliated with Nuveen or Nuveen Advisory receives a fee. The Trust requires no employees other than its officers, all of whom are compensated by Nuveen.

  The officers and directors of each Fund, in the aggregate, own less than 1% of the shares of the Fund.

  The following table sets forth the percentage ownership of each person, who, as of May 26, 1998, owns of record, or is known by Registrant to own of record or beneficially 5% or more of any class of a Fund's shares.

                                      NAME AND ADDRESS OF         PERCENTAGE
      NAME OF FUND AND CLASS          OWNER                      OF OWNERSHIP
      ----------------------          -------------------        ------------
      Nuveen Municipal Bond Fund
       Class B Shares................ Smith Barney Inc.             10.35%
                                      D015DR81311
                                      388 Greenwich Street
                                      New York, New York 10015

                                                                    PERCENTAGE
      NAME OF FUND AND CLASS          NAME AND ADDRESS OF OWNER    OF OWNERSHIP
      ----------------------          -------------------------    ------------
                                      BHC Securities, Inc.             7.13
                                      FAO 70875400
                                      Attn: Mutual Funds Dept
                                      One Commerce Square
                                      2005 Market Street Suite
                                      1200
                                      Philadelphia, PA 19103
                                      Joseph Robinson &                6.99
                                      Esther Robinson
                                      JT TEN WROS NOT TC
                                      47 Pierce St
                                      Kingston, PA 18704-4632
                                      Dolores J. Corby                 6.49
                                      1532 NE 96th St
                                      Seattle, WA 98115-2540
                                      PaineWebber for the              6.02
                                      Benefit of
                                      Carl C. Chaffee
                                      3843 S. Nevia St.
                                      Denver, CO 80237-1636
                                      NFSC FEBO OBV-71031B             5.25
                                      Gregory J. Lyons
                                      P.O. Box 161
                                      East Earl, PA 17519
      Nuveen Municipal Bond Fund
       Class C Shares................ Oppenheimer & Co., Inc.          5.75%
                                      FBO 020-38275-14
                                      P.O. Box 3484
                                      Church Street Station
                                      New York, NY 10008-8484
                                      PaineWebber for the              5.69%
                                      Benefit of
                                      Irene Ruth Kroske Soule
                                      771 Via Milano Circle
                                      Apopka, FL 32712-3187
      Nuveen Insured Municipal Bond
       Fund Class A Shares........... NYSC FEBO 08Y-055 646            5.53%
                                      Jack H. Martinelli
                                      Harriet R. Martinelli TTEE
                                      Martinelli Family Trust
                                      U/A 3/27/92 - 748 Pico Ave
                                      San Mateo, CA 94403

                                                                               PERCENTAGE
      NAME OF FUND AND CLASS          NAME AND ADDRESS OF OWNER               OF OWNERSHIP
      ----------------------          -------------------------               ------------
      Nuveen Insured Municipal Bond
       Fund Class B Shares........... MLPF&S for the Benefit of its Customers    32.14%
                                      Attn: Fund Admn
                                      4800 Deer Lake Dr E FL 5
                                      Jacksonville, FL 32246-6484
                                      FUBS & Co. FEBO                             9.75
                                      Marjorie B. Guy Trustee
                                      FBO Marjorie B. Guy Trust
                                      UTD 5/28/97
                                      5004 Dickers Ave
                                      Tampa, FL 33629
                                      US Clearing Corp                            9.69
                                      FBO 953-15168-14
                                      26 Broadway
                                      New York, NY 10006-179B
                                      Ruth Martin                                 8.54
                                      9240 Lehigh Ave
                                      Morton Grove, IL 60053-2310
                                      Waverly G. Spears Cons                      7.03
                                      EST Charles Nolan Anderson Jr.
                                      U/O DTD Oct 28 92
                                      110 Sherwood Dr
                                      Jackson, AL 36545-2135
                                      Riley & Hill                                6.85
                                      Uson Rural Development
                                      TEN COM
                                      PO Box 428
                                      Ontario, OR 97914-0428
      Nuveen Insured Municipal Bond
       Fund Class C Shares........... NFSC FEBO DC8-368148                        5.83%
                                      Florence B. Freer
                                      196 Apache Lane
                                      Stratford, CT 06497
                                      Oregon Waste Technology Inc.                5.46
                                      P.O. Box 4008
                                      Brookings, OR 97415-0081

                                                                      PERCENTAGE
      NAME OF FUND AND CLASS          NAME AND ADDRESS OF OWNER      OF OWNERSHIP
      ----------------------          -------------------------      ------------
      Nuveen Flagship All-American
       Municipal Bond Fund Class A
       Shares........................ Merrill Lynch, Pierce, Fenner     39.32%
                                       & Smith for the sole benefit
                                       of its Customers
                                      Attn: Fund Administration
                                      4800 Deer Lake Dr E FL 3
                                      Jacksonville, FL 32246-6484
      Nuveen Flagship All-American
       Municipal Bond Fund Class B
       Shares........................ Merrill Lynch, Pierce, Fenner     29.65%
                                       & Smith for the sole benefit
                                       of its Customers
                                      Attn: Fund Administration
                                      4800 Deer Lake Dr E FL 3
                                      Jacksonville, FL 32246-6484
                                      Marianne Zinga                    10.99
                                       Susan M. Zinga JTTEN
                                      3 West Noyes
                                      Arlington Heights, IL
                                      60005-3745
                                      Prudential Securities Inc. FBO     7.60
                                      Mrs. Eleanor T. Flaherty
                                      10851 Gulfshore Dr. Apt. 401
                                      Naples, FL 34108-3026
                                      Prudential Securities Inc. FBO     8.86
                                      Alice G. DeAngelo
                                      2500 Virginia Ave. NW
                                      Washington, D.C. 20037-1901
                                      Prudential Securities Inc. FBO     5.98
                                      Hilda A. Hoffman TTER
                                       August A. Hoffman
                                       & Hilda A. Hoffman JT
                                       DBCL Tr UA Dtd 09/29/92
                                      Tequesta, FL 33469

                                                                     PERCENTAGE
      NAME OF FUND AND CLASS          NAME AND ADDRESS OF OWNER     OF OWNERSHIP
      ----------------------          -------------------------     ------------
      Nuveen Flagship All-American
       Municipal Bond Fund Class C
       Shares........................ Merrill Lynch, Pierce, Fenner    63.83%
                                       & Smith for the sole benefit
                                       of its Customers
                                      Attn: Fund Administration
                                      4800 Deer Lake Dr E FL 3
                                      Jacksonville, FL 32246-6484
      Nuveen Flagship All-American
       Municipal Bond Fund Class R
       Shares........................ Bruce P. Bedford                 91.38%
                                      1761 Buttonbush Circle
                                      Palm City, FL 34990-8093
      Nuveen Flagship Intermediate
       Municipal Bond Fund Class A
       Shares........................ Merrill Lynch, Pierce, Fenner    31.27%
                                       & Smith for the sole benefit
                                       of its Customers
                                      Attn: Fund Administration
                                      4800 Deer Lake Dr E FL 3
                                      Jacksonville, FL 32246-6484
      Nuveen Flagship Intermediate
       Municipal Bond Fund Class C
       Shares........................ Merrill Lynch, Pierce, Fenner    69.10%
                                       & Smith for the sole benefit
                                       of its Customers
                                      Attn: Fund Administration
                                      4800 Deer Lake Dr E FL 3
                                      Jacksonville, FL 32246-6484
      Nuveen Flagship Intermediate
       Municipal Bond Fund Class R
       Shares........................ Patricia G. Diemer TR            77.48%
                                      U/A Jul 26 89
                                      Patricia G. Diemer Trust
                                      950 Hawthorne Ln
                                      Northbrook, IL 60062-3417
                                      Mary P. Madden                    9.97
                                      James R. Madden JT TEN
                                      5090 Jameswood Circle
                                      Kettering, OH 45429-5415

                                                                     PERCENTAGE
      NAME OF FUND AND CLASS          NAME AND ADDRESS OF OWNER     OF OWNERSHIP
      ----------------------          -------------------------     ------------
                                      R. G. Van Moppes TTER             9.36%
                                      U/A Dtd Feb 4 85
                                      Russell G. Van Moppes
                                      Living Trust
                                      P.O. Box 97308
                                      Bellevue, WA 98009-9308
      Nuveen Flagship Limited Term
       Municipal Bond Fund Class A
       Shares........................ Merrill Lynch, Pierce, Fenner    29.86%
                                       & Smith for the sole benefit
                                       of its Customers
                                      Attn: Fund Administration
                                      4800 Deer Lake Dr E FL 3
                                      Jacksonville, FL 32246-6484
      Nuveen Flagship Limited Term
       Municipal Bond Fund Class C
       Shares........................ Merrill Lynch, Pierce, Fenner    58.34%
                                       & Smith for the sole benefit
                                       of its Customers
                                      Attn: Fund Administration
                                      4800 Deer Lake Dr E FL 3
                                      Jacksonville, FL 32246-6484
      Nuveen Flagship Limited Term
       Municipal Bond Fund Class R
       Shares........................ R. G. Van Moppes TTER U/A        51.54%
                                       Dtd Feb 4 85
                                      Russell G Van Moppes
                                      Living Trust
                                      P.O. Box 97308
                                      Bellevue, WA 98009-9308
                                      Karen M. Bergan                  26.38
                                      2109 Northwestern Ave.
                                      Ames, IA 50010-4524
                                      J.C. Bradford & Co. CUST         16.01
                                       FBO Jeffery L. Cooper
                                      330 Commerce St.
                                      Nashville, TN 37201-1805
                                      Catherine C. Smith                5.06
                                      James C. Smith JT TEN
                                      4 Morning View Dr.
                                      Newport Coasts, CA
                                      92657-1500

INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

  Nuveen Advisory Corp. acts as investment adviser for and manages the investment and reinvestment of the assets of each of the Funds. Nuveen Advisory also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. See "Fund Service Providers" in the Prospectus.

  Pursuant to an investment management agreement between Nuveen Advisory and the Trust, each of the Funds except the Limited Term Fund has agreed to pay an annual management fee at the rates set forth below:

AVERAGE DAILY NET ASSET VALUE FEE                                 MANAGEMENT FEE
---------------------------------                                 --------------
For the first $125 million.......................................  .5000 of 1%
For the next $125 million........................................  .4875 of 1%
For the next $250 million........................................  .4750 of 1%
For the next $500 million........................................  .4625 of 1%
For the next $1 billion..........................................  .4500 of 1%
For assets over $2 billion.......................................  .4250 of 1%

  The Limited Term Fund has agreed to pay an annual management fee at the rates set forth below:

AVERAGE DAILY NET ASSET VALUE                                     MANAGEMENT FEE
-----------------------------                                     --------------
For the first $125 million.......................................  .4500 of 1%
For the next $125 million........................................  .4375 of 1%
For the next $250 million........................................  .4250 of 1%
For the next $500 million........................................  .4125 of 1%
For the next $1 billion..........................................  .4000 of 1%
For assets over $2 billion.......................................  .3750 of 1%

  Nuveen Advisory has agreed to waive some or all of its fees or reimburse expenses to prevent total operating expenses (not counting distribution and service fees, taxes, interest, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) from exceeding 0.75% of the Nuveen Municipal Bond Fund's average daily net assets, and 0.975% of the Nuveen Insured Municipal Bond Fund's average daily net assets.

  For the All-American, Intermediate, and Limited Term Funds, Nuveen Advisory has committed through at least 1998 to continue Flagship's general dividend-setting practices.

  For the last three fiscal years, the Nuveen Municipal Bond Fund and the Nuveen Insured Municipal Bond Fund paid net management fees to Nuveen Advisory as follows:

                           MANAGEMENT FEES NET OF EXPENSE   FEE WAIVERS AND EXPENSE
                            REIMBURSEMENT PAID TO NUVEEN         REIMBURSEMENTS
                             ADVISORY FOR THE YEAR ENDED       FOR THE YEAR ENDED
                          --------------------------------- ------------------------
                            2/28/95    2/29/96    2/28/97*  2/28/95 2/29/96 2/28/97*
                          ----------- ---------- ---------- ------- ------- --------
Nuveen Municipal Bond
 Fund...................  $11,932,164 12,797,372 12,969,912      0   4,313      0
Nuveen Insured Municipal
 Bond Fund..............    3,439,021  3,756,793  3,795,515 10,570   1,303      0

--------
   * For the period March 1, 1997 to April 30, 1997, the management fees were $2,148,330 and $631,735, respectively, and the fee waivers were $0 for both funds.

  For the last three fiscal years, the Nuveen Flagship All-American Municipal Bond Fund, the Nuveen Flagship Intermediate Municipal Bond Fund, and the Nuveen Flagship Limited Term Municipal Bond Fund paid net management fees to Flagship Financial, predecessor to Nuveen Advisory, and beginning on 2/1/97, to Nuveen Advisory, as follows:

                         MANAGEMENT FEES NET OF EXPENSE FEE WAIVERS AND EXPENSE
                         REIMBURSEMENT PAID TO FLAGSHIP      REIMBURSEMENTS
                          FINANCIAL FOR THE YEAR ENDED     FOR THE YEAR ENDED
                         ------------------------------ ------------------------
                          5/31/95    5/31/96  4/30/97*  5/31/95 5/31/96 4/30/97*
                         ---------- --------- --------- ------- ------- --------
All American Fund....... $  420,954   644,844   948,683 632,023 588,351 269,587
Intermediate Fund.......          0         0       781 187,583 269,930 216,714
Limited Term Fund.......  1,369,218 1,259,810 1,406,439 458,100 332,579  75,003

--------
   * For the eleven month period ended 4/30/97.

  In addition to the management fee of Nuveen Advisory, each Fund pays all other costs and expenses of its operations and a portion of the Trust's general administrative expenses allocated in proportion to the net assets of each Fund.

  Nuveen Advisory is a wholly owned subsidiary of John Nuveen & Co. Incorporated ("Nuveen"), the Funds' principal underwriter. In 1961, Nuveen began sponsoring the Nuveen Tax-Exempt Unit Trust and since that time has issued more than $36 billion in tax-exempt unit trusts, including over $12 billion in tax-exempt insured unit trusts. In addition, Nuveen open-end and closed-end funds held approximately $36 billion in tax-exempt securities under management as of the date of this Statement. Over 1,000,000 individuals have invested to date in Nuveen's tax-exempt funds and trusts. Founded in 1898, Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approximately 78% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota and is principally engaged in providing property-liability insurance through subsidiaries. Effective January 1, 1997, The John Nuveen Company acquired Flagship Resources Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.

  Nuveen Advisory's portfolio managers call upon the resources of Nuveen's Research Department. The Nuveen Research Department reviews more than $100 billion in municipal bonds every year.

  The Funds, the other Nuveen funds, Nuveen Advisory, and other related entities have adopted a code of ethics which essentially prohibits all Nuveen fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advantage of, a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.

PORTFOLIO TRANSACTIONS

  Nuveen Advisory, in effecting purchases and sales of portfolio securities for the account of each Fund, will place orders in such manner as, in the opinion of management, will offer the best price and market for the execution of each transaction. Portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the Investment Company Act of 1940.

  The Funds expect that all portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay any brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Given the best price and execution obtainable, it will be the practice of the Funds to select dealers which, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to Nuveen Advisory. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to Nuveen Advisory's own research efforts, the receipt of research information is not expected to reduce significantly Nuveen Advisory's expenses. While Nuveen Advisory will be primarily responsible for the placement of the business of the Funds, the policies and practices of Nuveen Advisory in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.

  Nuveen Advisory reserves the right to, and does, manage other investment accounts and investment companies for other clients, which may have investment objectives similar to the Funds. Subject to applicable laws and regulations, Nuveen Advisory will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing or selling securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and such other clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Fund and such other clients, the size of investment commitments generally held by the Fund and such other clients and opinions of the persons responsible for recommending investments to the Fund and such other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Board of Trustees that the benefits available from Nuveen Advisory's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

  Under the Investment Company Act of 1940, the Funds may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the terms of an issue of Municipal Obligations purchased by a Fund, the amount of Municipal Obligations which may be purchased in any one issue and the assets of a Fund which may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Trustees, including a majority of the trustees who are not interested persons of the Trust.

NET ASSET VALUE

  As stated in the Prospectus, the net asset value of the shares of the Funds will be determined separately for each class of the Funds' shares by The Chase Manhattan Bank, the Funds' custodian, as of the close of trading (normally 4:00 p.m. Eastern Time) on each day on which the New York Stock Exchange (the "Exchange") is normally open for trading. The Exchange is not open for trading on New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a class of shares of a Fund will be computed by dividing the value of the Fund's assets attributable to the class, less the liabilities attributable to the class, by the number of shares of the class outstanding.

  In determining net asset value for the Funds, each Fund's custodian utilizes the valuations of portfolio securities furnished by a pricing service approved by the trustees. Securities for which quotations are not readily available (which constitute a majority of the securities held by the Funds) are valued at fair value as determined by the pricing service using methods which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

TAX MATTERS

FEDERAL INCOME TAX MATTERS

  The following discussion of federal income tax matters is based upon the advice of Morgan, Lewis & Bockius, counsel to the Trust.

  Each Fund intends to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, a Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock or securities (the "90% gross income test"). Second, a Fund must derive less than 30% of its annual gross income from the sale or other disposition of any of the following which was held for less than three months: (i) stock or securities and (ii) certain options, futures, or forward contracts (the "short-short test"). Third, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.

  As a regulated investment company, a Fund will not be subject to federal income tax in any taxable year for which it distributes at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). A Fund may retain for investment its net capital gain (which consists of the excess of its net long-term capital gain over its short-term capital loss). However, if a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any capital gain, such Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by such Fund against their federal income tax liabilities if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to 65% of the amount of undistributed capital gains included in the shareholder's gross income. Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest and any investment company taxable income and net capital gain.

  Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

  Each Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) that will enable it to designate distributions from the interest income generated by investments in Municipal Obligations, which is exempt from regular federal income tax when received by such Fund, as exempt-interest dividends. Shareholders receiving exempt-interest dividends will not be subject to regular federal income tax on the amount of such dividends. Insurance proceeds received by a Fund under any insurance policies in respect of scheduled interest payments on defaulted Municipal Obligations will be excludable from federal gross income under Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on "non-appropriation" lease obligations will be excludable from gross income for federal income tax purposes. See "Investment Policies and Investment Portfolio; Portfolio Securities."

  Distributions by a Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. Government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by a Fund and distributed to shareholders in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of a Fund. Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale of his or her shares, as discussed below.

  If a Fund has both tax-exempt and taxable income, it will use the "average annual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

  If a Fund engages in hedging transactions involving financial futures and options, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer a Fund's losses, cause adjustments in the holding periods of a Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

  Because the taxable portion of a Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, is expected to qualify under the Internal Revenue Code for the dividends received deductions for corporations.

  Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution.

  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by a Fund (and received by the shareholders) on December 31.

  The redemption or exchange of the shares of a Fund normally will result in capital gain or loss to the shareholders. Generally, a shareholder's gain or loss will be long-term gain or loss if the shares have been held for more than one year. Present law taxes both long- and short-term capital gains of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, however, net capital gains (i.e., the excess of net long-term capital gain over net short-term capital loss) will be taxed at a maximum marginal rate of 28%, while short-term capital gains and other ordinary income will be taxed at a maximum marginal rate of 39.6%. Because of the limitations on itemized deductions and the deduction for personal exemptions applicable to higher income taxpayers, the effective tax rate may be higher in certain circumstances.

  All or a portion of a sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Moreover, losses recognized by a shareholder on the redemption or exchange of shares of a Fund held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and, if not disallowed, such losses are treated as long-term capital losses to the extent of any distributions of long-term capital gains made with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

  It may not be advantageous from a tax perspective for shareholders to redeem or exchange shares after tax-exempt income has accrued but before the record date for the exempt-interest dividend representing the distribution of such income. Because such accrued tax-exempt income is included in the net asset value per share (which equals the redemption or exchange value), such a redemption could result in treatment of the portion of the sales or redemption proceeds equal to the accrued tax-exempt interest as taxable gain (to the extent the redemption or exchange price exceeds the shareholder's tax basis in the shares disposed of) rather than tax-exempt interest.

  In order to avoid a 4% federal excise tax, a Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which such Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Funds intend to make timely distributions in compliance with these requirements and consequently it is anticipated that they generally will not be required to pay the excise tax.

  If in any year a Fund should fail to qualify under Subchapter M for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year (other than interest income from Municipal Obligations), and distributions to its shareholders would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's available earnings and profits.

  Among the requirements that a Fund must meet in order to qualify under Subchapter M in any year is that less than 30% of its gross income must be derived from the sale or other disposition of securities and certain other assets held for less than three months.

  Because the Funds may invest in private activity bonds, the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users," the Funds may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. For additional information, investors should consult their tax advisers before investing in a Fund.

  Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals. Interest on certain Municipal Obligations, such as bonds issued to make loans for housing purposes or to private entities (but not for certain tax-exempt organizations such as universities and non-profit hospitals), is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that a Fund receives income from Municipal Obligations subject to the alternative minimum tax, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to shareholders to the extent that their tax liability is determined under the alternative minimum tax regime. The Funds will annually supply shareholders with a report indicating the percentage of Fund income attributable to Municipal Obligations subject to the federal alternative minimum tax.

  In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Funds that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

  Tax-exempt income, including exempt-interest dividends paid by a Fund, will be added to the taxable income of individuals receiving social security or railroad retirement benefits in determining whether a portion of that benefit will be subject to federal income tax.

  The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of any Fund is not deductible. Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

  The Funds are required in certain circumstances to withhold 31% of taxable dividends and certain other payments paid to non-corporate holders of shares who have not furnished to the Funds their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or who are otherwise subject to backup withholding.

  The foregoing is a general and abbreviated summary of the provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of the Fund and its shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal taxation of the Funds and the income tax consequences to their shareholders.

PERFORMANCE INFORMATION

  The historical investment performance of the Funds may be shown in the form of "yield," "taxable equivalent yield," "average annual total return," "cumulative total return" and "taxable equivalent total return" figures, each of which will be calculated separately for each class of shares.

  In accordance with a standardized method prescribed by rules of the Securities and Exchange Commission ("SEC"), yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

                            Yield=2[(a-b +1)/6/ -1]
                                        cd

  In the above formula, a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. In the case of Class A shares, the maximum offering price includes the current maximum front-end sales charge of 4.2% (3.0% for the Intermediate Municipal Bond Fund and 2.5% for the Limited Term Municipal Bond
Fund).

  In computing yield, the Funds follow certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Funds use to prepare their annual and interim financial statements in conformity with generally accepted accounting principles. Thus, yield may not equal the income paid to shareholders or the income reported in a Fund's financial statements.

  Taxable equivalent yield is computed by dividing that portion of the yield which is tax-exempt by the remainder of (1 minus the stated federal income tax rate, taking into account the deductibility of state taxes for federal income tax purposes) and adding the product to that portion, if any, of the yield that is not tax exempt.

  The taxable equivalent yields quoted below are based upon (1) the stated federal income tax rate and (2) the yields for the 30-day period quoted in the right hand column.

                                                    AS OF APRIL 30, 1997
                                              --------------------------------
                                                     FEDERAL      TAXABLE
                                              YIELD TAX RATE* EQUIVALENT YIELD
                                              ----- --------- ----------------
      Nuveen Municipal Bond Fund
        Class A Shares....................... 4.69%   39.6%        7.76%
        Class B Shares....................... 4.14%   39.6%        6.85%
        Class C Shares....................... 4.34%   39.6%        7.19%
        Class R Shares....................... 5.09%   39.6%        8.43%
      Nuveen Insured Municipal Bond Fund
        Class A Shares....................... 4.57%   39.6%        7.57%
        Class B Shares....................... 4.02%   39.6%        6.66%
        Class C Shares....................... 4.23%   39.6%        7.00%
        Class R Shares....................... 4.97%   39.6%        8.23%
      Nuveen Flagship All-American Municipal
       Bond Fund
        Class A Shares....................... 5.15%   39.6%        8.53%
        Class B Shares....................... 4.63%   39.6%        7.67%
        Class C Shares....................... 4.83%   39.6%        8.00%
        Class R Shares....................... 5.58%   39.6%        9.24%
      Nuveen Flagship Intermediate Municipal
       Bond Fund
        Class A Shares....................... 4.88%   39.6%        8.08%
        Class C Shares....................... 4.48%   39.6%        7.42%
        Class R Shares....................... 5.24%   39.6%        8.68%
      Nuveen Flagship Limited Term Municipal
       Bond Fund
        Class A Shares....................... 4.31%   39.6%        7.14%
        Class C Shares....................... 4.08%   39.6%        6.75%
        Class R Shares....................... 4.63%   39.6%        7.67%

--------
*These rates do not reflect the current federal tax limitations on itemized deductions and personal exemptions, which may raise the effective tax rate and taxable equivalent yield for taxpayers above certain income levels.

  For additional information concerning taxable equivalent yields, see the Taxable Equivalent Yields table in the Prospectus.

  The Funds may from time to time in their advertising and sales materials report a quotation of their current distribution rate. The distribution rate represents a measure of dividends distributed for a specified period. Distribution rate is computed by taking the most recent monthly tax-free income dividend per share, multiplying it by 12 to annualize it, and dividing by the appropriate price per share (e.g., net asset value for purchases to be made without a load such as reinvestments from Nuveen UITs, or the maximum public offering price). The distribution rate differs from yield and total return and therefore is not intended to be a complete measure of performance. Distribution rate may sometimes differ from yield because a Fund may be paying out more than it is earning and because it may not include the effect of amortization of bond premiums to the extent such premiums arise after the bonds were purchased.

  The distribution rates as of the period quoted, based on the maximum public offering price then in effect for the Funds, and assuming the imposition of the maximum sales charge for Class A Shares of 4.2% for the Municipal Bond Fund, the Insured Municipal Bond Fund, and the All-American Fund; the maximum sales charge for Class A Shares of 3.0% for the Intermediate Municipal Bond Fund; and the maximum sales charge for Class A Shares of 2.5% for the Limited Term Municipal Bond Fund, were as follows:

                                                        APRIL 30, 1997
                                                      DISTRIBUTION RATES
                                                -------------------------------
                                                CLASS A CLASS B CLASS C CLASS R
                                                ------- ------- ------- -------
      Nuveen Municipal Bond Fund...............  4.91%   4.39%   4.60%   5.31%
      Nuveen Insured Municipal Bond Fund.......  4.96%   4.44%   4.60%   5.37%
      Nuveen Flagship All-American Municipal
       Bond Fund...............................  5.26%   4.73%   4.95%   5.69%
      Nuveen Flagship Intermediate Municipal
       Bond Fund...............................  4.76%     N/A   4.36%   5.12%
      Nuveen Flagship Limited Term Municipal
       Bond Fund...............................  4.58%     N/A   4.39%   4.91%

  Average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical, $1,000 investment ("initial investment") in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment dates during the period.

  Total returns for the oldest class of each fund reflect actual performance for all periods. For other classes, total returns reflect actual performance for periods since class inception, and the oldest class's performance for periods prior to inception, adjusted for the differences in sales charges and fees between the classes.

  The inception dates for each class of the Funds' shares are as follows:

                                                               INCEPTION DATES
                                                              ------------------
      Nuveen Municipal Bond Fund
        Class A Shares.......................................      June 13, 1995
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................      June 13, 1995
        Class R Shares.......................................  November 29, 1976
      Nuveen Insured Municipal Bond Fund
        Class A Shares.......................................  September 6, 1994
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................  September 6, 1994
        Class R Shares.......................................  December 10, 1986
      Nuveen Flagship All-American Municipal Bond Fund
        Class A Shares.......................................    October 3, 1988
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................       June 2, 1993
        Class R Shares.......................................   February 1, 1997
      Nuveen Flagship Intermediate Municipal Bond Fund
        Class A Shares....................................... September 15, 1992
        Class C Shares.......................................   December 1, 1995
        Class R Shares.......................................   February 1, 1997
      Nuveen Flagship Limited Term Municipal Bond Fund
        Class A Shares.......................................   October 19, 1987
        Class C Shares.......................................   December 1, 1995
        Class R Shares.......................................   February 1, 1997

  The Nuveen Municipal Bond Fund's average annual return figures, including the effect of the maximum sales charge for Class A Shares, and applicable CDSC for Class B shares, for the one-year, five-year and ten-year periods ended April 30, 1997, and for the period from inception through April 30, 1997, respectively, were as follows:

                                                 ANNUAL TOTAL RETURN
                                       ---------------------------------------
                                                                       FROM
                                       ONE YEAR            TEN YEARS INCEPTION
                                        ENDED   FIVE YEARS   ENDED    THROUGH
                                       APR. 30, ENDED APR. APR. 30,  APR. 30,
                                         1997    30, 1997    1997      1997
                                       -------- ---------- --------- ---------
      Nuveen Municipal Bond Fund
        Class A Shares................   2.38%     5.35%     7.07%     6.71%
        Class B Shares................   2.36%     5.41%     6.93%     6.65%
        Class C Shares................   6.16%     5.49%     6.74%     6.15%
        Class R Shares................   7.25%     6.55%     7.81%     7.21%

  The Nuveen Insured Municipal Bond Fund's average annual return figures, including the effect of the maximum sales charge for Class A Shares, and applicable CDSC for Class B shares, for the one-year, five-year, and ten-year periods ended April 30, 1997, and for the period from inception through April 30, 1997, respectively, were as follows:

                                               ANNUAL TOTAL RETURN
                                     ----------------------------------------
                                                                      FROM
                                     ONE YEAR  FIVE YEARS TEN YEARS INCEPTION
                                       ENDED     ENDED      ENDED    THROUGH
                                     APRIL 30, APRIL 30,  APRIL 30, APRIL 30,
                                       1997       1997      1997      1997
                                     --------- ---------- --------- ---------
      Nuveen Insured Municipal Bond
       Fund
        Class A Shares..............   1.66%     6.02%      7.62%     6.96%
        Class B Shares..............   1.57%     6.00%      7.45%     6.82%
        Class C Shares..............   5.49%     6.04%      7.23%     6.55%
        Class R Shares..............   6.46%     7.14%      8.32%     7.65%

  The Nuveen Flagship All-American Municipal Bond Fund's average annual return figures, including the effect of the maximum sales charge for Class A shares, and applicable CDSC for Class B shares, for one-year and five-year periods ended April 30, 1997, and for the period from inception through April 30, 1997, respectively, were as follows:

                                                     ANNUAL TOTAL RETURN
                                                -----------------------------
                                                                      FROM
                                                ONE YEAR FIVE YEARS INCEPTION
                                                 ENDED     ENDED     THROUGH
                                                 APRIL   APRIL 30,  APRIL 30,
                                                30, 1997    1997      1997
                                                -------- ---------- ---------
      Nuveen Flagship All-American Municipal
       Bond Fund
        Class A Shares.........................  3.68%     6.96%      8.05%
        Class B Shares.........................  3.68%     7.15%      8.04%
        Class C Shares.........................  7.64%     7.28%      7.99%
        Class R Shares.........................  8.38%     7.91%      8.61%

  The Nuveen Flagship Intermediate Municipal Bond Fund's average annual return figures, including the effect of the maximum sales charge for Class A Shares for the one-year period ended April 30, 1997, and for the period from inception through April 30, 1997, respectively, were as follows:

                                                            ANNUAL TOTAL RETURN
                                                            -------------------
                                                                        FROM
                                                            ONE YEAR  INCEPTION
                                                              ENDED    THROUGH
                                                            APRIL 30, APRIL 30,
                                                              1997      1997
                                                            --------- ---------
      Nuveen Flagship Intermediate Municipal Bond Fund
        Class A Shares.....................................   3.48%     6.18%
        Class C Shares.....................................   5.99%     6.29%
        Class R Shares.....................................   6.53%     6.85%

  The Nuveen Flagship Limited Term Municipal Bond Fund's average annual return figures, including the effect of the maximum sales charge for Class A Shares for the one-year and five-year periods ended April 30, 1997, and for the period from inception through April 30, 1997, respectively, were as follows:

                                                     ANNUAL TOTAL RETURN
                                                -----------------------------
                                                                      FROM
                                                ONE YEAR FIVE YEARS INCEPTION
                                                 ENDED     ENDED     THROUGH
                                                 APRIL   APRIL 30,  APRIL 30,
                                                30, 1997    1997      1997
                                                -------- ---------- ---------
      Nuveen Flagship Limited-Term Municipal
       Bond Fund
        Class A Shares.........................  2.18%     5.14%      6.33%
        Class C Shares.........................  4.49%     5.34%      6.29%
        Class R Shares.........................  4.66%     5.65%      6.60%

  Calculation of cumulative total return is not subject to a prescribed formula. Cumulative total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, deducting (in some cases) the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The cumulative total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains distributions by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Cumulative total return may also be shown as the increased dollar value of the hypothetical investment over the period. Cumulative total return calculations that do not include the effect of the sales charge would be reduced if such charge were included.

  The Nuveen Municipal Bond Fund cumulative total return figures, including the effect of the maximum sales charge for the Class A Shares, and applicable CDSC for Class B Shares, for the one-year, five-year, and ten year periods ended April 30, 1997, and for the period since inception through April 30, 1997, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above were as follows:

                                              CUMULATIVE TOTAL RETURN
                                      ----------------------------------------
                                                                       FROM
                                      ONE YEAR  FIVE YEARS TEN YEARS INCEPTION
                                        ENDED     ENDED      ENDED    THROUGH
                                      APRIL 30, APRIL 30,  APRIL 30, APRIL 30,
                                        1997       1997      1997      1997
                                      --------- ---------- --------- ---------
      Nuveen Municipal Bond Fund
        Class A Shares...............   2.38%     29.77%     97.99%   276.63%
        Class B Shares...............   2.36%     30.14%     95.39%   271.99%
        Class C Shares...............   6.16%     30.64%     91.98%   237.86%
        Class R Shares...............   7.25%     37.33%    112.08%   314.01%

  The Nuveen Insured Municipal Bond Fund cumulative total return figures, including the effect of the maximum sales charge for the Class A Shares, and applicable CDSC for Class B Shares, for the one-year, five-year, and ten-year periods ended April 30, 1997, and for the period since inception through April 30, 1997, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above were as follows:

                                             CUMULATIVE TOTAL RETURN
                                     ----------------------------------------
                                                                      FROM
                                     ONE YEAR  FIVE YEARS TEN YEARS INCEPTION
                                       ENDED     ENDED      ENDED    THROUGH
                                     APRIL 30, APRIL 30,  APRIL 30, APRIL 30,
                                       1997       1997      1977      1997
                                     --------- ---------- --------- ---------
      Nuveen Insured Municipal Bond
       Fund
        Class A Shares..............   1.66%     33.97%    108.48%   100.78%
        Class B Shares..............   1.57%     33.80%    105.17%    98.03%
        Class C Shares..............   5.49%     34.06%    100.95%    92.91%
        Class R Shares..............   6.46%     41.19%    122.45%   114.46%

  The Nuveen Flagship All-American Municipal Bond Fund cumulative total return figures, including the effect of the maximum sales charge for the Class A Shares, and applicable CDSC for Class B Shares, for the one-year and five-year periods ended April 30, 1997, and for the period since inception through April 30, 1997, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above were as follows:

                                                  CUMULATIVE TOTAL RETURN
                                               ------------------------------
                                                                      FROM
                                               ONE YEAR  FIVE YEARS INCEPTION
                                                 ENDED     ENDED     THROUGH
                                               APRIL 30, APRIL 30,  APRIL 30,
                                                 1997       1997      1997
                                               --------- ---------- ---------
      Nuveen Flagship All-American Municipal
       Bond Fund
        Class A Shares........................   3.68%     40.00%     94.22%
        Class B Shares........................   3.68%     41.26%     94.09%
        Class C Shares........................   7.64%     42.08%     93.30%
        Class R Shares........................   8.38%     46.34%    103.03%

  The Nuveen Flagship Intermediate Municipal Bond Fund cumulative total return figures, including the effect of the maximum sales charge for the Class A Shares, for the one-year period ended April 30, 1997, and for the period since inception through April 30, 1997, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above were as follows:

                                                                  CUMULATIVE
                                                                 TOTAL RETURN
                                                              ------------------
                                                                         FROM
                                                              ONE YEAR INCEPTION
                                                               ENDED    THROUGH
                                                               APRIL   APRIL 30,
                                                              30, 1997   1997
                                                              -------- ---------
      Nuveen Flagship Intermediate Municipal Bond Fund
        Class A Shares.......................................   3.48%   31.91%
        Class C Shares.......................................   5.99%   32.54%
        Class R Shares.......................................   6.53%   35.80%

  The Nuveen Flagship Limited Term Municipal Bond Fund cumulative total return figures, including the effect of the maximum sales charge for the Class A Shares, for the one-year and five-year periods ended April 30, 1997, and for the period since inception through April 30, 1997, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above were as follows:

                                                  CUMULATIVE TOTAL RETURN
                                               ------------------------------
                                                                      FROM
                                               ONE YEAR  FIVE YEARS INCEPTION
                                                 ENDED     ENDED     THROUGH
                                               APRIL 30, APRIL 30,  APRIL 30,
                                                 1997       1997      1997
                                               --------- ---------- ---------
      Nuveen Flagship Limited Term Municipal
       Bond Fund
        Class A Shares........................   2.18%     28.50%     79.51%
        Class C Shares........................   4.49%     29.71%     78.80%
        Class R Shares........................   4.66%     31.62%     83.86%

  Calculation of taxable equivalent total return is also not subject to a prescribed formula. Taxable equivalent total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, computing the total return for each calendar year in the period in the manner described above, and increasing the total return for each such calendar year by the amount of additional income that a taxable fund would need to have generated to equal the income on an after-tax basis, at a specified income tax rate (usually the highest marginal federal tax rate), calculated as described above under the discussion of "taxable equivalent yield." The resulting amount for the calendar year is then divided by the initial investment amount to arrive at a "taxable equivalent total return factor" for the calendar year. The taxable equivalent total return factors for all the calendar years are then multiplied together and the result is then annualized by taking its Nth root (N representing the number of years in the period) and subtracting 1, which provides a taxable equivalent total return expressed as a percentage.

  Using the 39.6% maximum marginal federal tax rate for 1997, the annual taxable equivalent total return for the Nuveen Municipal Bond Fund's Class R Shares for the ten year period ended April 30, 1997, was 12.02%.

  Class A Shares of the Funds are sold at net asset value plus a current maximum sales charge of 4.20% of the offering price (3.0% for the Intermediate Municipal Bond Fund and 2.5% for the Limited Term Municipal Bond Fund). This current maximum sales charge will typically be used for purposes of calculating performance figures. Yield, returns and net asset value of each class of shares of the Funds will fluctuate. Factors affecting the performance of the Funds include general market conditions, operating expenses and investment management. Any additional fees charged by a securities representative or other financial services firm would reduce returns described in this section. Shares of the Funds are redeemable at net asset value, which may be more or less than original cost.

  In reports or other communications to shareholders or in advertising and sales literature, the Funds may also compare their performance with that of:
(1) the Consumer Price Index or various unmanaged bond indexes such as the Lehman Brothers Municipal Bond Index and the Salomon Brothers High Grade Corporate Bond Index and (2) other fixed income or municipal bond mutual funds or mutual fund indexes as reported by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar"), Wiesenberger Investment Companies Service ("Wiesenberger") and CDA Investment Technologies, Inc. ("CDA") or similar independent services which monitor the performance of mutual funds, or other industry or financial publications such as Barron's, Changing Times, Forbes and Money Magazine. Performance comparisons by these indexes, services or publications may rank mutual funds over different periods of time by means of aggregate, average, year-by-year, or other types of total return and performance figures. Any given performance quotation or performance comparison should not be considered as representative of the performance of the Funds for any future period.

  Each Fund may from time to time in its advertising and sales materials compare its current yield or total return with the yield or total return on taxable investments such as corporate or U.S. Government bonds, bank certificates of deposit (CDs) or money market funds. These taxable investments have investment characteristics that differ from those of the Funds. U.S. Government bonds, for example, are long-term investments backed by the full faith and credit of the U.S. Government, and bank CDs are generally short-term, FDIC-insured investments, which pay fixed principal and interest but are subject to fluctuating rollover rates. Money market funds are short-term investments with stable net asset values, fluctuating yields and special features enhancing liquidity.

  There are differences and similarities between the investments which the Funds may purchase and the investments measured by the indexes and reporting services which are described herein. The Consumer Price Index is generally considered to be a measure of inflation. The CDA Mutual Fund-Municipal Bond Index is a weighted performance average of other mutual funds with a federally tax-exempt income objective. The Salomon Brothers High Grade Corporate Bond Index is an unmanaged index that generally represents the performance of high grade long-term taxable bonds during various market conditions. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally represents the performance of high grade intermediate and long-term municipal bonds during various market conditions. Lipper calculates municipal bond fund averages based on average maturity and credit quality. Morningstar rates mutual funds by overall risk-adjusted performance, investment objectives, and assets. Lipper, Morningstar, Wiesenberger and CDA are widely recognized mutual fund reporting services whose performance calculations are based upon changes in net asset value with all dividends reinvested and which do not include the effect of any sales charges. The market prices and yields of taxable and tax-exempt bonds will fluctuate. The Funds primarily invest in investment grade Municipal Obligations in pursuing their objective of as high a level of current interest income which is exempt from federal and state income tax as is consistent, in the view of the Funds' management, with preservation of capital.

  The Funds may also compare their taxable equivalent total return performance to the total return performance of taxable income funds such as treasury securities funds, corporate bond funds (either investment grade or high yield), or Ginnie Mae funds. These types of funds, because of the character of their underlying securities, differ from municipal bond funds in several respects. The susceptibility of the price of treasury bonds to credit risk is far less than that of municipal bonds, but the price of treasury bonds tends to be slightly more susceptible to change resulting from changes in market interest rates. The susceptibility of the price of investment grade corporate bonds and municipal bonds to market interest rate changes and general credit changes is similar. High yield bonds are subject to a greater degree of price volatility than municipal bonds resulting from changes in market interest rates and are particularly susceptible to volatility from credit changes. Ginnie Mae bonds are generally subject to less price volatility than municipal bonds from credit concerns, due primarily to the fact that the timely payment of monthly installments of principal and interest are backed by the full faith and credit of the U.S. Government, but Ginnie Mae bonds of equivalent coupon and maturity are generally more susceptible to price volatility resulting from market interest rate changes. In addition, the volatility of Ginnie Mae bonds due to changes in market interest rates may differ from municipal bonds of comparable coupon and maturity because bonds of the sensitivity of Ginnie Mae prepayment experience to change in interest rates.

ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF FUND SHARES

  As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

  Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund's classes of shares.

  Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees.

  The minimum initial investment is $3,000 per fund share class, and may be lower for accounts opened through fee-based programs for which the program sponsor has established a single master account with the fund's transfer agent and performs all sub-accounting services related to that account.

The following Class A sales charges and commissions apply to all Funds except the Intermediate Fund and the Limited Term Fund:

CLASS A SALES CHARGES AND COMMISSIONS
--------------------------------------------------------------------------------

                                                                                 AUTHORIZED
                                                                                     DEALER
                                    SALES CHARGE                                 COMMISSION
                             -------------------------------------------         ----------
                              AS % OF                                               AS % OF
                               PUBLIC                    AS % OF                     PUBLIC
                             OFFERING                   YOUR NET                   OFFERING
PURCHASE AMOUNT                 PRICE                 INVESTMENT                      PRICE
-------------------------------------------------------------------------------------------
      Up to $50,000             4.20%                      4.38%                      3.70%
    $50,000-100,000             4.00                       4.18                       3.50
   $100,000-250,000             3.50                       3.63                       3.00
   $250,000-500,000             2.50                       2.56                       2.00
 $500,000-1,000,000             2.00                       2.04                       1.50
$1,000,000 and over              -(1)                          -                       -(1)

The following Class A sales charges and commissions apply to the Intermediate
Fund:

CLASS A SALES CHARGES AND COMMISSIONS
-------------------------------------------------------------------------------

                                                                                 AUTHORIZED
                                                                                     DEALER
                                    SALES CHARGE                                 COMMISSION
                             -------------------------------------------         ----------
                              AS % OF                                               AS % OF
                               PUBLIC                    AS % OF                     PUBLIC
                             OFFERING                   YOUR NET                   OFFERING
PURCHASE AMOUNT                 PRICE                 INVESTMENT                      PRICE
-------------------------------------------------------------------------------------------
      Up to $50,000             3.00%                      3.09%                      2.50%
    $50,000-100,000             2.50                       2.56                       2.00
   $100,000-250,000             2.00                       2.04                       1.50
   $250,000-500,000             1.50                       1.52                       1.25
 $500,000-1,000,000             1.25                       1.27                       1.00
$1,000,000 and over              -(1)                          -                       -(1)

The following Class A sales charges and commissions apply to the Limited Term
Fund:

CLASS A SALES CHARGES AND COMMISSIONS
-------------------------------------------------------------------------------

                                                                                 AUTHORIZED
                                                                                     DEALER
                                    SALES CHARGE                                 COMMISSION
                             -------------------------------------------         ----------
                              AS % OF                                               AS % OF
                               PUBLIC                    AS % OF                     PUBLIC
                             OFFERING                   YOUR NET                   OFFERING
PURCHASE AMOUNT                 PRICE                 INVESTMENT                      PRICE
-------------------------------------------------------------------------------------------
      Up to $50,000             2.50%                      2.56%                      2.00%
    $50,000-100,000             2.00                       2.04                       1.60
   $100,000-250,000             1.50                       1.52                       1.20
   $250,000-500,000             1.25                       1.27                       1.00
 $500,000-1,000,000             0.75                       0.76                       0.50
$1,000,000 and over              -(1)                          -                       -(1)

(1) Nuveen pays authorized dealers a commission equal to the sum of 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount over $5 million. Unless the authorized dealer waived the commission, you may be assessed a contingent deferred sales charge (CDSC) of 1% if you redeem any of your shares within 18 months of purchase.
    The CDSC is calculated on the lower of your purchase price or redemption proceeds.

REDUCTION OR ELIMINATION OF UP-FRONT SALES CHARGE ON CLASS A SHARES

  Rights of Accumulation. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if the amount of your purchase, when added to the value that day of all of your prior purchases of shares of any Fund or of another Nuveen Mutual Fund, or units of a Nuveen unit trust, on which an up-front sales charge or ongoing distribution fee is imposed, or is normally imposed, falls within the amounts stated in the Class A Sales Charges and Commissions table in "How to Select a Purchase Option" in the Prospectus. You or your financial adviser must notify Nuveen or the Fund's transfer agent of any cumulative discount whenever you plan to purchase Class A Shares of a Fund that you wish to qualify for a reduced sales charge.

  Letter of Intent. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in "How to Select a Purchase Option" in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to the Fund's transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A shares that would qualify you for a reduced sales charge shown above. You may count shares of a Nuveen Mutual Fund that you already own on which you paid an up-front sales charge or an ongoing distribution fee and any Class C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Mutual Fund or a Nuveen unit trust, or otherwise.

  By establishing a Letter of Intent, you agree that your first purchase of Class A Shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial adviser, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

  You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

  Reinvestment of Nuveen Unit Trust Distributions. You may purchase Class A Shares without an up-front sales charge by reinvestment of distributions from any of the various unit trusts sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases.

  Group Purchase Programs. If you are a member of a qualified group, you may purchase Class A Shares of any Fund or of another Nuveen Mutual Fund at the reduced sales charge applicable to the group's purchases taken as a whole. A "qualified group" is one which has previously been in existence, has a purpose other than investment, has ten or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

  Under any group purchase program, the minimum monthly investment in Class A Shares of any particular Fund or portfolio by each participant is $50, and the minimum initial investment in Class A Shares of any particular Fund or portfolio for each participant in the program combined is $3,000. No certificate will be issued for any participant's account. All dividends and other distributions by a Fund will be reinvested in additional Class A Shares of the same Fund. No participant may utilize a systematic withdrawal program.

  To establish a group purchase program, both the group itself and each participant must fill out special application materials, which the group administrator may obtain from the group's financial adviser, by calling Nuveen toll-free at (800) 621-7227.

  Reinvestment of Redemption Proceeds from Unaffiliated Funds. You may also purchase Class A Shares at net asset value without a sales charge if the purchase takes place through a broker-dealer and represents the reinvestment of the proceeds of the redemption of shares of one or more registered investment companies not affiliated with Nuveen. You must provide appropriate documentation that the redemption occurred not more than one year prior to the reinvestment of the proceeds in Class A Shares, and that you either paid an up-front sales charge or were subject to a contingent deferred sales charge in respect of the redemption of such shares of such other investment company.

  Class A Shares of a Fund may be purchased at net asset value without a sales charge, and Class R Shares may be purchased, by the following categories of investors:

  . officers, trustees and former trustees of the Nuveen and Flagship Funds; . bona fide, full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;
  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;
  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates or their immediate family members;
  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;
  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and
  . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services.

  Holders of Class C Shares acquired on or before January 31, 1997 can convert those shares to Class A Shares of the same fund at the shareholder's affirmative request six years after date of purchase. Holders of Class C Shares must submit their request to the transfer agent no later than the last business day of the 71st month following the month in which they purchased their shares. Holders of Class C Shares purchased after that date will not have the option to convert those shares to Class A Shares.

  Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Class A Shares of any Fund that you wish to be covered under these special sales charge waivers.

  Class A Shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

  In determining the amount of your purchases of Class A Shares of any Fund that may qualify for a reduced sales charge, the following purchases may be combined: (1) all purchases by a trustee or other fiduciary for a single trust, estate or fiduciary account; (2) all purchases by individuals and their immediate family members (i.e., their spouses, parents, children, grandparents, grandchildren parents-in-law, sons-and daughters-in-law, siblings, a sibling's spouse, and a spouse's siblings); or (3) all purchases made through a group purchase program as described above.

  Class R Share Purchase Eligibility. Class R Shares are available for purchases of $1 million or more and for purchases using dividends and capital gains distributions on Class R Shares. Class R Shares also are available for the following categories of investors:

  . officers, trustees and former trustees of the Nuveen and Flagship Funds; . bona fide, full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;
  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;
  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates, or their immediate family members;
  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;
  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services.

  In addition, purchasers of Nuveen unit investment trusts may reinvest their distributions from such unit investment trusts in Class R Shares, if, before September 6, 1994, such purchasers had elected to reinvest distributions in Nuveen Fund shares (before June 13, 1995 for Nuveen Municipal Bond Fund shares). Shareholders may exchange their Class R Shares of any Nuveen Fund into Class R Shares of any other Nuveen Fund.

  The reduced sales charge programs may be modified or discontinued by the Funds at any time upon prior written notice to shareholders of the Funds.

  For more information about the purchase of Class A Shares or reduced sales charge programs, or to obtain the required application forms, call Nuveen toll-free at (800) 257-8787.

REDUCTION OR ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

  Class A Shares are normally redeemed at net asset value, without any Contingent Deferred Sales Charge ("CDSC"). However, in the case of Class A Shares purchased at net asset value on or after July 1, 1996 because the purchase amount exceeded $1 million, where the Authorized Dealer did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 18 months of purchase. In the case of Class B Shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C Shares that are redeemed within 12 months of purchase.

  In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge, or that represent an increase in the value of a Fund account due to capital appreciation, and then will redeem shares held for the longest period, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund or Nuveen money market fund. You may not exchange Class B Shares for shares of a Nuveen money market fund. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. The CDSC is calculated based on the lower of the redeemed shares' cost or net asset value at the time of the redemption and is deducted from the redemption proceeds. Nuveen receives the amount of any CDSC shareholders pay. If Class A or Class C shares subject to a CDSC are exchanged for shares of a Nuveen money market fund, the CDSC would be imposed on the subsequent redemption of those money market fund shares, and the period during which the shareholder holds the money market fund shares would be counted in determining the remaining duration of the CDSC. The Fund may elect not to so count the period during which the shareholder held the money market fund shares, in which event the amount of any applicable CDSC would be reduced in accordance with applicable SEC rules by the amount of any 12b-1 plan payments to which those money market funds shares may be subject.

  The CDSC may be waived or reduced under the following six special circumstances: 1) redemptions within one year following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; 2) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A Shares is reduced pursuant to Rule 22d-1 under the Act; 3) redemptions of shares purchased under circumstances or by a category of investors for which Class A Shares could be purchased at net asset value without a sales charge; 4) in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund's shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; 5) in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of such Fund; and 6) redemptions made pursuant to a Fund's automatic withdrawal plan, up to 12% annually of the original investment amount. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 of the Investment Company Act of 1940, as amended.

GENERAL MATTERS

  The Funds may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in tax-free, fixed income securities.

  In addition to the types of compensation to dealers to promote sales of fund shares that are described in the prospectus, Nuveen may from time to time make additional reallowances only to certain authorized dealers who sell or are expected to sell certain minimum amounts of shares of the Nuveen mutual funds during specified time periods.

  To help advisers and investors better understand and most efficiently use the Fund to reach their investment goals, the Funds may advertise and create specific investment programs and systems. For example, this may include information on how to use the Funds to accumulate assets for future education needs or periodic payments such as insurance premiums. The Funds may produce software or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.

  Exchanges of shares of a Fund for shares of a Nuveen money market fund may be made on days when both funds calculate a net asset value and make shares available for public purchase. Shares of the Nuveen money market funds may be purchased on days on which the Federal Reserve Bank of Boston is normally open for business. In addition to the holidays observed by the Fund, the Nuveen money market funds observe and will not make fund shares available for purchase on the following holidays: Martin Luther King's Birthday, Columbus Day and Veterans Day.

  In addition, you may exchange Class R Shares of any Fund for Class A Shares of the same Fund without a sales charge if the current net asset value of those Class R Shares is at least $3,000 or you already own Class A Shares of that Fund.

  Each Fund may suspend the right of redemption, or delay payment to redeeming shareholders for more than seven days, when the New York Stock Exchange is closed (not including customary weekend and holiday closings); when trading in the markets a Fund normally uses is restricted, or the SEC determines that an emergency exists so that trading of a Fund's portfolio securities or determination of a Fund's net assets value is not reasonably practical; or the SEC by order permits the suspension of the right of redemption or the delay in payment to redeeming shareholders for more than seven days.

  Shares will be registered in the name of the investor or the investor's financial adviser. A change in registration or transfer of shares held in the name of a financial adviser may only be made by an order in good form from the financial adviser acting on the investor's behalf. Share certificates will only be issued upon written request to the Funds' transfer agent. No share certificates will be issued for fractional shares.

  For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see "How to Buy Fund Shares" in the Prospectus.

  Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Nuveen Flagship Municipal Trust, dated February 1, 1997 and last renewed on July 31, 1997 ("Distribution Agreement"). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds' shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds' shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of the Funds' shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under "Distribution and Service Plan." Nuveen receives any CDSCs imposed on redemptions of Shares.

  The aggregate amounts of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Nuveen (or by Flagship Financial, Inc., which Nuveen acquired on January 1, 1997), were as follows (all figures are to the nearest thousand):

                                 YEAR ENDED               YEAR ENDED               YEAR ENDED
                              APRIL 30, 1997*         FEBRUARY 29, 1996        FEBRUARY 28, 1995
                          ------------------------ ------------------------ ------------------------
                           AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT
                          UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY
FUND                      COMMISSIONS    NUVEEN    COMMISSIONS    NUVEEN    COMMISSIONS    NUVEEN
----                      ------------ ----------- ------------ ----------- ------------ -----------
Nuveen Municipal Bond
 Fund...................      967          170        1,575         316        2,248         467
Nuveen Insured Municipal
 Bond Fund..............      687           56          880          97        1,554         296
                                 YEAR ENDED               YEAR ENDED               YEAR ENDED
                              APRIL 30, 1997**           MAY 31, 1996             MAY 31, 1995
                          ------------------------ ------------------------ ------------------------
                           AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT
                          UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY
FUND                      COMMISSIONS   FLAGSHIP   COMMISSIONS   FLAGSHIP   COMMISSIONS   FLAGSHIP
----                      ------------ ----------- ------------ ----------- ------------ -----------
Nuveen Flagship All-
 American Municipal Bond
 Fund...................      456           61          557          74          763         104
Nuveen Flagship
 Intermediate Municipal
 Bond Fund..............       73           16          137          28          171          34
Nuveen Flagship Limited
 Term Municipal Bond
 Fund...................      332           66          543         108          797         160

--------
*For the fourteen-month period ended April 30, 1997.
**For the eleven-month period ended April 30, 1997.

DISTRIBUTION AND SERVICE PLAN

  The Funds have adopted a plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides that Class B Shares and Class C Shares will be subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.

  The distribution fee applicable to Class B and Class C Shares under each Fund's Plan will be payable to reimburse Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to Authorized Dealers, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

  The service fee applicable to Class A Shares, Class B Shares and Class C Shares under each Fund's Plan will be payable to Authorized Dealers in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

  Each Fund may spend up to .20 of 1% per year of the average daily net assets of Class A Shares as a service fee under the Plan applicable to Class A Shares. Each Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class B Shares as a service fee under the Plan applicable to Class B Shares. Each Fund may spend up to .55 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to
 .20 of 1% per year of the average daily net assets of Class C Shares as a service fee under the Plan applicable to Class C Shares.

  For the fiscal years ended April 30, 1997, 100% of service fees and distribution fees were paid out as compensation to authorized dealers. Prior to February 1, 1997, the service fee for the Nuveen Municipal Bond Fund and the Nuveen Insured Municipal Bond Fund was .25% for both Class A and C Shares and the distribution fee was .75% for Class C Shares. For the Nuveen Flagship All-American Municipal Bond Fund, the Nuveen Flagship Intermediate Municipal Bond Fund and the Nuveen Flagship Limited Term Municipal Bond Fund, the service fee was .20% for all Class C Shares and the distribution fee was .40% for Class A Shares and .75% for Class C Shares (.50% for the Limited Term Fund). Thereafter, the service fee for Class A, Class B, and Class C Shares was .20% and the distribution fee was .75% for Class B Shares and .55% for Class C Shares (.35% for the Limited Term Fund).


                                  COMPENSATION PAID TO
                                 AUTHORIZED DEALERS FOR
                                   END OF FISCAL 1997
                                 ----------------------
      Nuveen Municipal Bond
       Fund*
        Class A.................         $156,403
        Class B.................             $390
        Class C.................          $38,967
      Nuveen Insured Municipal
       Bond Fund*
        Class A.................         $163,030
        Class B.................             $735
        Class C.................          $58,367
      Nuveen Flagship All-
       American Municipal Bond
       Fund**
        Class A.................         $683,251
        Class B.................             $660
        Class C.................         $421,541
      Nuveen Flagship
       Intermediate Municipal
       Bond Fund**
        Class A.................         $145,606
        Class C.................          $16,039
      Nuveen Flagship Limited
       Term Municipal Bond
       Fund**
        Class A.................       $1,482,478
        Class C.................         $120,039

--------
*For the fourteen month period ended April 30, 1997.
**For the eleven month period ended April 30, 1997.

  Under each Fund's Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the non-interested trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the non-interested trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.

INDEPENDENT PUBLIC ACCOUNTANTS AND CUSTODIAN

  Arthur Andersen LLP, independent public accountants, 33 West Monroe Street, Chicago Illinois 60603 has been selected as auditors for the Nuveen Municipal Bond Fund and the Nuveen Insured Municipal Bond Fund. Deloitte & Touche LLP, independent auditors, 1700 Courthouse Plaza N.E., Dayton, Ohio 45402 has been selected for the Nuveen Flagship All-American Municipal Bond Fund, the Nuveen Flagship Intermediate Municipal Bond Fund, and the Nuveen Flagship Limited Term Municipal Bond Fund. In addition to audit services, the auditors will provide consultation and assistance on accounting, internal control, tax and related matters. The financial statements incorporated by reference elsewhere in this Statement of Additional Information and the information for prior periods set forth under "Financial Highlights" in the Prospectus have been audited by the respective auditors as indicated in their report with respect thereto, and are included in reliance upon the authority of that firm in giving that report.

  The custodian of the assets of the Funds is The Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004. The custodian performs custodial, fund accounting and portfolio accounting services.

  The Fund's transfer, shareholder services, and dividend paying agent Chase Global Funds Services Company, P.O. Box 5186, New York, New York 10274-5186.

FINANCIAL STATEMENTS

  The audited financial statements for each Fund's most recent fiscal year appear in the Funds' Annual Reports. The Annual Reports accompany this Statement of Additional Information.

APPENDIX A

RATINGS OF INVESTMENTS

  The four highest ratings of Moody's for Municipal Obligations are Aaa, Aa, A and Baa. Municipal Obligations rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to Municipal Obligations which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat greater than in Aaa rated Municipal Obligations. The Aaa and Aa rated Municipal Obligations comprise what are generally known as "high grade bonds." Municipal Obligations that are rated A by Moody's possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest of A rated Municipal Obligations are considered adequate, but elements may be present, which suggest a susceptibility to impairment sometime in the future. Municipal Obligations rated Baa by Moody's are considered medium grade obligations (i.e., they are neither highly protected nor poorly secured). Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its general rating category.

  The four highest ratings of S&P for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA have a strong capacity to pay principal and interest. The rating of AA indicates that capacity to pay principal and interest is very strong and such bonds differ from AAA issues only in small degree. The category of A describes bonds which have a strong capacity to pay principal and interest, although such bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating is the lowest "investment grade" security rating by S&P. Municipal Obligations rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas such bonds normally exhibit adequate protection parameters, adverse economic conditions are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

  The four highest ratings of Fitch for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Municipal Obligations rated AA are considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because Municipal Obligations rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+." Municipal Obligations rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Municipal Obligations rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  The "Other Corporate Obligations" category of temporary investments are corporate (as opposed to municipal) debt obligations rated AAA by S&P or Aaa by Moody's. Corporate debt obligations rated AAA by S&P have an extremely strong capacity to pay principal and interest. The Moody's corporate debt rating of Aaa is comparable to that set forth above for Municipal Obligations.

  Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires the elimination of such obligation from a Fund's portfolio, but Nuveen Advisory will consider such an event in its determination of whether the Fund should continue to hold such obligation.

                                   APPENDIX B

                       DESCRIPTION OF HEDGING TECHNIQUES

  Set forth below is additional information regarding the various Funds' defensive hedging techniques and use of repurchase agreements.

FUTURES AND INDEX TRANSACTIONS

  Financial Futures. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. They have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

  The purchase of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. When a Fund purchases a financial future, it deposits in cash or securities an "initial margin" of between 1% and 5% of the contract amount. Thereafter, the Fund's account is either credited or debited on a daily basis in correlation with the fluctuation in price of the underlying future or other requirements imposed by the exchange in order to maintain an orderly market. The Fund must make additional payments to cover debits to its account and has the right to withdraw credits in excess of the liquidity, the Fund may close out its position at any time prior to expiration of the financial future by taking an opposite position. At closing a final determination of debits and credits is made, additional cash is paid by or to the Fund to settle the final determination and the Fund realizes a loss or gain depending on whether on a net basis it made or received such payments.

  The sale of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, it might sell financial futures. If interest rates did increase, the value of long-term bonds in the Fund's portfolio would decline, but the value of the Fund's financial futures would be expected to increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

  Among the risks associated with the use of financial futures by the Funds as a hedging device, perhaps the most significant is the imperfect correlation between movements in the price of the financial futures and movements in the price of the debt securities which are the subject of the hedge.

  Thus, if the price of the financial future moves less or more than the price of the securities which are the subject of the hedge, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund may enter into financial futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the financial futures. Conversely, the Fund may enter into fewer financial futures if the historical volatility of the price of the securities being hedged is less than the historical volatility of the financial futures.

  The market prices of financial futures may also be affected by factors other than interest rates. One of these factors is the possibility that rapid changes in the volume of closing transactions, whether due to volatile markets or movements by speculators, would temporarily distort the normal relationship between the markets in the financial future and the chosen debt securities. In these circumstances as well as in periods of rapid and large price movements. The Fund might find it difficult or impossible to close out a particular transaction.

  Options on Financial Futures. The Funds may also purchase put or call options on financial futures which are traded on a U.S. Exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. Currently, options can be purchased with respect to financial futures on U.S. Treasury Bonds on The Chicago Board of Trade. The purchase of put options on financial futures is analogous to the purchase of put options by a Fund on its portfolio securities to hedge against the risk of rising interest rates. As with options on debt securities, the holder of an option may terminate his position by selling an option of the same Fund. There is no guarantee that such closing transactions can be effected.

INDEX CONTRACTS

  Index Futures. A tax-exempt bond index which assigns relative values to the tax-exempt bonds included in the index is traded on the Chicago Board of Trade. The index fluctuates with changes in the market values of all tax-exempt bonds included rather than a single bond. An index future is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash--rather than any security--equal to specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index future was originally written. Thus, an index future is similar to traditional financial futures except that settlement is made in cash.

  Index Options. The Funds may also purchase put or call options on U.S. Government or tax-exempt bond index futures and enter into closing transactions with respect to such options to terminate an existing position. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than an underlying security at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, is less than the exercise price of the option on the index future.

  Bond index futures and options transactions would be subject to risks similar to transactions in financial futures and options thereon as described above. No series will enter into transactions in index or financial futures or related options unless and until, in the Adviser's opinion, the market for such instruments has developed sufficiently.

REPURCHASE AGREEMENTS

  A Fund may invest temporarily up to 5% of its assets in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's Board of Trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Fund's board of trustees.

  The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

                           PART C--OTHER INFORMATION

ITEM 23: EXHIBITS.

(b) Exhibits:

 a(1).     Declaration of Trust of Registrant. Filed as Exhibit 1(a) to
           Registrant's Registration Statement on Form N-1A (File No.
           333-14725) and incorporated herein by reference thereto.
 a(2).     Amended and Restated Establishment and Designation of Series
           of Shares of Beneficial Interest dated October 11, 1996. Filed as Exhibit 1(b) to Registrant's Registration Statement on Form
           N-1A (File No. 333-14725) and incorporated herein by reference thereto.
 a(3).     Certificate for the Establishment and Designation of Classes
           dated July 10, 1996. Filed as Exhibit 1(c) to Registrant's
           Registration Statement on Form N-1A (File No. 333-14725) and
           incorporated herein by reference thereto.
 a(4).     Incumbency Certificate. Filed as Exhibit 1(d) to Post-Effec-
           tive Amendment No. 1 to Registrant's Registration Statement on
           Form N-1A (File No. 333-14725) and incorporated herein by ref-
           erence thereto.
    b.     By-Laws of Registrant. Filed as Exhibit 2 to Registrant's Reg-
           istration Statement on Form N-1A (File No. 333-14725) and in-
           corporated herein by reference thereto.
    c.     Specimen certificates of Shares of each Fund. Filed as Exhibit
           4 to Registrant's Registration Statement on Form N-1A (File
           No. 333-14725) and incorporated herein by reference thereto.
 d(1).     Investment Management Agreement between Registrant and Nuveen
           Advisory Corp. Filed as Exhibit 5 to Post-Effective Amendment
           No. 1 to Registrant's Registration Statement on Form N-1A
           (File No. 333-14725) and incorporated herein by reference
           thereto.
 d(2).     Renewal of Investment Management Agreement dated May 5, 1998.
 e(1).     Distribution Agreement between Registrant and John Nuveen &
           Co. Incorporated. Filed as Exhibit 6 to Post-Effective Amend-
           ment No. 1 to Registrant's Registration Statement on Form N-1A
           (File No. 333-14725) and incorporated herein by reference
           thereto.
 e(2).     Renewal of Distribution Agreement dated July 31, 1997.
    f.     Not applicable.
    g.     Custodian Agreement between Registrant and Chase Manhattan
           Bank. Filed as Exhibit 8 to Post-Effective Amendment No. 1 to
           Registrant's Registration Statement on Form N-1A (File No.
           333-14725) and incorporated herein by reference thereto.
 h(1).     Transfer Agency Agreement between Registrant and Shareholder
           Services, Inc.
 h(2).     Transfer Agency Agreement between Registrant and Boston Finan-
           cial Data Services.
    i.     Opinion of                    .
    j.     Consent of Arthur Andersen LLP, Independent Public Accoun-
           tants.
    k.     Not applicable.
    l.     Not applicable.
    m.     Plan of Distribution and Service Pursuant to Rule 12b-1 for
           the Class A Shares, Class B Shares and Class C Shares of each
           Fund. Filed as Exhibit 15 to Registrant's Registration State-
           ment on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.
    n.     Financial Data Schedule.
    o.     Multi-Class Plan Adopted Pursuant to Rule 18f-3. Filed as Ex-
           hibit 18 to Registrant's Registration Statement on Form N-1A
           (File No. 333-14725) and incorporated herein by reference
           thereto.
 z(1).     Original Powers of Attorney for each Director authorizing, among others, Gifford R. Zimmerman and Larry W. Martin to exe-
           cute the Registration Statement on his or her behalf. Filed as
           Exhibit 99(a) to Post-Effective Amendment No. 1 to Regis-
           trant's Registration Statement on Form N-1A (File No. 333-
           14725) and incorporated herein by reference thereto.
 z(2).     Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Reg-
           istrant's Registration Statement pursuant to power of attor-
           ney.
 z(3).     Code of Ethics and Reporting Requirements. Filed as Exhibit
           [insert number above] to Post-Effective Amendment No. 1 to
           Registrant's Registration Statement on Form N-1A (File No.
           333-14725) and incorporated herein by reference thereto.

ITEM 24: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable.

ITEM 25: INDEMNIFICATION
Section 4 of Article XII of Registrant's Amended and Restated Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

  (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

  (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

  (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

    (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

    (ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

  (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

  (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                                ----------------

The trustees and officers of the Registrant are covered by an Investment Trust Errors and Omission policy in the aggregate amount of $20,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26: BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Flagship Admiral Funds Inc., Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Nuveen Tax-Exempt Money Market Fund, Inc., and Nuveen Tax-Free Reserves, Inc. It also serves as investment adviser to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc. Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, and Nuveen Insured Premium Income Municipal Fund 2. Nuveen Advisory Corp. has no other clients or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.

For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer, other than Timothy R. Schwertfeger and Anthony T. Dean, of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information.

Timothy R. Schwertfeger is Chairman and Director of Nuveen Advisory Corp., the investment adviser. Mr. Schwertfeger has, during the last two years, been Chairman and formerly Executive Vice President and Director of the John Nuveen Company, John Nuveen & Co. Incorporated, and Nuveen Institutional Advisory Corp; Chairman and Director (since January 1997) of Nuveen Asset Management, Inc.; Chairman and Director of Rittenhouse Financial Services, Inc. Anthony T. Dean is President and Director of Nuveen Advisory Corp., the investment adviser. Mr. Dean has, during the last two years, been Executive Vice President and Director of The John Nuveen Company and John Nuveen & Co. Incorporated; and Director of Nuveen Institutional Advisory Corp.; Chairman and Director (since January 1997) of Nuveen Asset Management, Inc.; Chairman and Director of Rittenhouse Financial Services, Inc.

ITEM 27: PRINCIPAL UNDERWRITERS

(a) John Nuveen & Co., Incorporated ("Nuveen") acts as principal underwriter to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Nuveen Tax-Exempt Money Market Fund, Inc., Nuveen Tax-Free Reserves, Inc., Flagship Admiral Funds Inc., Nuveen Investment Trust and Nuveen Investment Trust II. Nuveen also acts as depositor and principal underwriter of the Nuveen Tax-Free Unit Trust and the Nuveen Unit Trust, registered unit investment trusts. Nuveen has also served or is serving as co-managing underwriter to the following closed-end management type investment companies:
Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio and Nuveen Select Tax-Free Income Portfolio 3.

 .(b)

NAME AND PRINCIPAL       POSITIONS AND OFFICES        POSITIONS AND OFFICES
BUSINESS ADDRESS         WITH UNDERWRITER             WITH REGISTRANT
------------------------------------------------------------------------------
Timothy R. Schwertfeger  Chairman of the Board,       Chairman of the Board
333 West Wacker Drive    Chief Executive Officer      and Director
Chicago, IL 60606        and Director
Anthony T. Dean          President and Director       President and Director
333 West Wacker Drive
Chicago, IL 60606
John P. Amboian          Executive Vice President     None
333 West Wacker Drive    and Chief Financial Officer
Chicago, IL 60606
Bruce P. Bedford         Executive Vice President     Executive Vice President
333 West Wacker Drive
Chicago, IL 60606
William Adams IV         Vice President               None
333 West Wacker Drive
Chicago, IL 60606
Alan G. Berkshire        Vice President and Secretary Vice President
333 West Wacker Drive                                 and Assistant Secretary
Chicago, IL 60606
Clifton L. Fenton        Vice President               None
333 West Wacker Drive
Chicago, IL 60606
Kathleen M. Flanagan     Vice President               Vice President
333 West Wacker Drive
Chicago, IL 60606
Stephen D. Foy           Vice President               Vice President and
333 West Wacker Drive                                 Controller
Chicago, IL 60606
Robert D. Freeland       Vice President               None
333 West Wacker Drive
Chicago, IL 60606
Michael G. Gaffney       Vice President               Vice President
333 West Wacker Drive
Chicago, IL 60606
Anna R. Kucinskis        Vice President               Vice President
333 West Wacker Drive
Chicago, IL 60606
Robert B. Kuppenheimer   Vice President               None
333 West Wacker Drive
Chicago, IL 60606
Larry W. Martin          Vice President and           Vice President and
333 West Wacker Drive    Assistant Secretary          Assistant Secretary
Chicago, IL 60606
Thomas C. Muntz          Vice President               None
333 West Wacker Drive
Chicago, IL 60606
Stuart W. Rogers         Vice President               None
333 West Wacker Drive
Chicago, IL 60606

                                         POSITIONS AND       POSITIONS AND
NAME AND PRINCIPAL                       OFFICES             OFFICES
BUSINESS ADDRESS                         WITH UNDERWRITER    WITH REGISTRANT
-------------------------------------------------------------------------------
Bradford W. Shaw, Jr.                    Vice President      None
333 West Wacker Drive Chicago, IL 60606
H. William Stabenow                      Vice President      Vice President and
333 West Wacker Drive                    and Treasurer       Treasurer
Chicago, IL 60606
Paul C. Williams                         Vice President      None
333 West Wacker Drive
Chicago, IL 60606
Gifford R. Zimmerman                     Vice President and  Vice President and
333 West Wacker Drive                    Assistant Secretary Secretary
Chicago, IL 60606

(c) Not applicable.

ITEM 28: LOCATION OF ACCOUNTS AND RECORDS
Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

The Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004 maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp., Shareholder Services, Inc., Boston Financial, or Chase Global Fund Services Company.

Until August 10, 1998, Shareholder Services, Inc., P.O. Box 5330, Denver, Colorado 80217-5330 and Boston Financial Data Services, 225 Franklin Street, Boston, Massachusetts 02106 will maintain all the required records in their capacity as transfer, dividend paying, and shareholder service agents for the Funds. After August 10, 1998, Chase Global Fund Services Company, P.O. Box 5186, New York, New York 10274-5186, will maintain the same records in the same capacity for the Funds.

ITEM 29: MANAGEMENT SERVICES
Not applicable.

ITEM 30: UNDERTAKINGS

Not applicable.

                                  SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT AND THE INVESTMENT COMPANY ACT, THE REGISTRANT CERTIFIES THAT IT MEETS ALL THE REQUIREMENTS FOR EFFECTIVENESS UNDER PARAGRAPH (B) OF RULE 485 UNDER THE SECURITIES ACT AND HAS DULY CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, DULY AUTHORIZED, IN THE CITY OF CHICAGO, AND STATE OF ILLINOIS,
ON THE      DAY OF JUNE, 1998.

                                     NUVEEN FLAGSHIP MUNICIPAL TRUST

                                          /s/ Gifford R. Zimmerman
                                     -----------------------------------------
                                          Gifford R. Zimmerman, Vice President

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE INDICATED.

            SIGNATURE                     TITLE                       DATE
            ---------                     -----                       ----
      /s/ Stephen D. Foy
 -------------------------------
         Stephen D. Foy          Vice President and               June   , 1998
                                  Controller (Principal
                                  Financial and
                                  Accounting Officer)

     Timothy R. Schwertfeger     Chairman of the Board
                                  and Trustee (Principal
                                  Executive Officer)
         Anthony T. Dean         President and Trustee
        Robert P. Bremner        Trustee
        Lawrence H. Brown        Trustee
      Anne E. Impellizzeri       Trustee
         Peter R. Sawers         Trustee
      William J. Schneider       Trustee
       Judith M. Stockdale       Trustee

                                                    /s/ Gifford R. Zimmerman
                                                By____________________________
                                                        Gifford R. Zimmerman
                                                          Attorney-in-Fact

                                                           June   , 1998

AN ORIGINAL POWER OF ATTORNEY AUTHORIZING, AMONG OTHERS, GIFFORD R. ZIMMERMAN AND LARRY W. MARTIN TO EXECUTE THIS REGISTRATION STATEMENT, AND AMENDMENTS THERETO, FOR JUDITH M. STOCKDALE, HAS BEEN EXECUTED AND IS AN EXHIBIT TO THIS REGISTRATION STATEMENT. AN ORIGINAL POWER OF ATTORNEY FOR EACH OF THE OTHER OFFICERS AND DIRECTORS OF THE REGISTRANT HAS BEEN EXECUTED AND IS INCORPORATED BY REFERENCE IN THIS REGISTRATION STATEMENT.

                                 EXHIBIT INDEX

                                                                  SEQUENTIALLY
  EXHIBIT                                                           NUMBERED
  NUMBER                          EXHIBIT                             PAGE
  -------                         -------                         ------------
 d(2).     Renewal of Investment Management Agreement dated May
           5, 1998.
 e(2).     Renewal of Distribution Agreement dated July 31,
           1997.
 h(1).     Transfer Agency Agreement between Registrant and
           Shareholder Services, Inc.
 h(2).     Transfer Agency Agreement between Registrant and
           Boston Financial Data Services.
 i.        Opinion of                               .
 j.        Consent of Arthur Andersen LLP, Independent Public
           Accountants.
 n.        Financial Data Schedule.


 z(2). Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Registrant's Registration Statement pursuant to power of attorney.